                                 UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-8326
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                          MFS VARIABLE INSURANCE TRUST
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               (Exact name of registrant as specified in charter)

                500 Boylston Street, Boston, Massachusetts 02116
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              (Address of principal executive offices) (Zip code)

                                Susan S. Newton
                    Massachusetts Financial Services Company
                              500 Boylston Street
                          Boston, Massachusetts 02116
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                    (Name and address of agents for service)

       Registrant's telephone number, including area code: (617) 954-5000
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                      Date of fiscal year end: December 31
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                    Date of reporting period: March 31, 2007
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

ITEM 1. SCHEDULE OF INVESTMENTS.

MFS(R) Variable Insurance Trust

QUARTERLY PORTFOLIO HOLDINGS 03/31/07

MFS(R) High Income Series

[graphic omitted]


                                                       M F S(SM)
                                                       INVESTMENT MANAGEMENT(R)

PORTFOLIO OF INVESTMENTS 3/31/07 (Unaudited)

MFS Variable Insurance Trust - MFS High Income Series

ISSUER                                                                                             SHARES/PAR           VALUE ($)

BONDS - 83.6%

AEROSPACE - 1.7%
Bombardier, Inc., 8%, 2014 (n)                                                                   $  1,785,000        $  1,847,475
DRS Technologies, Inc., 7.625%, 2018                                                                2,635,000           2,740,400
Hawker Beechcraft Acquisition, 9.75%, 2017 (z)                                                      1,130,000           1,180,850
Vought Aircraft Industry, Inc., 8%, 2011                                                              485,000             475,300
                                                                                                                     ------------
                                                                                                                     $  6,244,025
                                                                                                                     ------------
AIRLINES - 0.5%
Continental Airlines, Inc., 6.9%, 2017                                                           $    292,790        $    290,594
Continental Airlines, Inc., 6.748%, 2017                                                              241,171             241,472
Continental Airlines, Inc., 6.795%, 2018                                                              412,013             411,756
Continental Airlines, Inc., 7.566%, 2020                                                              746,514             755,845
                                                                                                                     ------------
                                                                                                                     $  1,699,667
                                                                                                                     ------------
APPAREL MANUFACTURERS - 0.5%
Levi Strauss & Co., 12.25%, 2012                                                                 $    895,000        $    982,263
Levi Strauss & Co., 9.75%, 2015                                                                       855,000             938,363
                                                                                                                     ------------
                                                                                                                     $  1,920,626
                                                                                                                     ------------
ASSET BACKED & SECURITIZED - 2.5%
Airlie LCDO Ltd., CDO, FRN, 7.25%, 2011 (z)                                                      $    677,000        $    674,901
Anthracite CDO Ltd., 6%, 2037 (z)                                                                     290,000             258,972
Arbor Realty Mortgage Securities, CDO, FRN, 7.6738%, 2038 (z)                                         713,646             720,782
ARCap Inc., "H", REIT, 6.1%, 2045 (n)                                                                 906,493             811,170
Asset Securitization Corp., FRN, 7.7966%, 2029 (z)                                                  2,000,000           2,149,173
Babson Ltd., "D", CLO, FRN, 6.86%, 2018 (n)                                                           655,000             655,000
Credit Suisse Mortgage Securities Corp., 6.75%, 2030 (n)                                              630,000             675,088
Crest Ltd., 7%, 2040 (n)                                                                              846,250             819,593
CWCapital Cobalt CDO Ltd., "F", FRN, 6.66%, 2050 (z)                                                  500,000             498,250
CWCapital Cobalt Ltd., CDO, 6.23%, 2045 (n)                                                           938,000             920,131
First Union National Bank Commercial Mortgage Corp., 6.75%, 2032                                      750,000             761,955
Wachovia Credit, CDO, FRN, 6.6963%, 2026 (z)                                                          372,000             368,764
                                                                                                                     ------------
                                                                                                                     $  9,313,779
                                                                                                                     ------------
AUTOMOTIVE - 4.1%
Ford Motor Credit Co., 10.25%, 2010 (n)                                                          $  5,805,000        $  6,114,650
Ford Motor Credit Co., 8.625%, 2010                                                                 1,035,000           1,056,239
Ford Motor Credit Co., 7%, 2013                                                                       725,000             673,951
Ford Motor Credit Co., 8%, 2016                                                                     1,495,000           1,438,553
Ford Motor Credit Co., FRN, 8.11%, 2012                                                               945,000             923,759
General Motors Corp., 8.375%, 2033                                                                  1,934,000           1,735,765
Goodyear Tire & Rubber Co., 9%, 2015                                                                2,310,000           2,535,225
TRW Automotive, Inc., 7%, 2014 (z)                                                                    760,000             744,800
TRW Automotive, Inc., 7.25%, 2017 (z)                                                                 195,000             191,100
                                                                                                                     ------------
                                                                                                                     $ 15,414,042
                                                                                                                     ------------
BROADCASTING - 4.9%
Allbritton Communications Co., 7.75%, 2012                                                       $  2,130,000        $  2,183,250
Clear Channel Communications, Inc., 5.5%, 2014                                                      1,965,000           1,739,628
EchoStar DBS Corp., 6.375%, 2011                                                                      940,000             945,875
Hughes Network Systems LLC, 9.5%, 2014                                                                935,000             984,088
Intelsat Bermuda Ltd., 9.25%, 2016 (n)                                                                995,000           1,101,963
Intelsat Bermuda Ltd., 11.25%, 2016 (n)                                                             2,445,000           2,775,075
Intelsat Bermuda Ltd., FRN, 8.8719%, 2015 (n)                                                         640,000             652,800
Intelsat Ltd., 0% to 2010, 9.25% to 2015                                                            1,540,000           1,278,200
Intelsat Subsidiary Holding Co. Ltd., 8.625%, 2015                                                  1,220,000           1,305,400
ION Media Networks, Inc., FRN, 11.61%, 2013 (n)                                                     2,175,000           2,267,438
Umbrella Acquisition, Inc., 9.75%, 2015 (p)(z)                                                      3,140,000           3,128,225
                                                                                                                     ------------
                                                                                                                     $ 18,361,942
                                                                                                                     ------------
BUILDING - 1.7%
Builders FirstSource, Inc., FRN, 9.61%, 2012                                                     $    495,000        $    502,425
Goodman Global Holdings, Inc., 7.875%, 2012                                                           830,000             834,150
Interface, Inc., 10.375%, 2010                                                                        878,000             967,995
Interface, Inc., 9.5%, 2014                                                                           170,000             184,875
Masonite Corp., 11%, 2015 (z)                                                                       1,198,000           1,114,140
Nortek Holdings, Inc., 0% to 2009, 10.75% to 2014                                                   2,442,000           1,770,450
NTK Holdings, Inc., 8.5%, 2014                                                                      1,254,000           1,219,515
                                                                                                                     ------------
                                                                                                                     $  6,593,550
                                                                                                                     ------------
BUSINESS SERVICES - 2.2%
Iron Mountain, Inc., 8.625%, 2013                                                                $    980,000        $  1,008,420
Iron Mountain, Inc., 7.75%, 2015                                                                      445,000             453,900
Nortel Networks Ltd., 10.75%, 2016 (n)                                                                830,000             921,300
Northern Telecom Corp., 6.875%, 2023                                                                  700,000             651,000
SunGard Data Systems, Inc., 10.25%, 2015                                                            3,315,000           3,617,494
Xerox Corp., 7.625%, 2013                                                                           1,630,000           1,709,463
                                                                                                                     ------------
                                                                                                                     $  8,361,577
                                                                                                                     ------------
CABLE TV - 2.6%
CCH I Holdings LLC, 11%, 2015                                                                    $  2,298,000        $  2,384,175
CCH II Holdings LLC, 10.25%, 2010                                                                   1,385,000           1,461,175
CCO Holdings LLC, 8.75%, 2013                                                                       2,085,000           2,157,975
CSC Holdings, Inc., 6.75%, 2012 (n)                                                                 1,765,000           1,751,762
NTL Cable PLC, 9.125%, 2016                                                                         1,906,000           2,010,830
                                                                                                                     ------------
                                                                                                                     $  9,765,917
                                                                                                                     ------------
CHEMICALS - 4.5%
BCP Crystal Holdings Corp., 9.625%, 2014                                                         $    742,000        $    842,853
Crystal U.S. Holdings LLC, "B", 0% to 2009, 10.5% to 2014                                           2,502,000           2,323,733
Equistar Chemicals LP, 10.125%, 2008                                                                1,315,000           1,384,037
Equistar Chemicals LP, 10.625%, 2011                                                                  305,000             321,775
Innophos, Inc., 8.875%, 2014                                                                        1,630,000           1,687,050
KI Holdings, Inc., 0% to 2009, 9.875% to 2014                                                       1,924,000           1,618,565
Koppers, Inc., 9.875%, 2013                                                                         1,430,000           1,551,550
Lyondell Chemical Co., 11.125%, 2012                                                                1,730,000           1,851,100
Momentive Performance Materials, Inc., 11.5%, 2016 (n)                                              1,665,000           1,706,625
Mosaic Co., 7.625%, 2016 (n)                                                                        1,810,000           1,909,550
Nalco Co., 8.875%, 2013                                                                             1,605,000           1,705,313
                                                                                                                     ------------
                                                                                                                     $ 16,902,151
                                                                                                                     ------------
CONSUMER GOODS & SERVICES - 2.9%
Corrections Corp. of America, 6.25%, 2013                                                        $  1,135,000        $  1,135,000
GEO Group, Inc., 8.25%, 2013                                                                        1,580,000           1,647,150
Jarden Corp., 7.5%, 2017                                                                            1,560,000           1,575,600
Playtex Products, Inc., 9.375%, 2011                                                                  995,000           1,028,581
Service Corp. International, 7.375%, 2014                                                             725,000             754,000
Service Corp. International, 6.75%, 2015 (z)                                                          420,000             419,475
Service Corp. International, 7%, 2017                                                               2,400,000           2,418,000
Visant Holding Corp., 8.75%, 2013                                                                   1,940,000           2,022,450
Vitro S.A., 8.625%, 2012 (n)                                                                            2,000               2,050
Vitro S.A., 9.125%, 2017 (n)                                                                            7,000               7,175
                                                                                                                     ------------
                                                                                                                     $ 11,009,481
                                                                                                                     ------------
CONTAINERS - 1.8%
Berry Plastics Holding Corp., 8.875%, 2014                                                       $  1,760,000        $  1,799,600
Graham Packaging Co. LP, 9.875%, 2014                                                               1,020,000           1,040,400
Greif, Inc., 6.75%, 2017 (n)                                                                        1,040,000           1,047,800
Owens-Brockway Glass Container, Inc., 8.25%, 2013                                                   2,830,000           2,950,275
                                                                                                                     ------------
                                                                                                                     $  6,838,075
                                                                                                                     ------------
DEFENSE ELECTRONICS - 0.9%
L-3 Communications Corp., 6.125%, 2014                                                           $  1,755,000        $  1,724,288
L-3 Communications Corp., 5.875%, 2015                                                              1,580,000           1,534,575
                                                                                                                     ------------
                                                                                                                     $  3,258,863
                                                                                                                     ------------
ELECTRONICS - 1.3%
Avago Technologies Finance, 11.875%, 2015                                                        $    510,000        $    573,750
Freescale Semiconductor, Inc., 10.125%, 2016 (z)                                                    3,105,000           3,112,762
NXP B.V./NXP Funding LLC, 7.875%, 2014 (n)                                                            665,000             686,613
NXP B.V./NXP Funding LLC, 9.5%, 2015 (n)                                                              620,000             640,150
                                                                                                                     ------------
                                                                                                                     $  5,013,275
                                                                                                                     ------------
EMERGING MARKET QUASI-SOVEREIGN - 0.2%
Gazprom OAO, 9.625%, 2013 (n)                                                                    $    530,000        $    626,725
Gazprom OAO, 8.625%, 2034 (n)                                                                         200,000             257,000
                                                                                                                     ------------
                                                                                                                     $    883,725
                                                                                                                     ------------
EMERGING MARKET SOVEREIGN - 0.2%
Federative Republic of Brazil, 8.875%, 2019                                                      $    305,000        $    385,215
Russian Ministry of Finance, 12.75%, 2028                                                             204,000             370,178
                                                                                                                     ------------
                                                                                                                     $    755,393
                                                                                                                     ------------
ENERGY - INDEPENDENT - 3.8%
Chaparral Energy, Inc., 8.875%, 2017 (n)                                                         $  1,555,000        $  1,562,775
Chesapeake Energy Corp., 7%, 2014                                                                     875,000             901,250
Chesapeake Energy Corp., 6.375%, 2015                                                               2,755,000           2,741,225
Chesapeake Energy Corp., 6.875%, 2016                                                               1,020,000           1,032,750
Hilcorp Energy, 7.75%, 2015 (n)                                                                       575,000             564,937
Hilcorp Energy I, 9%, 2016 (n)                                                                      1,470,000           1,558,200
Newfield Exploration Co., 6.625%, 2014                                                              1,850,000           1,850,000
Plains Exploration & Production Co., 7%, 2017                                                       1,750,000           1,758,750
Quicksilver Resources, Inc., 7.125%, 2016                                                           1,840,000           1,812,400
Whiting Petroleum Corp., 7%, 2014                                                                     480,000             468,000
                                                                                                                     ------------
                                                                                                                     $ 14,250,287
                                                                                                                     ------------
ENTERTAINMENT - 0.5%
AMC Entertainment, Inc., 8%, 2014                                                                $    740,000        $    752,950
AMC Entertainment, Inc., 11%, 2016                                                                    960,000           1,093,200
                                                                                                                     ------------
                                                                                                                     $  1,846,150
                                                                                                                     ------------
FINANCIAL INSTITUTIONS - 2.2%
General Motors Acceptance Corp., 6.875%, 2011                                                    $  3,737,000        $  3,740,621
General Motors Acceptance Corp., 6.75%, 2014                                                        4,680,000           4,600,871
                                                                                                                     ------------
                                                                                                                     $  8,341,492
                                                                                                                     ------------
FOOD & BEVERAGES - 1.5%
ARAMARK Corp., 8.5%, 2015 (n)                                                                    $  2,315,000        $  2,407,600
B&G Foods Holding Corp., 8%, 2011                                                                     970,000             982,125
Del Monte Corp., 6.75%, 2015                                                                          470,000             464,712
Dole Foods Co., Inc., 8.875%, 2011                                                                    950,000             938,125
Michael Foods, Inc., 8%, 2013                                                                         890,000             903,350
                                                                                                                     ------------
                                                                                                                     $  5,695,912
                                                                                                                     ------------
FOREST & PAPER PRODUCTS - 1.7%
Buckeye Technologies, Inc., 8%, 2010                                                             $    365,000        $    363,175
Buckeye Technologies, Inc., 8.5%, 2013                                                              2,140,000           2,236,300
Jefferson Smurfit Corp., 8.25%, 2012                                                                1,481,000           1,481,000
JSG Funding PLC, 7.75%, 2015                                                                          150,000             153,000
MDP Acquisitions PLC, 9.625%, 2012                                                                    393,000             417,563
Millar Western Forest Products Ltd., 7.75%, 2013                                                      915,000             832,650
Verso Paper Holdings LLC, 9.125%, 2014 (n)                                                            745,000             774,800
                                                                                                                     ------------
                                                                                                                     $  6,258,488
                                                                                                                     ------------
GAMING & LODGING - 5.8%
Great Canadian Gaming Corp., 7.25%, 2015 (n)                                                     $  1,620,000        $  1,630,125
Greektown Holdings, 10.75%, 2013 (n)                                                                1,095,000           1,171,650
Harrah's Entertainment, Inc., 5.75%, 2017                                                           3,535,000           2,925,212
Majestic Star Casino LLC, 9.75%, 2011                                                               1,760,000           1,676,400
Mandalay Resort Group, 9.375%, 2010                                                                   955,000           1,029,013
MGM Mirage, Inc., 8.5%, 2010                                                                          580,000             619,875
MGM Mirage, Inc., 8.375%, 2011                                                                      2,135,000           2,247,088
MGM Mirage, Inc., 6.75%, 2013                                                                       1,115,000           1,106,638
MGM Mirage, Inc., 5.875%, 2014                                                                      1,625,000           1,511,250
Pinnacle Entertainment, Inc., 8.25%, 2012                                                             700,000             721,000
Pokagon Gaming Authority, 10.375%, 2014 (n)                                                           740,000             815,850
Station Casinos, Inc., 6.5%, 2014                                                                   2,425,000           2,231,000
Wimar Opco LLC, 9.625%, 2014 (n)                                                                    1,580,000           1,585,925
Wynn Las Vegas LLC, 6.625%, 2014                                                                    2,770,000           2,742,300
                                                                                                                     ------------
                                                                                                                     $ 22,013,326
                                                                                                                     ------------
HEALTH MAINTENANCE ORGANIZATIONS - 0.2%
Centene Corp., 7.25%, 2014 (n)                                                                   $    820,000        $    824,100
                                                                                                                     ------------

INDUSTRIAL - 1.2%
Belden CDT, Inc., 7%, 2017 (z)                                                                   $    755,000        $    770,117
Blount, Inc., 8.875%, 2012                                                                          1,465,000           1,516,275
JohnsonDiversey Holdings, Inc., "B", 9.625%, 2012                                                   2,055,000           2,147,475
                                                                                                                     ------------
                                                                                                                     $  4,433,867
                                                                                                                     ------------
MACHINERY & TOOLS - 1.1%
Case Corp., 7.25%, 2016                                                                          $    715,000        $    747,175
Case New Holland, Inc., 9.25%, 2011                                                                   525,000             551,250
Case New Holland, Inc., 7.125%, 2014                                                                2,680,000           2,787,200
                                                                                                                     ------------
                                                                                                                     $  4,085,625
                                                                                                                     ------------
MEDICAL & HEALTH TECHNOLOGY & SERVICES - 6.4%
Advanced Medical Optics, Inc., 7.5%, 2017 (z)                                                    $    870,000        $    876,525
CDRV Investors, Inc., 0% to 2010, 9.625% to 2015                                                    1,445,000           1,242,700
Cooper Cos., Inc., 7.125%, 2015 (n)                                                                 1,225,000           1,243,375
DaVita, Inc., 6.625%, 2013                                                                            750,000             750,000
DaVita, Inc., 7.25%, 2015                                                                           2,630,000           2,659,587
HCA, Inc., 6.375%, 2015                                                                             2,235,000           1,908,131
HCA, Inc., 9.25%, 2016 (n)                                                                          4,835,000           5,215,756
HealthSouth Corp., 10.75%, 2016 (n)                                                                 1,035,000           1,125,562
Omnicare, Inc., 6.875%, 2015                                                                        1,865,000           1,881,319
Psychiatric Solutions, Inc., 7.75%, 2015                                                            1,815,000           1,842,225
Tenet Healthcare Corp., 9.25%, 2015                                                                 1,985,000           1,965,150
U.S. Oncology, Inc., 10.75%, 2014                                                                   2,125,000           2,369,375
Vanguard Health Holding II, 9%, 2014                                                                1,085,000           1,098,563
                                                                                                                     ------------
                                                                                                                     $ 24,178,268
                                                                                                                     ------------
METALS & MINING - 3.9%
Arch Western Finance LLC, 6.75%, 2013                                                            $  2,820,000        $  2,774,175
Chaparral Steel Co., 10%, 2013                                                                      1,260,000           1,404,900
FMG Finance Ltd., 10.625%, 2016 (n)                                                                 1,880,000           2,162,000
Freeport-McMoRan Copper & Gold, 8.25%, 2015                                                         1,380,000           1,485,225
Freeport-McMoRan Copper & Gold, 8.375%, 2017                                                        2,395,000           2,589,594
Griffin Coal Mining Co., 9.5%, 2016 (z)                                                               844,000             890,420
Peabody Energy Corp., 5.875%, 2016                                                                  1,485,000           1,425,600
Peabody Energy Corp., 7.375%, 2016                                                                  1,105,000           1,163,013
PNA Group, Inc., 10.75%, 2016 (n)                                                                     880,000             946,000
                                                                                                                     ------------
                                                                                                                     $ 14,840,927
                                                                                                                     ------------
NATURAL GAS - DISTRIBUTION - 0.6%
AmeriGas Partners LP, 7.125%, 2016                                                               $  2,435,000        $  2,441,087
                                                                                                                     ------------

NATURAL GAS - PIPELINE - 2.9%
Atlas Pipeline Partners LP, 8.125%, 2015                                                         $  1,680,000        $  1,730,400
Colorado Interstate Gas Co., 5.95%, 2015                                                              770,000             774,808
El Paso Energy Corp., 7.75%, 2013                                                                   1,530,000           1,598,850
El Paso Performance-Linked Trust, 7.75%, 2011 (n)                                                   2,270,000           2,414,712
Transcontinental Gas Pipe Line Corp., 7%, 2011                                                        705,000             738,488
Williams Cos., Inc., 7.125%, 2011                                                                     725,000             759,438
Williams Cos., Inc., 8.75%, 2032                                                                    1,250,000           1,440,625
Williams Partners LP, 7.25%, 2017 (n)                                                               1,255,000           1,327,163
                                                                                                                     ------------
                                                                                                                     $ 10,784,484
                                                                                                                     ------------
NETWORK & TELECOM - 3.6%
Cincinnati Bell, Inc., 8.375%, 2014                                                              $  1,735,000        $  1,774,037
Citizens Communications Co., 9.25%, 2011                                                            1,301,000           1,450,615
Nordic Telephone Co. Holdings, 8.875%, 2016 (n)                                                     1,580,000           1,690,600
Qwest Capital Funding, Inc., 7.25%, 2011                                                            1,050,000           1,074,938
Qwest Corp., 7.875%, 2011                                                                           1,095,000           1,163,438
Qwest Corp., 8.875%, 2012                                                                           2,230,000           2,464,150
Time Warner Telecom Holdings, Inc., 9.25%, 2014                                                     1,625,000           1,738,750
Windstream Corp., 8.625%, 2016                                                                      1,725,000           1,886,719
Windstream Corp., 7%, 2019 (n)                                                                        375,000             375,000
                                                                                                                     ------------
                                                                                                                     $ 13,618,247
                                                                                                                     ------------
OIL SERVICES - 1.4%
Basic Energy Services, Inc., 7.125%, 2016                                                        $  2,080,000        $  2,028,000
Compagnie Generale de Geophysique-Veritas, 7.75%, 2017                                                975,000           1,016,437
GulfMark Offshore, Inc., 7.75%, 2014                                                                1,175,000           1,192,625
Hanover Compressor Co., 9%, 2014                                                                      910,000             985,075
                                                                                                                     ------------
                                                                                                                     $  5,222,137
                                                                                                                     ------------
PHARMACEUTICALS - 0.5%
Warner Chilcott Corp., 8.75%, 2015                                                               $  1,787,000        $  1,862,948
                                                                                                                     ------------

PRINTING & PUBLISHING - 3.6%
American Media Operations, Inc., 10.25%, 2009                                                    $  1,855,000        $  1,757,612
Dex Media, Inc., 0% to 2008, 9% to 2013                                                             3,580,000           3,333,875
Dex Media, Inc., 0% to 2008, 9% to 2013                                                             1,690,000           1,573,812
Idearc, Inc., 8%, 2016 (n)                                                                          3,685,000           3,790,944
MediaNews Group, Inc., 6.875%, 2013                                                                 1,300,000           1,183,000
R.H. Donnelley Corp., 8.875%, 2016                                                                  1,815,000           1,928,438
                                                                                                                     ------------
                                                                                                                     $ 13,567,681
                                                                                                                     ------------
RAILROAD & SHIPPING - 0.3%
TFM S.A. de C.V., 9.375%, 2012                                                                   $    946,000        $  1,016,950
TFM S.A. de C.V., 12.5%, 2012                                                                          98,000             105,056
                                                                                                                     ------------
                                                                                                                     $  1,122,006
                                                                                                                     ------------
RESTAURANTS - 0.2%
Denny's Corp. Holdings, Inc., 10%, 2012                                                          $    830,000        $    884,987
                                                                                                                     ------------

RETAILERS - 1.4%
Buhrmann U.S., Inc., 7.875%, 2015                                                                $  1,435,000        $  1,435,000
Couche-Tard, Inc., 7.5%, 2013                                                                       1,055,000           1,084,012
Jean Coutu Group (PJC), Inc., 7.625%, 2012                                                            910,000             964,672
Neiman Marcus Group, Inc., 9%, 2015                                                                 1,030,000           1,127,850
Neiman Marcus Group, Inc., 10.375%, 2015                                                              660,000             735,900
                                                                                                                     ------------
                                                                                                                     $  5,347,434
                                                                                                                     ------------
SPECIALTY STORES - 1.0%
GSC Holdings Corp., 8%, 2012                                                                     $    990,000        $  1,049,400
Michaels Stores, Inc., 11.375%, 2016 (n)                                                            1,335,000           1,438,463
Payless ShoeSource, Inc., 8.25%, 2013                                                               1,120,000           1,170,400
                                                                                                                     ------------
                                                                                                                     $  3,658,263
                                                                                                                     ------------
SUPERMARKETS - 0.3%
Jitney Jungle Stores of America, Inc., 10.375%, 2007 (d)                                               35,000        $          0
SUPERVALU, Inc., 7.5%, 2014                                                                         1,170,000           1,219,725
                                                                                                                     ------------
                                                                                                                     $  1,219,725
                                                                                                                     ------------
TELECOMMUNICATIONS - WIRELESS - 1.7%
Centennial Communications Corp., 10%, 2013                                                       $    290,000        $    312,837
Centennial Communications Corp., 10.125%, 2013                                                        615,000             664,200
Rogers Wireless, Inc., 6.375%, 2014                                                                 1,475,000           1,511,875
Rogers Wireless, Inc., 7.5%, 2015                                                                     795,000             861,581
Rural Cellular Corp., 9.875%, 2010                                                                  1,170,000           1,234,350
Wind Acquisition Finance S.A., 10.75%, 2015 (n)                                                     1,620,000           1,854,900
                                                                                                                     ------------
                                                                                                                     $  6,439,743
                                                                                                                     ------------
TOBACCO - 0.4%
Reynolds American, Inc., 7.25%, 2012                                                             $    687,000        $    719,893
Reynolds American, Inc., 7.3%, 2015                                                                   775,000             809,073
                                                                                                                     ------------
                                                                                                                     $  1,528,966
                                                                                                                     ------------
TRANSPORTATION - SERVICES - 0.9%
Hertz Corp., 8.875%, 2014                                                                        $  2,135,000        $  2,300,462
Stena AB, 7%, 2016                                                                                  1,123,000           1,111,770
                                                                                                                     ------------
                                                                                                                     $  3,412,232
                                                                                                                     ------------
UTILITIES - ELECTRIC POWER - 4.0%
AES Corp., 9.375%, 2010                                                                          $  1,560,000        $  1,696,500
Edison Mission Energy, 7.75%, 2016                                                                    915,000             953,887
Midwest Generation LLC, 8.75%, 2034                                                                 2,380,000           2,582,300
Mirant North American LLC, 7.375%, 2013                                                             1,390,000           1,424,750
Mission Energy Holding Co., 13.5%, 2008                                                             1,395,000           1,520,550
NRG Energy, Inc., 7.375%, 2016                                                                      4,795,000           4,926,863
NRG Energy, Inc., 7.375%, 2017                                                                        625,000             641,406
Reliant Resources, Inc., 9.25%, 2010                                                                1,155,000           1,217,081
                                                                                                                     ------------
                                                                                                                     $ 14,963,337
                                                                                                                     ------------
  TOTAL BONDS                                                                                                        $315,177,807
                                                                                                                     ------------
FLOATING RATE LOANS(g)(r) - 8.9%

AUTOMOTIVE - 1.8%
Ford Motor Co., Term Loan B, 8.36%, 2013                                                         $  3,332,842        $  3,341,175
General Motors Corp., Term Loan B, 7.70%, 2013                                                      2,393,645           2,408,606
Mark IV Industries, Inc., Second Lien Term Loan, 11.10%, 2011                                       1,014,271           1,022,301
                                                                                                                     ------------
                                                                                                                     $  6,772,082
                                                                                                                     ------------
BROADCASTING - 0.8%
Gray Television, Inc.,Term Loan B, 2014 (o)                                                      $    815,159        $    815,159
Univision Communications, Inc., Delayed Draw Term Loan, 2014 (o)                                       88,110              88,023
Univision Communications, Inc., Term Loan B, 2014  (o)                                              2,307,444           2,305,201
                                                                                                                     ------------
                                                                                                                     $  3,208,383
                                                                                                                     ------------
CABLE TV - 0.8%
Charter Communications Entertainment I LLC, 2014 (o)                                             $    812,536        $    810,702
CSC Holdings, Inc., Incremental Term Loan, 7.11%, 2013                                              1,253,862           1,257,519
Mediacom Illinois LLC, Term Loan A, 6.86%, 2012                                                     1,117,793           1,106,848
                                                                                                                     ------------
                                                                                                                     $  3,175,069
                                                                                                                     ------------
CHEMICALS - 0.8%
Celanese AG, Dollar Term Loan, 2011, 7.09%, 2011 (o)                                             $  2,931,105        $  2,935,991
                                                                                                                     ------------

CONTAINERS - 0.3%
Altivity Packaging LLC, Second Lien Term Loan, 10.32%, 2013                                      $    301,333        $    306,858
Altivity Packaging LLC, Second Lien Term Loan, 10.32%, 2013                                           941,667             958,931
                                                                                                                     ------------
                                                                                                                     $  1,265,789
                                                                                                                     ------------
FOOD & BEVERAGES - 0.6%
Dean Foods Co., Term Loan B, 2014 (o)                                                            $  1,356,193        $  1,356,193
Dole Food Co., Inc., Term Loan, 7.54%, 2013                                                           182,949             182,622
Dole Food Co., Inc., Term Loan C, 7.46%, 2013                                                         609,828             608,739
Dole Foods Co., Inc., 5.23%, 2013                                                                      82,132              81,985
                                                                                                                     ------------
                                                                                                                     $  2,229,539
                                                                                                                     ------------
FOREST & PAPER PRODUCTS - 0.5%
Georgia-Pacific Corp., Term Loan, 7.09%, 2012                                                    $  1,724,068        $  1,732,185
Georgia-Pacific Corp., Term Loan B-2, 7.09%, 2012                                                     114,738             115,264
                                                                                                                     ------------
                                                                                                                     $  1,847,449
                                                                                                                     ------------
GAMING & LODGING - 0.5%
Gulfside Casino, Term Loan B, 10.34%, 2012                                                       $  1,814,686        $  1,828,296
                                                                                                                     ------------

MEDICAL & HEALTH TECHNOLOGY & SERVICES - 0.5%
HCA, Inc., Term Loan B, 7.6%, 2012                                                               $  1,727,439        $  1,741,641
                                                                                                                     ------------

POLLUTION CONTROL - 0.4%
Allied Waste North America, Inc., Term Loan A, 2012 (o)                                          $    503,454        $    504,713
Allied Waste North America, Inc., Term Loan, 2012 (o)                                               1,079,438           1,081,575
                                                                                                                     ------------
                                                                                                                     $  1,586,288
                                                                                                                     ------------
PRINTING & PUBLISHING - 1.4%
Idearc, Inc., Term Loan B, 7.35%, 2014                                                           $  3,905,586        $  3,926,945
Nielsen Finance LLC, Term Loan B, 7.61%, 2013                                                       1,464,178           1,475,527
                                                                                                                     ------------
                                                                                                                     $  5,402,472
                                                                                                                     ------------
SPECIALTY STORES - 0.5%
Michaels Stores, Inc., Term Loan, 8.13%, 2013                                                    $  1,700,424        $  1,714,594
                                                                                                                     ------------
  TOTAL FLOATING RATE LOANS                                                                                          $ 33,707,593
                                                                                                                     ------------
COMMON STOCKS - 1.6%

AUTOMOTIVE - 0.0%
Oxford Automotive, Inc. (a)                                                                                82        $          0
                                                                                                                     ------------

CHEMICALS - 0.3%
Huntsman Corp.                                                                                         51,100        $    975,499
                                                                                                                     ------------

ENERGY - INDEPENDENT - 0.5%
Chesapeake Energy Corp.                                                                                20,400        $    629,952
Foundation Coal Holdings, Inc.                                                                         35,130           1,206,364
                                                                                                                     ------------
                                                                                                                     $  1,836,316
                                                                                                                     ------------
FOREST & PAPER PRODUCTS - 0.1%
Louisiana-Pacific Corp.                                                                                16,100        $    322,966
                                                                                                                     ------------

MACHINERY & TOOLS - 0.2%
Titan International, Inc.                                                                              29,400        $    744,702
                                                                                                                     ------------

NATURAL GAS - PIPELINE - 0.2%
Williams Cos., Inc.                                                                                    29,200        $    831,032
                                                                                                                     ------------

POLLUTION CONTROL - 0.1%
Waste Management, Inc.                                                                                 11,400        $    392,274
                                                                                                                     ------------

PRINTING & PUBLISHING - 0.0%
Golden Books Family Entertainment, Inc. (a)                                                             2,125        $          0
                                                                                                                     ------------

TELEPHONE SERVICES - 0.2%
Windstream Corp.                                                                                       59,600        $    875,524
                                                                                                                     ------------

  TOTAL COMMON STOCKS                                                                                                $  5,978,313
                                                                                                                     ------------

PREFERRED STOCKS - 0.1%

BROADCASTING - 0.1%
ION Media Networks, Inc., 13.25%                                                                           43        $    335,400
                                                                                                                     ------------

REAL ESTATE - 0.0%
HRPT Properties Trust, "B", REIT, 8.75%                                                                 1,200        $     30,792
                                                                                                                     ------------
  TOTAL PREFERRED STOCKS                                                                                             $    366,192
                                                                                                                     ------------

REPURCHASE AGREEMENTS - 6.5%
Merrill Lynch, 5.39%, dated 3/30/07, due 4/02/07, total to be received $24,480,991
(secured by various U.S. Treasury and Federal Agency obligations and Mortgage Backed
securities in a jointly traded account)                                                          $ 24,470,000        $ 24,470,000

  TOTAL INVESTMENTS(k)                                                                                               $379,699,905
                                                                                                                     ------------
OTHER ASSETS, LESS LIABILITIES - (0.7)%                                                                                (2,808,820)
                                                                                                                     ------------
  NET ASSETS - 100.0%                                                                                                $376,891,085
                                                                                                                     ------------

(a) Non-income producing security.
(d) Non-income producing security - in default.
(g) The rate shown represents a weighted average coupon rate on settled positions at period end.
(k) As of March 31, 2007, the series held securities fair valued in accordance with the policies adopted by the Board of
    Trustees, aggregating $305,864,028 and 80.55% of market value. An independent pricing service provided an evaluated bid for 80.55% of the market value.
(n) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $64,677,574 representing 17.2% of net assets.
(o) All or a portion of this position has not settled. Upon settlement date, interest rates will be determined.
(p) Payment-in-kind security.
(r) Remaining maturities of floating rate loans may be less than stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. These loans may be subject to restrictions on resale. Floating rate loans generally have rates of interest which are determined periodically by reference to a base lending rate plus a premium.
(z) Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale.
    These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The series holds the following restricted securities:

                                                                 ACQUISITION        ACQUISITION      CURRENT        TOTAL % OF
RESTRICTED SECURITIES                                               DATE                COST       MARKET VALUE     NET ASSETS
------------------------------------------------------------------------------------------------------------------------------
Advanced Medical Optics, Inc., 7.5%, 2017                       3/27/07-3/30/07     $   873,900    $   876,525
Airlie LCDO Ltd., CDO, FRN, 7.25%, 2011                             10/13/06            677,000        674,901
Anthracite CDO Ltd., 6%, 2037                                        5/14/02            191,575        258,972
Arbor Realty Mortgage Securities, CDO, FRN, 7.6738%, 2038           12/20/05            713,646        720,782
Asset Securitization Corp., FRN, 7.7966%, 2029                       1/25/05          1,726,172      2,149,173
Belden CDT, Inc., 7%, 2017                                      3/13/07-3/16/07         758,525        770,117
CWCapital Cobalt CDO Ltd., "F", FRN, 6.66%, 2050                     4/12/06            500,000        498,250
Freescale Semiconductor, Inc., 10.125%, 2016                    3/09/07-3/30/07       3,151,306      3,112,762
Griffin Coal Mining Co., 9.5%, 2016                                 11/10/06            844,000        890,420
Hawker Beechcraft Acquisition, 9.75%, 2017                      3/16/07-3/21/07       1,157,144      1,180,850
Masonite Corp., 11%, 2015                                       11/16/06-1/05/07      1,125,110      1,114,140
Service Corp. International, 6.75%, 2015                             3/28/07            418,249        419,475
TRW Automotive, Inc., 7%, 2014                                       3/14/07            749,770        744,800
TRW Automotive, Inc., 7.25%, 2017                                    3/14/07            191,627        191,100
Umbrella Acquisition, Inc., 9.75%, 2015                         3/01/07-3/19/07       3,146,500      3,128,225
Wachovia Credit, CDO, FRN, 6.6963%, 2026                             6/08/06            372,000        368,764
------------------------------------------------------------------------------------------------------------------------------
Total Restricted Securities                                                                        $17,099,256        4.5%
                                                                                                   ==========================

The following abbreviations are used in this report and are defined:
CDO      Collateralized Debt Obligation
CLO      Collateralized Loan Obligation
FRN      Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
REIT     Real Estate Investment Trust

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS VARIABLE INSURANCE TRUST - HIGH INCOME SERIES
SUPPLEMENTAL INFORMATION (UNAUDITED) 03/31/2007

(1) PORTFOLIO SECURITIES

The cost and unrealized appreciation and depreciation in the value of the investments owned by the series, as computed on a federal income tax basis, are as follows:

Aggregate Cost                                                   $372,091,240
                                                                 ============
Gross unrealized appreciation                                    $  9,388,794
Gross unrealized depreciation                                      (1,780,129)
                                                                 ------------
      Net unrealized appreciation (depreciation)                 $  7,608,665
                                                                 ============

The aggregate cost above includes prior fiscal year end tax adjustments.

(2) FINANCIAL INSTRUMENTS

FUTURES CONTRACTS OUTSTANDING AT 03/31/07

                                                                                                  UNREALIZED
                                                                                EXPIRATION       APPRECIATION
DESCRIPTION                      CONTRACTS                        VALUE            DATE         (DEPRECIATION)
---------------------------------------------------------------------------------------------------------------
U.S. Treasury Bond (Long)           102                        $11,347,500        Jun-07          $ (215,513)

SWAP AGREEMENTS AT 03/31/07
                                                                                                     UNREALIZED
NOTIONAL                                                     CASH FLOWS           CASH FLOWS        APPRECIATION
EXPIRATION        AMOUNT             COUNTERPARTY            TO RECEIVE             TO PAY         (DEPRECIATION)
-----------------------------------------------------------------------------------------------------------------
CREDIT DEFAULT SWAPS
1/20/12       USD   1,300,000      Goldman Sachs & Co.           (1)           1.49% (fixed rate)     $     (54)
3/20/12       USD   1,300,000      Merrill Lynch                 (2)           3.70% (fixed rate)         6,694
3/20/17       USD     220,000      Merrill Lynch & Co., Inc.     (3)           0.81% (fixed rate)         1,848
3/20/17       USD     215,000      JP Morgan Chase & Co.         (3)           0.80% (fixed rate)         2,056
3/20/17       USD     215,000      JP Morgan Chase & Co.         (3)           0.79% (fixed rate)         2,379
                                                                                                      ---------
                                                                                                      $  12,923
                                                                                                      =========

(1) Fund to receive notional amount upon a defined credit default event by Constellation Brands, 8.0%, 2/15/08.
(2) Fund to receive notional amount upon a defined credit default event by Lear Corp., 5.75%, 8/01/14.
(3) Fund to receive notional amount upon a defined credit default event by Waste Management Inc., 7.38%, 8/01/10.

At March 31, 2007, the series had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

MFS(R) Variable Insurance Trust

QUARTERLY PORTFOLIO HOLDINGS 03/31/07

MFS(R) NEW DISCOVERY SERIES

[graphic omitted]

                                                       M F S(SM)
                                                       INVESTMENT MANAGEMENT(R)

PORTFOLIO OF INVESTMENTS March 31, 2007 (Unaudited)
MFS Variable Insurance Trust - MFS New Discovery Series
ISSUER                                                                                        SHARES/PAR              VALUE ($)
COMMON STOCKS - 99.5%
AIRLINES - 0.5%
Allegiant Travel Co. (a)(l)                                                                       133,750          $    4,213,125
                                                                                                                   --------------
ALCOHOLIC BEVERAGES - 0.2%
Castle Brands, Inc. (a)(l)                                                                        196,680          $    1,362,992
                                                                                                                   --------------
APPAREL MANUFACTURERS - 1.9%
Carter's, Inc. (a)(l)                                                                             398,610          $   10,100,777
Quiksilver, Inc. (a)(l)                                                                           531,670               6,167,372
                                                                                                                   --------------
                                                                                                                   $   16,268,149
                                                                                                                   --------------
BIOTECHNOLOGY - 3.2%
3SBio, Inc., ADR (a)                                                                              196,440          $    2,164,769
CV Therapeutics, Inc. (a)                                                                         305,830               2,406,882
Gen-Probe, Inc. (a)                                                                               146,640               6,903,811
Keryx Biopharmaceuticals, Inc. (a)(l)                                                             143,680               1,511,514
Millipore Corp. (a)(l)                                                                            196,790              14,261,371
                                                                                                                   --------------
                                                                                                                   $   27,248,347
                                                                                                                   --------------
BROKERAGE & ASSET MANAGERS - 1.6%
HFF, Inc., "A" (a)                                                                                303,910          $    4,558,650
International Securities Exchange Holdings, Inc.                                                   91,560               4,468,128
Thomas Weisel Partners Group (a)                                                                  228,280               4,341,886
                                                                                                                   --------------
                                                                                                                   $   13,368,664
                                                                                                                   --------------
BUSINESS SERVICES - 6.6%
Bright Horizons Family Solutions, Inc. (a)(l)                                                     163,450          $    6,170,238
Corporate Executive Board Co. (l)                                                                 287,010              21,801,280
CoStar Group, Inc. (a)                                                                            206,040               9,205,867
Global Payments, Inc. (l)                                                                         302,320              10,297,019
Syntel, Inc.                                                                                       59,780               2,071,377
Ultimate Software Group, Inc. (a)(l)                                                              234,040               6,129,508
                                                                                                                   --------------
                                                                                                                   $   55,675,289
                                                                                                                   --------------
CHEMICALS - 0.9%
Nalco Holding Co.                                                                                 329,390          $    7,872,421
                                                                                                                   --------------
COMPUTER SOFTWARE - 6.0%
CommVault Systems, Inc. (a)(l)                                                                    321,210          $    5,203,602
Guidance Software, Inc. (a)(l)                                                                    306,785               3,693,691
MSC.Software Corp. (a)(l)                                                                         381,498               5,245,597
Opsware, Inc. (a)(l)                                                                            1,221,870               8,858,558
TIBCO Software, Inc. (a)(l)                                                                       921,710               7,852,969
Transaction Systems Architects, Inc. (a)                                                          603,505              19,547,527
                                                                                                                   --------------
                                                                                                                   $   50,401,944
                                                                                                                   --------------
CONSTRUCTION - 1.2%
Dayton Superior Corp. (a)                                                                         298,540          $    3,086,904
M.D.C. Holdings, Inc. (l)                                                                         137,410               6,605,299
                                                                                                                   --------------
                                                                                                                   $    9,692,203
                                                                                                                   --------------
CONSUMER GOODS & SERVICES - 5.4%
Central Garden & Pet Co., "A" (a)(l)                                                              687,110          $   10,100,517
ITT Educational Services, Inc. (a)(l)                                                              99,960               8,145,740
Monster Worldwide, Inc. (a)(l)                                                                     88,540               4,194,140
New Oriental Education & Technology Group, ADR (a)(l)                                             284,810              11,543,349
Strayer Education, Inc. (l)                                                                        91,810              11,476,250
                                                                                                                   --------------
                                                                                                                   $   45,459,996
                                                                                                                   --------------
ELECTRICAL EQUIPMENT - 2.0%
MSC Industrial Direct Co., Inc., "A"                                                              223,440          $   10,430,179
WESCO International, Inc. (a)                                                                     103,000               6,466,340
                                                                                                                   --------------
                                                                                                                   $   16,896,519
                                                                                                                   --------------
ELECTRONICS - 9.5%
ARM Holdings PLC                                                                                6,062,970          $   15,986,328
ATMI, Inc. (a)                                                                                    357,030              10,914,407
Entegris, Inc. (a)(l)                                                                             728,164               7,791,355
FormFactor, Inc. (a)                                                                              206,300               9,231,925
Hittite Microwave Corp. (a)(l)                                                                    393,720              15,815,732
Intersil Corp., "A" (l)                                                                           319,710               8,469,118
NetLogic Microsystems, Inc. (a)(l)                                                                226,190               6,021,178
PLX Technology, Inc. (a)                                                                          207,800               2,023,972
Volterra Semiconductor Corp. (a)                                                                  312,880               4,086,213
                                                                                                                   --------------
                                                                                                                   $   80,340,228
                                                                                                                   --------------
ENERGY - INDEPENDENT - 2.7%
EXCO Resources, Inc. (a)(l)                                                                       466,740          $    7,738,549
Goodrich Petroleum Corp. (a)                                                                      176,010               5,919,216
Kodiak Oil & Gas Corp. (a)(l)                                                                     726,920               3,794,522
Venoco, Inc. (a)                                                                                  287,250               5,130,285
                                                                                                                   --------------
                                                                                                                   $   22,582,572
                                                                                                                   --------------
ENGINEERING - CONSTRUCTION - 4.0%
InfraSource Services, Inc. (a)(l)                                                                 290,030          $    8,854,616
North American Energy Partners, Inc. (a)                                                          759,830              16,024,815
Quanta Services, Inc. (a)(l)                                                                      345,250               8,707,205
                                                                                                                   --------------
                                                                                                                   $   33,586,636
                                                                                                                   --------------
FOOD & BEVERAGES - 0.6%
Diamond Foods, Inc. (l)                                                                           314,656          $    5,239,022
                                                                                                                   --------------
FOOD & DRUG STORES - 0.4%
Susser Holdings Corp. (a)                                                                         216,730          $    3,760,266
                                                                                                                   --------------
FOREST & PAPER PRODUCTS - 0.7%
Universal Forest Products, Inc. (l)                                                               126,180          $    6,252,219
                                                                                                                   --------------
GAMING & LODGING - 0.8%
WMS Industries, Inc. (a)(l)                                                                       161,780          $    6,348,247
                                                                                                                   --------------
GENERAL MERCHANDISE - 1.1%
Stage Stores, Inc.                                                                                393,025          $    9,161,413
                                                                                                                   --------------
INTERNET - 1.6%
CNET Networks, Inc. (a)(l)                                                                        945,040          $    8,231,298
Move, Inc. (a)(l)                                                                                 755,300               4,184,362
Vocus, Inc. (a)                                                                                    39,797                 801,114
                                                                                                                   --------------
                                                                                                                   $   13,216,774
                                                                                                                   --------------
LEISURE & TOYS - 1.9%
Activision, Inc. (a)(l)                                                                           421,271          $    7,978,873
THQ, Inc. (a)(l)                                                                                  230,629               7,885,206
                                                                                                                   --------------
                                                                                                                   $   15,864,079
                                                                                                                   --------------
MACHINERY & TOOLS - 1.0%
Ritchie Bros. Auctioneers, Inc.                                                                   145,100          $    8,491,252
                                                                                                                   --------------
MEDICAL & HEALTH TECHNOLOGY & SERVICES - 5.1%
Healthcare Services Group, Inc.                                                                   322,490          $    9,239,339
IDEXX Laboratories, Inc. (a)(l)                                                                   123,623              10,833,084
MWI Veterinary Supply, Inc. (a)(l)                                                                452,102              14,919,366
VCA Antech, Inc. (a)                                                                              121,780               4,421,832
WebMD Health Corp. (a)(l)                                                                          73,370               3,861,463
                                                                                                                   --------------
                                                                                                                   $   43,275,084
                                                                                                                   --------------
MEDICAL EQUIPMENT - 11.3%
ABIOMED, Inc. (a)(l)                                                                              246,350          $    3,365,141
Advanced Medical Optics, Inc. (a)                                                                 403,970              15,027,684
Aspect Medical Systems, Inc. (a)                                                                  747,280              11,650,095
AtriCure, Inc. (a)(l)                                                                             281,270               2,871,767
Conceptus, Inc. (a)                                                                               456,390               9,127,800
Cyberonics, Inc. (a)(l)                                                                           333,210               6,257,684
Dexcom, Inc. (a)(l)                                                                               315,810               2,482,267
Haemonetics Corp. (a)(l)                                                                          121,770               5,692,748
Mindray Medical International Ltd., ADR                                                           159,920               3,807,695
NxStage Medical, Inc. (a)(l)                                                                      208,550               2,777,886
Thoratec Corp. (a)                                                                                620,150              12,961,135
Ventana Medical Systems, Inc. (a)(l)                                                              259,880              10,888,972
Volcano Corp. (a)(l)                                                                              475,810               8,569,338
                                                                                                                   --------------
                                                                                                                   $   95,480,212
                                                                                                                   --------------
NETWORK & TELECOM - 2.6%
NICE Systems Ltd., ADR (a)(l)                                                                     654,040          $   22,250,441
                                                                                                                   --------------
OIL SERVICES - 2.8%
Dresser-Rand Group, Inc. (a)                                                                      435,990          $   13,280,255
Natural Gas Services Group, Inc. (a)(l)                                                           226,090               3,203,695
Universal Compression Holdings, Inc. (a)(l)                                                        99,920               6,762,586
                                                                                                                   --------------
                                                                                                                   $   23,246,536
                                                                                                                   --------------
OTHER BANKS & DIVERSIFIED FINANCIALS - 3.6%
Commerce Bancorp, Inc.                                                                            309,880          $   10,343,794
Nelnet, Inc., "A" (l)                                                                             164,780               3,949,777
New York Community Bancorp, Inc.                                                                  460,300               8,096,677
Signature Bank (a)(l)                                                                             234,110               7,617,939
                                                                                                                   --------------
                                                                                                                   $   30,008,187
                                                                                                                   --------------
PERSONAL COMPUTERS & PERIPHERALS - 2.0%
Mellanox Technologies Ltd. (a)                                                                    266,190          $    3,873,064
Nuance Communications, Inc. (a)(l)                                                                871,794              13,347,166
                                                                                                                   --------------
                                                                                                                   $   17,220,230
                                                                                                                   --------------
PHARMACEUTICALS - 3.7%
Adams Respiratory Therapeutics, Inc. (a)(l)                                                       248,790          $    8,366,808
Cadence Pharmaceuticals, Inc. (a)(l)                                                              212,750               3,148,700
Endo Pharmaceuticals Holdings, Inc. (a)(l)                                                        280,080               8,234,352
Medicis Pharmaceutical Corp., "A"                                                                 340,510              10,494,518
Synta Pharmaceuticals Corp. (a)                                                                   168,650               1,361,006
                                                                                                                   --------------
                                                                                                                   $   31,605,384
                                                                                                                   --------------
RAILROAD & SHIPPING - 0.8%
American Commercial Lines, Inc. (a)                                                               213,400          $    6,711,430
                                                                                                                   --------------
RESTAURANTS - 5.3%
Chipotle Mexican Grill, Inc., "A" (a)(l)                                                           94,520          $    5,869,692
Panera Bread Co. (a)(l)                                                                           145,290               8,580,827
Peet's Coffee & Tea, Inc. (a)(l)                                                                  154,890               4,278,062
Red Robin Gourmet Burgers, Inc. (a)                                                               403,560              15,666,199
Texas Roadhouse, Inc., "A" (a)                                                                    743,480              10,594,590
                                                                                                                   --------------
                                                                                                                   $   44,989,370
                                                                                                                   --------------
SPECIALTY CHEMICALS - 0.6%
Innophos Holdings, Inc.                                                                           286,800          $    4,958,772
                                                                                                                   --------------
SPECIALTY STORES - 5.6%
A.C. Moore Arts & Crafts, Inc. (a)(l)                                                             363,370          $    7,754,316
CarMax, Inc. (a)                                                                                  211,000               5,177,940
Citi Trends, Inc. (a)                                                                             137,260               5,866,492
Dick's Sporting Goods, Inc. (a)                                                                   131,880               7,683,329
Hibbett Sports, Inc. (a)                                                                          220,560               6,305,810
Monro Muffler Brake, Inc. (l)                                                                     147,360               5,172,336
Urban Outfitters, Inc. (a)(l)                                                                     356,520               9,451,345
                                                                                                                   --------------
                                                                                                                   $   47,411,568
                                                                                                                   --------------
TELEPHONE SERVICES - 1.2%
Level 3 Communications, Inc. (a)                                                                1,597,170          $    9,742,737
                                                                                                                   --------------
TRUCKING - 1.1%
Landstar Systems, Inc. (l)                                                                        202,930          $    9,302,311
                                                                                                                   --------------
    TOTAL COMMON STOCKS                                                                                            $  839,504,619
                                                                                                                   --------------
SHORT-TERM OBLIGATIONS - 0.4%
General Electric Capital Corp., 5.37%, due 4/02/07 (y)                                       $  3,342,000          $    3,341,501
                                                                                                                   --------------
COLLATERAL FOR SECURITIES LOANED - 23.4%
Navigator Securities Lending Prime Portfolio, at Net Asset Value                              197,704,890          $  197,704,890
                                                                                                                   --------------
    TOTAL INVESTMENTS                                                                                              $1,040,551,010
                                                                                                                   --------------
OTHER ASSETS, LESS LIABILITIES - (23.3)%                                                                             (196,331,218)
                                                                                                                   --------------
    NET ASSETS - 100.0%                                                                                            $  844,219,792
                                                                                                                   --------------

(a) Non-income producing security.
(l) All or a portion of this security is on loan.
(y) The rate shown represents an annualized yield at time of purchase.

The following abbreviation is used in this report and is defined:

ADR      American Depository Receipt

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS VARIABLE INSURANCE TRUST - MFS NEW DISCOVERY SERIES

SUPPLEMENTAL INFORMATION (UNAUDITED) 03/31/2007

(1) PORTFOLIO SECURITIES

The cost and unrealized appreciation and depreciation in the value of the investments owned by the series, as computed on a federal income tax basis, are as follows:

Aggregate Cost                                                  $934,925,359
                                                                ============
Gross unrealized appreciation                                   $123,566,659
Gross unrealized depreciation                                    (17,941,008)
                                                                ------------
      Net unrealized appreciation (depreciation)                $105,625,651
                                                                ============

The aggregate cost above includes prior fiscal year end tax adjustments.

MFS(R) Variable Insurance Trust

QUARTERLY PORTFOLIO HOLDINGS 03/31/07

MFS(R) INVESTORS GROWTH STOCK SERIES

[graphic omitted]

                                                       M F S(SM)
                                                       INVESTMENT MANAGEMENT(R)

PORTFOLIO OF INVESTMENTS 3/31/07 (Unaudited)
MFS Variable Insurance Trust - MFS Investors Growth Stock Series
ISSUER                                                                                         SHARES/PAR            VALUE ($)
COMMON STOCKS - 96.2%
AEROSPACE - 3.5%
Boeing Co.                                                                                         20,940          $  1,861,775
Embraer-Empresa Brasileira de Aeronautica S.A., ADR                                                56,920             2,610,351
Precision Castparts Corp.                                                                          42,150             4,385,708
United Technologies Corp.                                                                         102,230             6,644,950
                                                                                                                   ------------
                                                                                                                   $ 15,502,784
                                                                                                                   ------------
ALCOHOLIC BEVERAGES - 0.8%
Diageo PLC                                                                                        168,300          $  3,409,329
                                                                                                                   ------------
APPAREL MANUFACTURERS - 2.6%
Coach, Inc. (a)                                                                                    26,730          $  1,337,836
LVMH Moet Hennessy Louis Vuitton S.A. (l)                                                          43,930             4,872,239
NIKE, Inc., "B"                                                                                    48,590             5,163,173
                                                                                                                   ------------
                                                                                                                   $ 11,373,248
                                                                                                                   ------------
AUTOMOTIVE - 1.0%
Bayerische Motoren Werke AG                                                                        17,900          $  1,055,865
Harman International Industries, Inc. (l)                                                          36,980             3,553,038
                                                                                                                   ------------
                                                                                                                   $  4,608,903
                                                                                                                   ------------
BIOTECHNOLOGY - 3.9%
Amgen, Inc. (a)                                                                                   107,180          $  5,989,218
Celgene Corp. (a)                                                                                  52,420             2,749,953
Genzyme Corp. (a)                                                                                 143,100             8,588,862
                                                                                                                   ------------
                                                                                                                   $ 17,328,033
                                                                                                                   ------------
BROADCASTING - 1.3%
News Corp., "A"                                                                                   254,150          $  5,875,948
                                                                                                                   ------------
BROKERAGE & ASSET MANAGERS - 2.9%
Charles Schwab Corp.                                                                              264,280          $  4,833,681
Deutsche Boerse AG                                                                                  9,800             2,244,492
Merrill Lynch & Co., Inc.                                                                          27,250             2,225,508
Morgan Stanley                                                                                     43,040             3,389,830
                                                                                                                   ------------
                                                                                                                   $ 12,693,511
                                                                                                                   ------------
BUSINESS SERVICES - 5.9%
Amdocs Ltd. (a)                                                                                   234,230          $  8,544,710
Automatic Data Processing, Inc. (w)                                                                59,980             2,609,130
Broadridge Financial Solutions, Inc. (a)(w)                                                         3,755                73,973
Fidelity National Information Services, Inc.                                                       51,950             2,361,647
First Data Corp.                                                                                  325,140             8,746,266
Western Union Co.                                                                                 159,440             3,499,708
                                                                                                                   ------------
                                                                                                                   $ 25,835,434
                                                                                                                   ------------
CABLE TV - 0.6%
Comcast Corp., "A" (a)                                                                             96,155          $  2,495,222
                                                                                                                   ------------
CHEMICALS - 0.7%
Monsanto Co.                                                                                       58,000          $  3,187,680
                                                                                                                   ------------
COMPUTER SOFTWARE - 6.2%
Adobe Systems, Inc. (a)                                                                           174,654          $  7,283,072
Microsoft Corp.                                                                                   370,300            10,320,261
Oracle Corp. (a)                                                                                  532,890             9,661,296
                                                                                                                   ------------
                                                                                                                   $ 27,264,629
                                                                                                                   ------------
COMPUTER SOFTWARE - SYSTEMS - 1.8%
Apple Computer, Inc. (a)                                                                           36,430          $  3,384,711
Dell, Inc. (a)                                                                                     98,580             2,288,042
Hewlett-Packard Co.                                                                                55,270             2,218,538
                                                                                                                   ------------
                                                                                                                   $  7,891,291
                                                                                                                   ------------
CONSUMER GOODS & SERVICES - 4.1%
Colgate-Palmolive Co.                                                                              42,310          $  2,825,885
eBay, Inc. (a)                                                                                    130,580             4,328,727
Procter & Gamble Co.                                                                              174,573            11,026,031
                                                                                                                   ------------
                                                                                                                   $ 18,180,643
                                                                                                                   ------------
ELECTRICAL EQUIPMENT - 5.9%
Danaher Corp.                                                                                      56,300          $  4,022,635
General Electric Co.                                                                              347,880            12,301,037
Rockwell Automation, Inc.                                                                         110,670             6,625,813
W.W. Grainger, Inc.                                                                                37,490             2,895,728
                                                                                                                   ------------
                                                                                                                   $ 25,845,213
                                                                                                                   ------------
ELECTRONICS - 4.5%
Applied Materials, Inc.                                                                           185,080          $  3,390,666
Intel Corp.                                                                                       572,320            10,948,482
Marvell Technology Group Ltd. (a)                                                                 196,650             3,305,686
Samsung Electronics Co. Ltd., GDR                                                                   7,477             2,274,877
                                                                                                                   ------------
                                                                                                                   $ 19,919,711
                                                                                                                   ------------
ENERGY - INTEGRATED - 0.7%
Exxon Mobil Corp.                                                                                  40,280          $  3,039,126
                                                                                                                   ------------
FOOD & BEVERAGES - 2.9%
Kraft Foods, Inc. (w)                                                                               8,608          $    272,960
Nestle S.A.                                                                                        14,778             5,755,175
PepsiCo, Inc.                                                                                     104,850             6,664,266
                                                                                                                   ------------
                                                                                                                   $ 12,692,401
                                                                                                                   ------------
FOOD & DRUG STORES - 1.5%
CVS Corp.                                                                                         194,533          $  6,641,357
                                                                                                                   ------------
GAMING & LODGING - 1.5%
Harrah's Entertainment, Inc.                                                                       14,830          $  1,252,394
International Game Technology                                                                      55,410             2,237,456
Royal Caribbean Cruises Ltd.                                                                       78,500             3,309,560
                                                                                                                   ------------
                                                                                                                   $  6,799,410
                                                                                                                   ------------
GENERAL MERCHANDISE - 2.2%
Family Dollar Stores, Inc.                                                                         93,100          $  2,757,622
Target Corp.                                                                                      115,030             6,816,678
                                                                                                                   ------------
                                                                                                                   $  9,574,300
                                                                                                                   ------------
HEALTH MAINTENANCE ORGANIZATIONS - 0.6%
UnitedHealth Group, Inc.                                                                           51,590          $  2,732,722
                                                                                                                   ------------
INTERNET - 2.6%
Google, Inc., "A" (a)                                                                              17,310          $  7,930,750
Yahoo!, Inc. (a)                                                                                  117,980             3,691,594
                                                                                                                   ------------
                                                                                                                   $ 11,622,344
                                                                                                                   ------------
LEISURE & TOYS - 0.4%
Electronic Arts, Inc. (a)                                                                          34,450          $  1,734,902
                                                                                                                   ------------
MACHINERY & TOOLS - 0.5%
Deere & Co.                                                                                        20,840          $  2,264,058
                                                                                                                   ------------
MAJOR BANKS - 3.0%
Bank of New York Co., Inc.                                                                         56,480          $  2,290,264
JPMorgan Chase & Co.                                                                               86,610             4,190,192
State Street Corp.                                                                                105,890             6,856,377
                                                                                                                   ------------
                                                                                                                   $ 13,336,833
                                                                                                                   ------------
MEDICAL & HEALTH TECHNOLOGY & SERVICES - 0.6%
Cardinal Health, Inc.                                                                              33,180          $  2,420,481
                                                                                                                   ------------
MEDICAL EQUIPMENT - 5.2%
Advanced Medical Optics, Inc. (a)                                                                 118,680          $  4,414,896
Baxter International, Inc.                                                                        103,520             5,452,398
DENTSPLY International, Inc.                                                                       78,920             2,584,630
Medtronic, Inc.                                                                                   173,730             8,523,194
St. Jude Medical, Inc. (a)                                                                         55,400             2,083,594
                                                                                                                   ------------
                                                                                                                   $ 23,058,712
                                                                                                                   ------------
NETWORK & TELECOM - 4.6%
Cisco Systems, Inc. (a)                                                                           423,680          $ 10,816,550
Corning, Inc. (a)                                                                                  99,800             2,269,452
Juniper Networks, Inc. (a)                                                                        224,880             4,425,638
QUALCOMM, Inc.                                                                                     63,520             2,709,763
                                                                                                                   ------------
                                                                                                                   $ 20,221,403
                                                                                                                   ------------
OIL SERVICES - 3.2%
GlobalSantaFe Corp.                                                                                84,100          $  5,187,288
Noble Corp.                                                                                        59,570             4,686,968
Schlumberger Ltd.                                                                                  41,980             2,900,818
Weatherford International Ltd. (a)                                                                 29,490             1,329,999
                                                                                                                   ------------
                                                                                                                   $ 14,105,073
                                                                                                                   ------------
OTHER BANKS & DIVERSIFIED FINANCIALS - 3.9%
American Express Co.                                                                               81,710          $  4,608,444
Moody's Corp.                                                                                      51,700             3,208,502
SLM Corp.                                                                                          55,860             2,284,674
UBS AG                                                                                            122,995             7,307,636
                                                                                                                   ------------
                                                                                                                   $ 17,409,256
                                                                                                                   ------------
PERSONAL COMPUTERS & PERIPHERALS - 1.7%
EMC Corp. (a)                                                                                     456,660          $  6,324,741
Network Appliance, Inc. (a)                                                                        30,400             1,110,208
                                                                                                                   ------------
                                                                                                                   $  7,434,949
                                                                                                                   ------------
PHARMACEUTICALS - 8.3%
Allergan, Inc.                                                                                     55,280          $  6,126,130
Eli Lilly & Co.                                                                                    91,380             4,908,020
Johnson & Johnson                                                                                 161,140             9,710,296
Roche Holding AG (l)                                                                               47,170             8,345,581
Wyeth                                                                                             152,290             7,619,069
                                                                                                                   ------------
                                                                                                                   $ 36,709,096
                                                                                                                   ------------
SPECIALTY CHEMICALS - 1.0%
Praxair, Inc.                                                                                      72,950          $  4,592,932
                                                                                                                   ------------
SPECIALTY STORES - 3.0%
Lowe's Cos., Inc.                                                                                 123,770          $  3,897,517
Nordstrom, Inc.                                                                                    21,200             1,122,328
Staples, Inc.                                                                                     183,285             4,736,084
Williams-Sonoma, Inc. (l)                                                                          97,580             3,460,187
                                                                                                                   ------------
                                                                                                                   $ 13,216,116
                                                                                                                   ------------
TELECOMMUNICATIONS - WIRELESS - 1.3%
America Movil S.A. de C.V., "L", ADR                                                              124,420          $  5,946,032
                                                                                                                   ------------
TOBACCO - 0.7%
Altria Group, Inc. (w)                                                                             47,120          $  3,104,737
                                                                                                                   ------------
TRUCKING - 1.1%
FedEx Corp.                                                                                        21,780          $  2,339,825
United Parcel Service, Inc., "B"                                                                   37,900             2,656,790
                                                                                                                   ------------
                                                                                                                   $  4,996,615
                                                                                                                   ------------
  TOTAL COMMON STOCKS                                                                                              $425,064,434
                                                                                                                   ------------
REPURCHASE AGREEMENTS - 5.5%
Merrill Lynch, 5.39%, dated 3/30/07, due 4/02/07, total to be received $24,306,913
(secured by various U.S. Treasury and Federal Agency obligations and Mortgage
Backed securities in a jointly traded account)                                                $24,296,000          $ 24,296,000
                                                                                                                   ------------
COLLATERAL FOR SECURITIES LOANED - 1.8%
Navigator Securities Lending Prime Portfolio, at Net Asset Value                                8,226,820          $  8,226,820
                                                                                                                   ------------
  TOTAL INVESTMENTS(k)                                                                                             $457,587,254
                                                                                                                   ------------
OTHER ASSETS, LESS LIABILITIES - (3.5)%                                                                             (15,670,984)
                                                                                                                   ------------
  NET ASSETS - 100.0%                                                                                              $441,916,270
                                                                                                                   ------------

(a) Non-income producing security.
(k) As of March 31, 2007, the series had one security that was fair valued, aggregating $272,960 and 0.06% of market value, in accordance with the policies adopted by the Board of Trustees.
(l) All or a portion of this security is on loan.
(w) When-issued security. At March 31, 2007, the series had sufficient cash and/or securities at least equal to the value of the when-issued security.

The following abbreviations are used in this report and are defined:

ADR      American Depository Receipt
GDR      Global Depository Receipt

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS VARIABLE INSURANCE TRUST - MFS INVESTORS GROWTH STOCK SERIES

SUPPLEMENTAL INFORMATION (UNAUDITED) 03/31/2007

(1) PORTFOLIO SECURITIES

The cost and unrealized appreciation and depreciation in the value of the investments owned by the series, as computed on a federal income tax basis, are as follows:

Aggregate Cost                                                  $445,437,593
                                                                ============
Gross unrealized appreciation                                   $ 27,252,948
Gross unrealized depreciation                                    (15,103,287)
                                                                ------------
      Net unrealized appreciation (depreciation)                $ 12,149,661
                                                                ============

The aggregate cost above includes prior fiscal year end tax adjustments.

MFS(R) Variable Insurance Trust

QUARTERLY PORTFOLIO HOLDINGS 03/31/07

MFS(R) STRATEGIC INCOME SERIES

[graphic omitted]

                                                       M F S(SM)
                                                       INVESTMENT MANAGEMENT(R)

PORTFOLIO OF INVESTMENTS March 31, 2007 (Unaudited)
MFS Variable Insurance Trust - MFS Strategic Income Series
ISSUER                                                                                        SHARES/PAR         VALUE ($)
BONDS - 89.2%
AEROSPACE - 0.5%
Bombardier, Inc., 8%, 2014 (n)                                                                $   75,000        $    77,625
DRS Technologies, Inc., 7.625%, 2018                                                              80,000             83,200
Hawker Beechcraft Acquisition, 9.75%, 2017 (z)                                                    40,000             41,800
                                                                                                                -----------
                                                                                                                $   202,625
                                                                                                                -----------
AIRLINES - 0.2%
Continental Airlines, Inc., 7.566%, 2020                                                      $   82,946        $    83,983
                                                                                                                -----------
APPAREL MANUFACTURERS - 0.1%
Levi Strauss & Co., 12.25%, 2012                                                              $   45,000        $    49,388
                                                                                                                -----------
ASSET BACKED & SECURITIZED - 7.1%
ARCap Inc., "H", REIT, 6.1%, 2045 (n)                                                         $  100,000        $    89,484
Asset Securitization Corp., FRN, 7.3066%, 2029                                                   122,044            132,092
Asset Securitization Corp., FRN, 7.7966%, 2029 (z)                                                85,000             91,340
Bayview Financial Revolving Mortgage Loan Trust, FRN, 6.12%, 2040 (z)                            250,000            249,999
Brazilian Merchant Voucher Receivables Ltd., 5.911%, 2011 (z)                                    185,934            186,864
Countrywide Asset-Backed Certificates, FRN, 4.575%, 2035                                          12,579             12,495
CPS Auto Receivables Trust, 2.89%, 2009 (z)                                                        9,249              9,132
Crest Ltd., 7%, 2040 (n)                                                                         137,000            132,685
Deutsche Mortgage & Asset Receiving Corp., 7.5%, 2031                                            153,000            167,635
DLJ Commercial Mortgage Corp., 6.04%, 2031                                                       185,000            188,435
Falcon Franchise Loan LLC, 6.5%, 2014 (z)                                                        250,000            221,514
Falcon Franchise Loan LLC, FRN, 3.8266%, 2025 (i)(z)                                             555,264             78,520
First Union National Bank Commercial Mortgage Trust, FRN, 0.9415%, 2043 (i)(n)                 2,214,396             67,382
First Union-Lehman Brothers Bank of America, FRN, 0.4321%, 2035 (i)                            4,253,875             63,324
First Union-Lehman Brothers Commercial Mortgage Trust, 7%, 2029 (n)                              153,000            165,397
Lehman Brothers Commercial Conduit Mortgage Trust, FRN, 0.4925%, 2030 (i)                      1,246,750             23,863
Morgan Stanley Capital I, Inc., 7.18%, 2009                                                      140,000            141,642
Morgan Stanley Capital I, Inc., FRN, 1.2992%, 2039 (i)(n)                                      1,332,449             75,991
Mortgage Capital Funding, Inc., FRN, 0.6592%, 2031 (i)                                           954,633              5,216
Preferred Term Securities IV Ltd., CDO, FRN, 7.6%, 2031 (z)                                       33,501             33,602
Prudential Securities Secured Financing Corp., FRN, 7.2063%, 2013 (z)                            171,000            181,992
Salomon Brothers Mortgage Securities, Inc., FRN, 7.0855%, 2032 (z)                               224,179            244,884
Wachovia Bank Commercial Mortgage Trust, FRN, 5.3161%, 2044                                      158,000            157,781
                                                                                                                -----------
                                                                                                                $ 2,721,269
                                                                                                                -----------
AUTOMOTIVE - 1.5%
Ford Motor Credit Co., 7%, 2013                                                               $   79,000        $    73,437
Ford Motor Credit Co., Term Loan B, 10.25%, 2010 (n)                                             225,000            237,002
General Motors Corp., Term Loan B, 8.375%, 2033                                                  139,000            124,753
Goodyear Tire & Rubber Co., 9%, 2015                                                              85,000             93,288
Johnson Controls, Inc., 5.25%, 2011                                                               30,000             30,042
TRW Automotive, Inc., 7%, 2014 (z)                                                                25,000             24,500
TRW Automotive, Inc., 7.25%, 2017 (z)                                                              5,000              4,900
                                                                                                                -----------
                                                                                                                $   587,922
                                                                                                                -----------
BROADCASTING - 2.5%
Allbritton Communications Co., 7.75%, 2012                                                    $  120,000        $   123,000
Clear Channel Communications, Inc., 5.5%, 2014                                                    70,000             61,971
EchoStar DBS Corp., 6.375%, 2011                                                                  35,000             35,219
Grupo Televisa S.A., 8.5%, 2032                                                                   64,000             79,776
Hughes Network Systems LLC, 9.5%, 2014                                                            35,000             36,838
Intelsat Bermuda Ltd., 8.8719%, 2015 (n)                                                          15,000             15,300
Intelsat Bermuda Ltd., 9.25%, 2016 (n)                                                            35,000             38,762
Intelsat Bermuda Ltd., 11.25%, 2016 (n)                                                           95,000            107,825
Intelsat Subsidiary Holding Co. Ltd., 8.625%, 2015                                                90,000             96,300
ION Media Networks, Inc., FRN, 11.61%, 2013 (n)                                                   90,000             93,825
Liberty Media Corp., 5.7%, 2013                                                                   60,000             57,526
News America, Inc., 6.4%, 2035                                                                   100,000             99,468
Umbrella Acquisition, Inc., 9.75%, 2015 (p)(z)                                                   115,000            114,569
                                                                                                                -----------
                                                                                                                $   960,379
                                                                                                                -----------
BUILDING - 1.6%
American Standard Cos., Inc., 7.375%, 2008                                                    $  100,000        $   101,273
Builders FirstSource, Inc., FRN, 9.61%, 2012                                                      20,000             20,300
Goodman Global Holdings, Inc., 7.875%, 2012                                                       45,000             45,225
Hanson PLC, 6.125%, 2016                                                                          40,000             41,013
Lafarge S.A., 6.15%, 2011                                                                        160,000            165,015
Masonite Corp., 11%, 2015 (z)                                                                     45,000             41,850
Nortek Holdings, Inc., 0% to 2009, 10.75% to 2014                                                 85,000             61,625
NTK Holdings, Inc., 8.5%, 2014                                                                    60,000             58,350
Owens Corning, Inc., 6.5%, 2016 (n)                                                               70,000             71,498
                                                                                                                -----------
                                                                                                                $   606,149
                                                                                                                -----------
BUSINESS SERVICES - 0.9%
Iron Mountain, Inc., 8.625%, 2013                                                             $   55,000        $    56,595
Iron Mountain, Inc., 7.75%, 2015                                                                  20,000             20,400
Nortel Networks Ltd., 10.75%, 2016 (n)                                                            45,000             49,950
SunGard Data Systems, Inc., 10.25%, 2015                                                          95,000            103,669
Xerox Corp., 7.625%, 2013                                                                        125,000            131,094
                                                                                                                -----------
                                                                                                                $   361,708
                                                                                                                -----------
CABLE TV - 1.5%
CCH I Holdings LLC, 11%, 2015                                                                 $   90,000        $    93,375
CCH II Holdings LLC, 10.25%, 2010                                                                 55,000             58,025
CCO Holdings LLC, 8.75%, 2013                                                                     75,000             77,625
CSC Holdings, Inc., 8.125%, 2009                                                                 160,000            165,600
Rogers Cable, Inc., 5.5%, 2014                                                                    79,000             76,926
TCI Communications, Inc., 9.8%, 2012                                                              81,000             95,896
                                                                                                                -----------
                                                                                                                $   567,447
                                                                                                                -----------
CHEMICALS - 2.2%
BCP Crystal Holdings Corp., 9.625%, 2014                                                      $   68,000        $    77,243
Crystal U.S. Holdings LLC, "B", 0% to 2009, 10.5% to 2014                                         95,000             88,231
Equistar Chemicals LP, 10.625%, 2011                                                             100,000            105,500
Innophos, Inc., 8.875%, 2014                                                                      45,000             46,575
Koppers, Inc., 9.875%, 2013                                                                       45,000             48,825
Lyondell Chemical Co., 11.125%, 2012                                                             125,000            133,750
Momentive Performance Materials, Inc., 11.5%, 2016 (n)                                            55,000             56,375
Mosaic Co., 7.625%, 2016 (n)                                                                      65,000             68,575
Nalco Co., 8.875%, 2013                                                                           35,000             37,188
Nalco Finance Holdings, Inc., 0% to 2009, 9% to 2014                                              55,000             48,400
Yara International A.S.A., 5.25%, 2014 (n)                                                       150,000            144,923
                                                                                                                -----------
                                                                                                                $   855,585
                                                                                                                -----------
CONSTRUCTION - 0.3%
Lennar Corp., 5.125%, 2010                                                                    $  130,000        $   127,345
                                                                                                                -----------
CONSUMER GOODS & SERVICES - 1.6%
Corrections Corp. of America, 6.25%, 2013                                                     $   45,000        $    45,000
Fortune Brands, Inc., 5.125%, 2011                                                               107,000            106,047
Jarden Corp., 7.5%, 2017                                                                          55,000             55,550
Service Corp. International, 6.75%, 2015 (z)                                                      15,000             14,981
Service Corp. International, 7%, 2017                                                             35,000             35,263
Service Corp. International, 7.625%, 2018                                                         80,000             84,600
Visant Holding Corp., 8.75%, 2013                                                                 70,000             72,975
Western Union Co., 5.4%, 2011                                                                    210,000            210,326
                                                                                                                -----------
                                                                                                                $   624,742
                                                                                                                -----------
CONTAINERS - 1.5%
Berry Plastics Holding Corp., 8.875%, 2014                                                    $   60,000        $    61,350
Crown Americas LLC, 7.75%, 2015                                                                   70,000             72,800
Graham Packaging Co. LP, 9.875%, 2014                                                             35,000             35,700
Greif, Inc., 6.75%, 2017 (n)                                                                     200,000            201,500
Owens-Brockway Glass Container, Inc., 8.875%, 2009                                                44,000             44,880
Owens-Brockway Glass Container, Inc., 8.25%, 2013                                                165,000            172,013
                                                                                                                -----------
                                                                                                                $   588,243
                                                                                                                -----------
DEFENSE ELECTRONICS - 0.9%
BAE Systems Holdings, Inc., 5.2%, 2015 (n)                                                    $  139,000        $   136,133
L-3 Communications Corp., 6.125%, 2014                                                           170,000            167,025
L-3 Communications Corp., 5.875%, 2015                                                            25,000             24,281
                                                                                                                -----------
                                                                                                                $   327,439
                                                                                                                -----------
ELECTRONICS - 0.4%
Avago Technologies Finance, 11.875%, 2015                                                     $   20,000        $    22,500
Freescale Semiconductor, Inc., 10.125%, 2016 (z)                                                 120,000            120,300
NXP B.V./NXP Funding LLC, 7.875%, 2014 (n)                                                        25,000             25,813
                                                                                                                -----------
                                                                                                                $   168,613
                                                                                                                -----------
EMERGING MARKET QUASI-SOVEREIGN - 1.5%
Gaz Capital S.A., 8.625%, 2034                                                                $  157,000        $   201,902
Gazprom OAO, 9.625%, 2013                                                                         70,000             82,775
Gazprom OAO, 8.625%, 2034 (n)                                                                    109,000            140,065
Pemex Project Funding Master Trust, 8.625%, 2022                                                 133,000            165,585
                                                                                                                -----------
                                                                                                                $   590,327
                                                                                                                -----------
EMERGING MARKET SOVEREIGN - 4.5%
Federative Republic of Brazil, 8%, 2018                                                       $   44,000        $    49,698
Federative Republic of Brazil, 7.125%, 2037                                                      120,000            132,720
Federative Republic of Brazil, 11%, 2040                                                          81,000            109,269
Republic of Argentina, FRN, 5.475%, 2012                                                         243,000            230,356
Republic of Bulgaria, 8.25%, 2015                                                                 97,000            114,867
Republic of El Salvador, 7.65%, 2035                                                              52,000             59,410
Republic of Korea, 5.625%, 2025                                                                  118,000            117,108
Republic of Panama, 9.375%, 2029                                                                 136,000            181,220
Republic of Panama, 6.7%, 2036                                                                    41,000             42,558
Republic of Peru, 6.55%, 2037                                                                     69,000             71,622
Republic of Philippines, 9.375%, 2017                                                             30,000             36,975
Republic of South Africa, 9.125%, 2009                                                            33,000             35,475
Republic of Venezuela, 7%, 2018                                                                  104,000            105,612
Republic of Venezuela, 7.65%, 2025                                                                52,000             55,146
United Mexican States, 6.375%, 2013                                                               58,000             61,161
United Mexican States, 6.625%, 2015                                                                8,000              8,640
United Mexican States, 8.3%, 2031                                                                 45,000             57,983
United Mexican States, 6.75%, 2034                                                               227,000            247,544
                                                                                                                -----------
                                                                                                                $ 1,717,364
                                                                                                                -----------
ENERGY - INDEPENDENT - 1.5%
Anadarko Petroleum Corp., 5.95%, 2016                                                         $   80,000        $    80,168
Chaparral Energy, Inc., 8.875%, 2017 (n)                                                          55,000             55,275
Chesapeake Energy Corp., 6.375%, 2015                                                            185,000            184,075
Hilcorp Energy, 7.75%, 2015 (n)                                                                   20,000             19,650
Hilcorp Energy I, 9%, 2016 (n)                                                                    35,000             37,100
Newfield Exploration Co., 6.625%, 2014                                                            75,000             75,000
Plains Exploration & Production Co., 7%, 2017                                                     60,000             60,300
Quicksilver Resources, Inc., 7.125%, 2016                                                         65,000             64,025
Whiting Petroleum Corp., 7%, 2014                                                                 20,000             19,500
                                                                                                                -----------
                                                                                                                $   595,093
                                                                                                                -----------
ENERGY - INTEGRATED - 0.3%
TNK-BP Finance S.A., 7.5%, 2016 (n)                                                           $   96,000        $   101,280
                                                                                                                -----------
ENTERTAINMENT - 0.4%
AMC Entertainment, Inc., 8%, 2014                                                             $   30,000        $    30,525
AMC Entertainment, Inc., 11%, 2016                                                                40,000             45,550
Time Warner, Inc., 6.5%, 2036                                                                     10,000              9,972
Turner Broadcasting System, Inc., 8.375%, 2013                                                    70,000             79,749
                                                                                                                -----------
                                                                                                                $   165,796
                                                                                                                -----------
FINANCIAL INSTITUTIONS - 1.7%
CIT Group, Inc., 6.1% to 2017, FRN to 2067                                                    $   10,000        $     9,639
Countrywide Financial Corp., 6.25%, 2016                                                         130,000            131,043
General Motors Acceptance Corp., 5.85%, 2009                                                     141,000            139,185
General Motors Acceptance Corp., 6.875%, 2011                                                     44,000             44,043
General Motors Acceptance Corp., 6.75%, 2014                                                     155,000            152,379
ORIX Corp., 5.48%, 2011                                                                          180,000            180,724
                                                                                                                -----------
                                                                                                                $   657,013
                                                                                                                -----------
FOOD & BEVERAGES - 1.5%
ARAMARK Corp., 8.5%, 2015 (n)                                                                 $   85,000        $    88,400
Del Monte Corp., 6.75%, 2015                                                                      20,000             19,775
Diageo Capital PLC, 5.5%, 2016                                                                   150,000            149,013
Dole Foods Co., Inc., 8.875%, 2011                                                                70,000             69,125
Miller Brewing Co., 5.5%, 2013 (n)                                                               150,000            149,887
Tyson Foods, Inc., 6.6%, 2016                                                                     90,000             93,358
                                                                                                                -----------
                                                                                                                $   569,558
                                                                                                                -----------
FOREST & PAPER PRODUCTS - 1.3%
Buckeye Technologies, Inc., 8%, 2010                                                          $   15,000        $    14,925
Buckeye Technologies, Inc., 8.5%, 2013                                                           130,000            135,850
Jefferson Smurfit Corp., 8.25%, 2012                                                              28,000             28,000
JSG Funding PLC, 7.75%, 2015                                                              EUR     65,000             92,338
MDP Acquisitions PLC, 9.625%, 2012                                                            $   35,000             37,188
Millar Western Forest Products Ltd., 7.75%, 2013                                                  50,000             45,500
Stora Enso Oyj, 6.404%, 2016 (n)                                                                 100,000            103,275
Verso Paper Holdings LLC, 9.125%, 2014 (n)                                                        25,000             26,000
                                                                                                                -----------
                                                                                                                $   483,076
                                                                                                                -----------
GAMING & LODGING - 2.2%
Great Canadian Gaming Corp., 7.25%, 2015 (n)                                                  $   60,000        $    60,375
Harrah's Entertainment, Inc., 5.75%, 2017                                                        180,000            148,950
Majestic Star Casino LLC, 9.75%, 2011                                                             40,000             38,100
MGM Mirage, Inc., 8.375%, 2011                                                                   205,000            215,763
MGM Mirage, Inc., 6.75%, 2013                                                                     40,000             39,700
Pokagon Gaming Authority, 10.375%, 2014 (n)                                                       25,000             27,563
Scientific Games Corp., 6.25%, 2012                                                               85,000             83,300
Station Casinos, Inc., 6.5%, 2014                                                                 95,000             87,400
Wimar Opco LLC, 9.625%, 2014 (n)                                                                  55,000             55,206
Wyndham Worldwide Corp., 6%, 2016 (n)                                                             40,000             39,996
Wynn Las Vegas LLC, 6.625%, 2014                                                                  65,000             64,350
                                                                                                                -----------
                                                                                                                $   860,703
                                                                                                                -----------
HEALTH MAINTENANCE ORGANIZATIONS - 0.1%
Centene Corp., 7.25%, 2014 (n)                                                                $   30,000        $    30,150
                                                                                                                -----------
INDUSTRIAL - 0.5%
Belden CDT, Inc., 7%, 2017 (z)                                                                $   25,000        $    25,501
Blount, Inc., 8.875%, 2012                                                                        40,000             41,400
JohnsonDiversey Holdings, Inc., "B", 9.625%, 2012                                                 70,000             73,150
Steelcase, Inc., 6.5%, 2011                                                                       61,000             62,644
                                                                                                                -----------
                                                                                                                $   202,695
                                                                                                                -----------
INSURANCE - 1.2%
Allianz AG, 5.5% to 2014, FRN to 2049                                                     EUR    105,000        $   144,039
Chubb Corp., 6.375% to 2017, FRN to 2067                                                      $   60,000             59,847
ING Groep N.V., 5.775% to 2015, FRN to 2049                                                      240,000            238,770
                                                                                                                -----------
                                                                                                                $   442,656
                                                                                                                -----------
INSURANCE - PROPERTY & CASUALTY - 0.5%
AXIS Capital Holdings Ltd., 5.75%, 2014                                                       $  180,000        $   179,105
                                                                                                                -----------
INTERNATIONAL MARKET QUASI-SOVEREIGN - 4.0%
Canada Housing Trust, 4.6%, 2011                                                          CAD     33,000        $    29,166
Development Bank of Japan, 1.75%, 2010                                                    JPY 15,000,000            130,501
Development Bank of Japan, 1.4%, 2012                                                     JPY 22,000,000            188,956
Development Bank of Japan, 1.05%, 2023                                                    JPY 43,000,000            314,299
Japan Finance Corp. for Municipal Enterprises, 1.55%, 2012                                JPY 24,000,000            206,940
Japan Finance Corp. for Municipal Enterprises, 2%, 2016                                   JPY 40,000,000            351,381
KfW Bankengruppe, 1.35%, 2014                                                             JPY 36,000,000            304,638
                                                                                                                -----------
                                                                                                                $ 1,525,881
                                                                                                                -----------
INTERNATIONAL MARKET SOVEREIGN - 7.8%
Commonwealth of Australia, 6.5%, 2013                                                     AUD    140,000        $   116,022
Commonwealth of Australia, 6%, 2017                                                       AUD     40,000             32,647
Federal Republic of Germany, 5.25%, 2010                                                  EUR    152,000            210,410
Federal Republic of Germany, 3.75%, 2015                                                  EUR     60,000             78,567
Federal Republic of Germany, 6.25%, 2030                                                  EUR     95,000            162,900
Government of Canada, 5.5%, 2009                                                          CAD     64,000             57,238
Government of Canada, 4.5%, 2015                                                          CAD     26,000             23,193
Government of Canada, 8%, 2023                                                            CAD     19,000             23,768
Government of Canada, 5.75%, 2033                                                         CAD     29,000             31,364
Kingdom of Denmark, 4%, 2015                                                              DKK    330,000             59,038
Kingdom of Netherlands, 3.75%, 2009                                                       EUR    315,000            417,960
Kingdom of Netherlands, 3.75%, 2014                                                       EUR     34,000             44,538
Kingdom of Spain, 5.35%, 2011                                                             EUR    235,000            330,542
Republic of Austria, 4.65%, 2018                                                          EUR    166,000            231,344
Republic of France, 4.75%, 2012                                                           EUR     50,000             69,039
Republic of France, 5%, 2016                                                              EUR     80,000            114,276
Republic of France, 6%, 2025                                                              EUR     43,000             70,076
Republic of France, 4.75%, 2035                                                           EUR    179,000            256,479
Republic of Ireland, 3.25%, 2009                                                          EUR    135,000            177,536
Republic of Ireland, 4.6%, 2016                                                           EUR    176,000            244,145
United Kingdom Treasury, 8%, 2015                                                         GBP     24,000             56,993
United Kingdom Treasury, 8%, 2021                                                         GBP     26,000             67,467
United Kingdom Treasury, 4.25%, 2036                                                      GBP     66,000            126,167
                                                                                                                -----------
                                                                                                                $ 3,001,709
                                                                                                                -----------
MACHINERY & TOOLS - 0.7%
Case New Holland, Inc., 9.25%, 2011                                                           $   75,000        $    78,750
Case New Holland, Inc., 7.125%, 2014                                                              70,000             72,800
Manitowoc Co., Inc., 10.5%, 2012                                                                  59,000             62,761
Terex Corp., 7.375%, 2014                                                                         50,000             51,500
                                                                                                                -----------
                                                                                                                $   265,811
                                                                                                                -----------
MAJOR BANKS - 1.2%
BNP Paribas, 5.186% to 2015, FRN to 2049 (n)                                                  $  103,000        $    98,635
Royal Bank of Scotland Group PLC, 9.118%, 2049                                                    93,000            102,779
UniCredito Italiano Capital Trust II, 9.2% to 2010, FRN to 2049 (n)                              125,000            140,234
Wachovia Capital Trust III, 5.8% to 2011, FRN to 2042                                            120,000            121,431
                                                                                                                -----------
                                                                                                                $   463,079
                                                                                                                -----------
MEDICAL & HEALTH TECHNOLOGY & SERVICES - 3.4%
Advanced Medical Optics, Inc., 7.5%, 2017 (z)                                                 $   30,000        $    30,225
Cardinal Health, Inc., 5.85%, 2017                                                               135,000            134,774
CDRV Investors, Inc., 0% to 2010, 9.625% to 2015                                                  55,000             47,300
Cooper Cos., Inc., 7.125%, 2015 (n)                                                              105,000            106,575
DaVita, Inc., 6.625%, 2013                                                                        35,000             35,000
DaVita, Inc., 7.25%, 2015                                                                         90,000             91,013
HCA, Inc., 6.375%, 2015                                                                           90,000             76,838
HCA, Inc., 9.25%, 2016 (n)                                                                       175,000            188,781
HealthSouth Corp., 10.75%, 2016 (n)                                                               60,000             65,250
Hospira, Inc., 5.55%, 2012                                                                        50,000             50,020
Hospira, Inc., 6.05%, 2017                                                                        40,000             39,969
McKesson Corp., 5.7%, 2017                                                                        40,000             39,879
Omnicare, Inc., 6.875%, 2015                                                                      80,000             80,700
Owens & Minor, Inc., 6.35%, 2016                                                                  70,000             70,572
Psychiatric Solutions, Inc., 7.75%, 2015                                                          65,000             65,975
Tenet Healthcare Corp., 9.25%, 2015                                                               70,000             69,300
U.S. Oncology, Inc., 10.75%, 2014                                                                 55,000             61,325
Vanguard Health Holding II, 9%, 2014                                                              45,000             45,563
                                                                                                                -----------
                                                                                                                $ 1,299,059
                                                                                                                -----------
METALS & MINING - 1.8%
Arch Western Finance LLC, 6.75%, 2013                                                         $  105,000        $   103,294
FMG Finance Ltd., 10.625%, 2016 (n)                                                               75,000             86,250
Freeport-McMoRan Copper & Gold, 8.25%, 2015                                                       50,000             53,813
Freeport-McMoRan Copper & Gold, 8.375%, 2017                                                      85,000             91,906
Griffin Coal Mining Co., 9.5%, 2016 (z)                                                           35,000             36,925
Peabody Energy Corp., 7.375%, 2016                                                                20,000             21,050
Peabody Energy Corp., "B", 6.875%, 2013                                                           90,000             91,575
PNA Group, Inc., 10.75%, 2016 (n)                                                                 35,000             37,625
U.S. Steel Corp., 9.75%, 2010                                                                     67,000             70,350
Vale Overseas Ltd., 6.25%, 2017                                                                  100,000            101,896
                                                                                                                -----------
                                                                                                                $   694,684
                                                                                                                -----------
MORTGAGE BACKED - 4.3%
Fannie Mae, 6%, 2017 - 2034                                                                   $  578,485        $   586,362
Fannie Mae, 5.5%, 2020 - 2035                                                                  1,058,477          1,056,843
                                                                                                                -----------
                                                                                                                $ 1,643,205
                                                                                                                -----------
NATURAL GAS - DISTRIBUTION - 0.2%
AmeriGas Partners LP, 7.125%, 2016                                                            $   65,000        $    65,163
                                                                                                                -----------
NATURAL GAS - PIPELINE - 2.8%
Atlas Pipeline Partners LP, 8.125%, 2015                                                      $   60,000        $    61,800
CenterPoint Energy Resources Corp., 7.875%, 2013                                                 192,000            213,974
El Paso Energy Corp., 7.75%, 2013                                                                 90,000             94,050
El Paso Performance-Linked Trust, 7.75%, 2011 (n)                                                125,000            132,969
Kinder Morgan Energy Partners LP, 6%, 2017                                                        90,000             90,989
Kinder Morgan Finance, 5.35%, 2011                                                               169,000            166,513
Spectra Energy Capital LLC, 8%, 2019                                                              66,000             75,414
Williams Cos., Inc., 7.125%, 2011                                                                130,000            136,175
Williams Cos., Inc., 8.75%, 2032                                                                  40,000             46,100
Williams Partners LP, 7.25%, 2017 (n)                                                             45,000             47,588
                                                                                                                -----------
                                                                                                                $ 1,065,572
                                                                                                                -----------
NETWORK & TELECOM - 2.2%
Cincinnati Bell, Inc., 8.375%, 2014                                                           $   55,000        $    56,238
Citizens Communications Co., 9.25%, 2011                                                         178,000            198,470
Citizens Communications Co., 9%, 2031                                                             75,000             82,125
Deutsche Telekom International Finance B.V., 8%, 2010                                             58,000             62,873
Nordic Telephone Co. Holdings, 8.875%, 2016 (n)                                                   55,000             58,850
Qwest Corp., 8.875%, 2012                                                                         50,000             55,250
Qwest Corp., 7.5%, 2014                                                                           65,000             68,575
Telecom Italia Capital, 4.875%, 2010                                                              26,000             25,592
Telefonica Europe B.V., 7.75%, 2010                                                              120,000            129,307
Time Warner Telecom Holdings, Inc., 9.25%, 2014                                                   60,000             64,200
Windstream Corp., 8.625%, 2016                                                                    45,000             49,219
Windstream Corp., 7%, 2019 (n)                                                                    10,000             10,000
                                                                                                                -----------
                                                                                                                $   860,699
                                                                                                                -----------
OIL SERVICES - 0.5%
Basic Energy Services, Inc., 7.125%, 2016                                                     $   65,000        $    63,375
Compagnie Generale de Geophysique-Veritas, 7.75%, 2017                                            35,000             36,488
Halliburton Co., 5.5%, 2010                                                                       97,000             98,047
                                                                                                                -----------
                                                                                                                $   197,910
                                                                                                                -----------
OILS - 0.4%
Premcor Refining Group, Inc., 7.5%, 2015                                                      $  140,000        $   144,550
                                                                                                                -----------
OTHER BANKS & DIVERSIFIED FINANCIALS - 2.8%
Banco do Estado de Sao Paulo S.A., 8.7%, 2049 (n)                                             $   77,000        $    81,524
Banco Mercantil del Norte S.A., 5.875% to 2009, FRN to 2014 (n)                                   82,000             82,513
Bosphorus Financial Services Ltd., FRN, 7.16%, 2012 (z)                                          100,000            101,005
CenterCredit International B.V., 8.625%, 2014 (n)                                                100,000             96,250
Chuo Mitsui Trust & Banking Co., 5.506% to 2015, FRN to 2049 (n)                                 100,000             96,576
DFS Funding Corp., FRN, 7.3549%, 2010 (z)                                                        114,000            115,425
Kazkommerts International B.V., 8.5%, 2013                                                        20,000             21,150
Kazkommerts International B.V., 8%, 2015                                                         100,000            101,500
Mizuho Capital Investment 1 Ltd., 6.686% to 2016, FRN to 2049 (n)                                 80,000             81,400
Russian Standard Finance S.A., 8.625%, 2011 (n)                                                  101,000             99,990
UBS Preferred Funding Trust V, 6.243% to 2016, FRN to 2049                                       120,000            123,886
UFJ Finance Aruba AEC, 6.75%, 2013                                                                70,000             75,403
                                                                                                                -----------
                                                                                                                $ 1,076,622
                                                                                                                -----------
PHARMACEUTICALS - 0.5%
Teva Pharmaceutical Finance LLC, 5.55%, 2016                                                  $   39,000        $    38,278
Wyeth, 5.45%, 2017                                                                               140,000            139,252
                                                                                                                -----------
                                                                                                                $   177,530
                                                                                                                -----------
PRECIOUS METALS & MINERALS - 0.5%
Alrosa Finance S.A., 8.875%, 2014                                                             $  152,000        $   175,013
                                                                                                                -----------
PRINTING & PUBLISHING - 2.0%
American Media Operations, Inc., 10.25%, 2009                                                 $   70,000        $    66,325
Dex Media East LLC, 9.875%, 2009                                                                 100,000            104,500
Dex Media West LLC, 9.875%, 2013                                                                 142,000            154,958
Idearc, Inc., 8%, 2016 (n)                                                                       265,000            272,619
MediaNews Group, Inc., 6.875%, 2013                                                              115,000            104,650
R.H. Donnelley Corp., 8.875%, 2016                                                                65,000             69,063
                                                                                                                -----------
                                                                                                                $   772,115
                                                                                                                -----------
REAL ESTATE - 0.5%
Simon Property Group LP, REIT, 6.1%, 2016                                                     $  190,000        $   197,912
                                                                                                                -----------
RETAILERS - 0.6%
Couche-Tard, Inc., 7.5%, 2013                                                                 $   90,000        $    92,475
Jean Coutu Group (PJC), Inc., 7.625%, 2012                                                        35,000             37,103
Limited Brands, Inc., 5.25%, 2014                                                                113,000            107,898
                                                                                                                -----------
                                                                                                                $   237,476
                                                                                                                -----------
SPECIALTY STORES - 0.3%
GSC Holdings Corp., 8%, 2012                                                                  $   55,000        $    58,300
Michaels Stores, Inc., 11.375%, 2016 (n)                                                          45,000             48,488
Payless ShoeSource, Inc., 8.25%, 2013                                                             10,000             10,450
                                                                                                                -----------
                                                                                                                $   117,238
                                                                                                                -----------
SUPERMARKETS - 0.5%
Safeway, Inc., 4.95%, 2010                                                                    $   54,000        $    53,360
Safeway, Inc., 6.5%, 2011                                                                         70,000             72,728
SUPERVALU, Inc., 7.5%, 2014                                                                       45,000             46,913
                                                                                                                -----------
                                                                                                                $   173,001
                                                                                                                -----------
SUPRANATIONAL - 0.4%
Central American Bank, 4.875%, 2012 (n)                                                       $  140,000        $   136,131
                                                                                                                -----------
TELECOMMUNICATIONS - WIRELESS - 1.7%
Alamosa Holdings, Inc., 11%, 2010                                                             $   84,000        $    89,777
Centennial Communications Corp., 10%, 2013                                                        10,000             10,788
Centennial Communications Corp., 10.125%, 2013                                                    50,000             54,000
Nextel Communications, Inc., 5.95%, 2014                                                         195,000            191,843
OJSC Vimpel Communications, 8.25%, 2016                                                          100,000            106,500
Rogers Wireless, Inc., 7.5%, 2015                                                                110,000            119,213
Rural Cellular Corp., 9.875%, 2010                                                                75,000             79,125
                                                                                                                -----------
                                                                                                                $   651,246
                                                                                                                -----------
TELEPHONE SERVICES - 0.3%
Embarq Corp., 7.082%, 2016                                                                    $  100,000        $   101,955
                                                                                                                -----------
TOBACCO - 0.3%
Reynolds American, Inc., 7.25%,2012                                                           $  102,000        $   106,884
                                                                                                                -----------
TRANSPORTATION - SERVICES - 0.3%
Hertz Corp., 8.875%, 2014                                                                     $   65,000        $    70,038
Stena AB, 7%, 2016                                                                                45,000             44,550
                                                                                                                -----------
                                                                                                                $   114,588
                                                                                                                -----------
U.S. GOVERNMENT AGENCIES - 3.2%
Fannie Mae, 4.25%, 2007                                                                       $  400,000        $   397,750
Small Business Administration, 6.35%, 2021                                                       118,498            122,972
Small Business Administration, 4.34%, 2024                                                       166,500            159,404
Small Business Administration, 4.99%, 2024                                                       191,530            189,998
Small Business Administration, 4.625%, 2025                                                       86,587             83,971
Small Business Administration, 4.86%, 2025                                                       215,949            212,485
Small Business Administration, 5.11%, 2025                                                        78,640             78,352
                                                                                                                -----------
                                                                                                                $ 1,244,932
                                                                                                                -----------
U.S. TREASURY OBLIGATIONS - 3.0%
U.S. Treasury Bonds, 5.375%, 2031                                                             $   51,000        $    54,371
U.S. Treasury Bonds, 4.5%, 2036                                                                   17,000             16,028
U.S. Treasury Notes, 4.875%, 2008                                                                 67,000             66,992
U.S. Treasury Notes, 4.25%, 2010                                                                 500,000            495,567
U.S. Treasury Notes, 4.125%, 2015 (f)                                                             53,000             51,186
U.S. Treasury Notes, 4.5%, 2015                                                                   40,000             39,592
U.S. Treasury Notes, TIPS, 0.875%, 2010                                                           79,059             76,443
U.S. Treasury Notes, TIPS, 3%, 2012                                                               90,054             94,394
U.S. Treasury Notes, TIPS, 1.625%, 2015                                                          283,012            271,692
                                                                                                                -----------
                                                                                                                $ 1,166,265
                                                                                                                -----------
UTILITIES - ELECTRIC POWER - 3.0%
AES Corp., 9.375%, 2010                                                                       $   55,000        $    59,812
Beaver Valley Funding Corp., 9%, 2017                                                            173,000            196,766
Edison Mission Energy, 7.75%, 2016                                                                75,000             78,188
Empresa Nacional de Electricidad S.A., 8.35%, 2013                                                13,000             14,741
Enersis S.A., 7.375%, 2014                                                                       177,000            192,114
FirstEnergy Corp., 6.45%, 2011                                                                    94,000             98,527
HQI Transelec Chile S.A., 7.875%, 2011                                                           130,000            139,092
Mirant North American LLC, 7.375%, 2013                                                           65,000             66,625
NRG Energy, Inc., 7.375%, 2016                                                                   165,000            169,538
NRG Energy, Inc., 7.375%, 2017                                                                    30,000             30,788
Progress Energy, Inc., 5.625%, 2016                                                               40,000             40,341
Reliant Resources, Inc., 9.25%, 2010                                                              75,000             79,031
                                                                                                                -----------
                                                                                                                $ 1,165,563
                                                                                                                -----------
    Total Bonds                                                                                                 $34,269,446
                                                                                                                -----------
PREFERRED STOCKS - 0.0%
REAL ESTATE - 0.0%
HRPT Properties Trust, "B", REIT, 8.75%                                                              275        $     7,057
                                                                                                                -----------
Total Preferred Stocks                                                                                          $     7,057
                                                                                                                -----------
FLOATING RATE LOANS - 0.6% (g)(r)
BROADCASTING - 0.1%
Gray Television, Inc.,Term Loan B, 2014 (o)                                                       24,604        $    24,604
Univision Communications, Inc., Delayed Draw Term Loan, 2014 (o)                                   2,276              2,273
Univision Communications, Inc., Term Loan B, 2014 (o)                                              6,457              6,451
                                                                                                                -----------
                                                                                                                $    33,328
                                                                                                                -----------
CABLE TV - 0.2%
Charter Communications Entertainment I LLC, First Tier Term Loan, 2014 (o)                         3,910        $     3,902
CSC Holdings, Inc., Incremental Term Loan, 7.11%, 2013                                            47,090             47,227
Mediacom Communications Corp., Term Loan A, 6.86%, 2012                                           41,921             41,510
                                                                                                                -----------
                                                                                                                $    92,639
                                                                                                                -----------
CHEMICALS - 0.2%
Celanese AG, Dollar Term Loan, 2014 (o)                                                           86,576        $    86,721
                                                                                                                -----------
FOOD & BEVERAGES - 0.0%
Dean Foods Co., Term Loan B, 2014 (o)                                                              4,724        $     4,724
                                                                                                                -----------
POLLUTION CONTROL - 0.1%
Allied Waste North America, Inc., Term Loan A, 2012 (o)                                           40,600        $    40,680
Allied Waste North America, Inc., Term Loan, 2012 (o)                                             18,937             18,985
                                                                                                                -----------
                                                                                                                $    59,665
                                                                                                                -----------
    Total Floating Rate Loans                                                                                   $   277,077
                                                                                                                -----------
REPURCHASE AGREEMENTS - 9.6%
Merrill Lynch, 5.39%, dated 3/30/07, due 4/02/07, total to be received $3,700,661
(secured by various U.S. Treasury and Federal Agency obligations and Mortgage
Backed securities in a jointly traded account)                                                $3,699,000        $ 3,699,000
                                                                                                                -----------
    Total Investments(k)                                                                                        $38,252,580
                                                                                                                -----------
OTHER ASSETS, LESS LIABILITIES - 0.6%                                                                               170,861
                                                                                                                -----------
    NET ASSETS - 100.0%                                                                                         $38,423,441
                                                                                                                -----------

(f) All or a portion of the security has been segregated as collateral for an open futures contract.
(g) The rate shown represents a weighted average coupon rate on settled positions at period end.
(i) Interest only security for which the series receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(k) As of March 31, 2007, the series held securities fair valued in accordance with the policies adopted by the Board of
    Trustees, aggregating $32,778,588 and 85.69% of market value. An independent pricing service provided an evaluated bid for 84.19% of the market value.
(n) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $4,758,515, representing 12.38% of net assets.
(o) All or a portion of this position has not settled. Upon settlement date, interest rates will be determined.
(p) Payment-in-kind security.
(r) Remaining maturities of floating rate loans may be less than stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. These loans may be subject to restrictions on resale. Floating rate loans generally have rates of interest which are determined periodically by reference to a base lending rate plus a premium.
(z) Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The series holds the following restricted securities:

                                                                       ACQUISTION     ACQUISTION      CURRENT     TOTAL % OF
RESTRICTED SECURITIES                                                     DATE            COST     MARKET VALUE   NET ASSETS
---------------------------------------------------------------------------------------------------------------------------
Advanced Medical Optics, Inc., 7.5%, 2017                           3/27/07-3/30/07    $ 30,150     $   30,225
Asset Securitization Corp., FRN, 7.7966%, 2029                          1/25/05          73,340         91,340
Bayview Financial Revolving Mortgage Loan Trust, FRN, 6.12%, 2040       3/1/06          250,000        249,999
Belden CDT, Inc., 7%, 2017                                          3/13/07-3/16/07      25,125         25,501
Bosphorus Financial Services Ltd., 7.16%, 2012                          3/8/05          100,000        101,005
Brazilian Merchant Voucher Receivables Ltd., 5.911%, 2011               3/8/07          186,864        186,864
CPS Auto Receivables Trust, 2.89%, 2009                                 3/27/03           9,249          9,132
DFS Funding Corp., 7.3549%, 2010                                        6/24/05         114,000        115,425
Falcon Franchise Loan LLC, FRN, 3.8266%, 2025                           1/29/03         105,480         78,520
Falcon Franchise Loan LLC, 6.5%, 2014                                   7/15/05         216,855        221,514
Freescale Semiconductor, Inc., 10.125%, 2016                        3/09/07-3/30/07     121,788        120,300
Griffin Coal Mining Co., 9.5%, 2016                                     11/10/06         35,000         36,925
Hawker Beechcraft Acquisition, 9.75%, 2017                          3/16/07-3/21/07      41,057         41,800
Masonite Corp., 11%, 2015                                           11/7/06-1/05/07      41,788         41,850
Preferred Term Securities IV Ltd., CDO, FRN, 7.6%, 2031                 9/13/05          34,081         33,602
Prudential Securities Secured Financing Corp., 7.2063%, 2013            12/6/04         189,843        181,992
Salomon Brothers Mortgage Securities, Inc., FRN, 7.0855%, 2032          1/7/05          257,552        244,884
Service Corp. International, 6.75%, 2015                                3/28/07          14,937         14,981
TRW Automotive, Inc., 7%, 2014                                          3/14/07          24,664         24,500
TRW Automotive, Inc., 7.25%, 2017                                       3/14/07           4,913          4,900
Umbrella Acquisition, Inc., 9.75%, 2015                              3/1/07-3/19/07     115,225        114,569
----------------------------------------------------------------------------------------------------------------------------
Total Restricted Securities                                                                         $1,969,828       5.1%
                                                                                                    ========================

The following abbreviations are used in this report and are defined:

CDO      Collateralized Debt Obligation
FRN      Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
REIT     Real Estate Investment Trust
TIPS     Treasury Inflation Protected Security

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

AUD      Australian Dollar
BRL      Brazilian Real
CAD      Canadian Dollar
DKK      Danish Krone
EUR      Euro
GBP      British Pound
JPY      Japanese Yen
MXN      Mexican Peso
NOK      Norwegian Krone
NZD      New Zealand Dollar
PLN      Polish Zloty
SEK      Swedish Krona
ZAR      South African Rand

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS VIT - MFS STRATEGIC INCOME SERIES

SUPPLEMENTAL INFORMATION (UNAUDITED) 03/31/2007

(1) PORTFOLIO SECURITIES

The cost and unrealized appreciation and depreciation in the value of the investments owned by the series, as computed on a federal income tax basis, are as follows:

Aggregate Cost                                                  $37,681,070
                                                                ===========
Gross unrealized appreciation                                   $   884,290
Gross unrealized depreciation                                      (312,780)
                                                                -----------
      Net unrealized appreciation (depreciation)                $   571,510
                                                                ===========

The aggregate cost above includes prior fiscal year end tax adjustments.

(2) FINANCIAL INSTRUMENTS

DERIVATIVES

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS AT 3/31/07

Appreciation and Depreciation in the table below are reported by currency.

                                                                                    NET UNREALIZED
                CONTRACTS TO           SETTLEMENT                        CONTRACTS   APPRECIATION
CURRENCY  TYPE  DELIVER/RECEIVE        DATE RANGE      IN EXCHANGE FOR   AT VALUE   (DEPRECIATION)
--------------------------------------------------------------------------------------------------
APPRECIATION
------------
AUD       BUY        198,149            04/05/2007         155,667        160,345      $  4,678
CAD       BUY        206,438            04/02/2007         174,972        179,060         4,088
GBP       BUY        146,331            04/23/2007         287,029        287,922           893
JPY       SELL     1,002,788            04/23/2007           8,562          8,542            20
MXN       BUY        579,953            04/09/2007          51,694         52,496           802
NOK       BUY        598,036            04/17/2007          97,718         98,427           709
NZD       BUY        130,671            04/16/2007          89,249         93,236         3,987
PLN       BUY        151,190            05/02/2007          51,252         52,254         1,002
SEK       SELL       372,866            04/05/2007          53,412         53,410             2
ZAR       BUY        247,382            04/30/2007          33,651         33,880           229
                                                                                       --------
                                                                                       $ 16,410
                                                                                       ========

DEPRECIATION
------------
AUD       SELL       442,303            04/05/2007         341,912        357,918      $(16,006)
CAD       SELL       332,869      04/02/2007-05/23/2007    284,164        288,831        (4,667)
DKK       SELL       369,861            04/16/2007          64,467         66,328        (1,861)
EUR       SELL       592,799      05/23/2007-06/20/2007    791,388        794,067        (2,679)
GBP       SELL       273,126            04/23/2007         533,656        537,405        (3,749)
NOK       SELL       598,035            04/17/2007          97,295         98,427        (1,132)
NZD       SELL       130,671            04/16/2007          91,706         93,236        (1,530)
SEK       BUY        386,577            04/05/2007          55,775         55,374          (401)
ZAR       BUY        247,382            04/02/2007          34,161         33,976          (185)
ZAR       SELL       247,382            04/02/2007          33,749         33,976          (227)
                                                                                       --------
                                                                                       $(32,437)
                                                                                       ========

At March 31, 2007, forward foreign currency purchases and sales under master netting agreements excluded above amounted to a net receivable of $3,903 with Merrill Lynch International.

FUTURES CONTRACTS OUTSTANDING AT 3/31/07

                                                                    UNREALIZED
                                                      EXPIRATION   APPRECIATION
DESCRIPTION                      CONTRACTS    VALUE      DATE     (DEPRECIATION)
--------------------------------------------------------------------------------
U.S. Treasury Note 5 yr (Long)       1      $105,797    Jun-07        $(238)
U.S. Treasury Note 10 yr (Short)     2       216,250    Jun-07          712
--------------------------------------------------------------------------------
                                                                      $ 474
                                                                      ==========

SWAP AGREEMENTS AT 3/31/07

                                                                                         UNREALIZED
                  NOTIONAL                       CASH FLOWS           CASH FLOWS        APPRECIATION
EXPIRATION         AMOUNT     COUNTERPARTY       TO RECEIVE             TO PAY         (DEPRECIATION)
-----------------------------------------------------------------------------------------------------
CREDIT DEFAULT SWAPS
  9/20/10   USD   120,000    Merrill Lynch           (1)          0.68% (fixed rate)      $   484
  3/20/17   USD   160,000    JPMorgan        0.49% (fixed rate)           (2)              (3,335)
  3/20/17   USD   110,000    Merrill Lynch           (3)          0.37% (fixed rate)          323
                                                                                          -------
                                                                                          $(2,528)
                                                                                          =======

(1) Series to receive notional amount upon a defined credit default event by Lennar Corp., 5.95%,
    3/01/13.
(2) Series to pay notional amount upon a defined credit default event by Burlington Northern Santa Fe
    Corp., 6.75%, 7/15/11.
(3) Series to receive notional amount upon a defined credit default event by Rohm & Haas Co., 7.8%,
    7/15/29 .

At March 31, 2007, the series had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

(3) COUNTRY WEIGHTINGS

Country weighting percentages of portfolio holdings based on total net assets as of March 31, 2007, are as follows:

---------------------------
United States         69.4%
---------------------------
Japan                  4.0%
---------------------------
Germany                2.7%
---------------------------
Russia                 2.4%
---------------------------
Netherlands            1.9%
---------------------------
Mexico                 1.8%
---------------------------
Brazil                 1.7%
---------------------------
France                 1.7%
---------------------------
Canada                 1.7%
---------------------------
Other Countries       12.7%
---------------------------

The country weighting percentages include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.

MFS(R) Variable Insurance Trust

QUARTERLY PORTFOLIO HOLDINGS 03/31/07

MFS(R) MID CAP GROWTH SERIES

[graphic omitted]

                                                       M F S(SM)
                                                       INVESTMENT MANAGEMENT(R)

PORTFOLIO OF INVESTMENTS March 31, 2007 (Unaudited)

MFS Variable Insurance Trust - MFS Mid Cap Growth Series

ISSUER                                                                                      SHARES/PAR      VALUE ($)

COMMON STOCKS - 97.5%
AEROSPACE - 0.4%
Precision Castparts Corp.                                                                      10,740      $  1,117,493
                                                                                                           ------------
AIRLINES - 2.4%
AMR Corp. (a)(l)                                                                              123,230      $  3,752,354
Continental Airlines, Inc. (a)                                                                 19,020           692,138
UAL Corp. (a)(l)                                                                               45,930         1,753,148
                                                                                                           ------------
                                                                                                           $  6,197,640
                                                                                                           ------------
APPAREL MANUFACTURERS - 3.9%
Coach, Inc. (a)                                                                                83,020      $  4,155,151
Phillips-Van Heusen Corp.                                                                     102,530         6,028,764
                                                                                                           ------------
                                                                                                           $ 10,183,915
                                                                                                           ------------
AUTOMOTIVE - 1.0%
Goodyear Tire & Rubber Co. (a)(l)                                                              79,470      $  2,478,669
                                                                                                           ------------
BIOTECHNOLOGY - 1.7%
Genzyme Corp. (a)                                                                              26,180      $  1,571,324
Millipore Corp. (a)                                                                            39,930         2,893,727
                                                                                                           ------------
                                                                                                           $  4,465,051
                                                                                                           ------------
BROKERAGE & ASSET MANAGERS - 2.3%
Affiliated Managers Group, Inc. (a)(l)                                                          4,590      $    497,327
Chicago Mercantile Exchange
Holdings, Inc., "A"                                                                             6,590         3,508,911
Investment Technology Group, Inc. (a)(l)                                                       16,090           630,728
Legg Mason, Inc.                                                                               14,160         1,334,014
                                                                                                           ------------
                                                                                                           $  5,970,980
                                                                                                           ------------
BUSINESS SERVICES - 5.2%
Amdocs Ltd. (a)                                                                               119,220      $  4,349,146
CheckFree Corp. (a)(l)                                                                         12,280           455,465
Cognizant Technology Solutions Corp., "A" (a)                                                  62,580         5,523,937
Corporate Executive Board Co.                                                                  37,040         2,813,558
Fidelity National Information Services, Inc.                                                    3,570           162,292
                                                                                                           ------------
                                                                                                           $ 13,304,398
                                                                                                           ------------
CABLE TV - 0.5%
EchoStar Communications Corp., "A" (a)(l)                                                      27,100      $  1,176,953
                                                                                                           ------------
CHEMICALS - 0.5%
Celanese Corp.                                                                                 43,640      $  1,345,858
                                                                                                           ------------
COMPUTER SOFTWARE - 3.2%
Akamai Technologies, Inc. (a)                                                                   2,880      $    143,770
Compuware Corp. (a)                                                                           101,760           965,702
McAfee, Inc. (a)                                                                              151,750         4,412,890
Synopsys, Inc. (a)                                                                             27,770           728,407
TIBCO Software, Inc. (a)                                                                      243,670         2,076,068
                                                                                                           ------------
                                                                                                           $  8,326,837
                                                                                                           ------------
CONSTRUCTION - 4.1%
D.R. Horton, Inc. (l)                                                                          63,890      $  1,405,580
Masco Corp.                                                                                    60,540         1,658,796
NVR, Inc. (a)(l)                                                                                6,550         4,355,750
Sherwin-Williams Co.                                                                           48,440         3,198,978
                                                                                                           ------------
                                                                                                           $ 10,619,104
                                                                                                           ------------
CONSUMER GOODS & SERVICES - 6.6%
Avon Products, Inc.                                                                            74,610      $  2,779,969
Estee Lauder Cos., Inc., "A" (l)                                                               97,870         4,780,950
ITT Educational Services, Inc. (a)                                                             58,460         4,763,905
Monster Worldwide, Inc. (a)                                                                    91,370         4,328,197
Priceline.com, Inc. (a)                                                                         5,500           292,930
                                                                                                           ------------
                                                                                                           $ 16,945,951
                                                                                                           ------------
ELECTRICAL EQUIPMENT - 3.1%
Rockwell Automation, Inc.                                                                      89,270      $  5,344,595
W.W. Grainger, Inc.                                                                            33,960         2,623,070
                                                                                                           ------------
                                                                                                           $  7,967,665
                                                                                                           ------------
ELECTRONICS - 4.7%
FormFactor, Inc. (a)                                                                            4,640      $    207,640
Intersil Corp., "A"                                                                            31,430           832,581
KLA-Tencor Corp. (l)                                                                           33,990         1,812,347
MEMC Electronic Materials, Inc. (a)                                                             7,380           447,080
Novellus Systems, Inc. (a)                                                                     60,830         1,947,777
ON Semiconductor Corp. (a)(l)                                                                 252,850         2,255,422
Tessera Technologies, Inc. (a)(l)                                                              23,850           947,799
Varian Semiconductor Equipment Associates, Inc. (a)(l)                                         69,030         3,684,821
                                                                                                           ------------
                                                                                                           $ 12,135,467
                                                                                                           ------------
ENERGY - INTEGRATED - 2.2%
Hess Corp.                                                                                    101,080      $  5,606,908
                                                                                                           ------------
FOOD & BEVERAGES - 0.7%
Pepsi Bottling Group, Inc.                                                                     53,370      $  1,701,969
                                                                                                           ------------
FOOD & DRUG STORES - 2.2%
Kroger Co.                                                                                    197,820      $  5,588,415
                                                                                                           ------------
GAMING & LODGING - 4.5%
International Game Technology                                                                 136,590      $  5,515,504
Penn National Gaming, Inc. (a)                                                                103,090         4,373,078
Royal Caribbean Cruises Ltd.                                                                   41,290         1,740,786
                                                                                                           ------------
                                                                                                           $ 11,629,368
                                                                                                           ------------
HEALTH MAINTENANCE ORGANIZATIONS - 4.2%
AMERIGROUP Corp. (a)(l)                                                                        97,800      $  2,973,120
Humana, Inc. (a)                                                                               88,030         5,107,501
WellCare Health Plans, Inc. (a)                                                                31,880         2,717,770
                                                                                                           $ 10,798,391
INSURANCE - 3.2%
Ace Ltd.                                                                                       45,890      $  2,618,483
Genworth Financial, Inc., "A"                                                                 116,140         4,057,932
MGIC Investment Corp. (l)                                                                      16,140           950,969
W.R. Berkley Corp.                                                                              6,410           212,299
XL Capital Ltd., "A" (l)                                                                        6,000           419,760
                                                                                                           ------------
                                                                                                           $  8,259,443
                                                                                                           ------------
INTERNET - 1.0%
RealNetworks, Inc. (a)                                                                        314,070      $  2,465,450
                                                                                                           ------------
LEISURE & TOYS - 0.3%
Marvel Entertainment, Inc. (a)(l)                                                               4,830      $    134,033
THQ, Inc. (a)                                                                                  16,400           560,716
                                                                                                           ------------
                                                                                                           $    694,749
                                                                                                           ------------
MACHINERY & TOOLS - 4.2%
Cummins, Inc.                                                                                  36,590      $  5,295,305
Eaton Corp.                                                                                    34,790         2,907,052
Parker Hannifin Corp.                                                                           9,990           862,237
Timken Co.                                                                                     41,910         1,270,292
United Rentals, Inc. (a)(l)                                                                    21,710           597,025
                                                                                                           ------------
                                                                                                           $ 10,931,911
                                                                                                           ------------
MEDICAL & HEALTH TECHNOLOGY & SERVICES - 1.1%
Emdeon Corp. (a)(l)                                                                           139,330      $  2,108,063
VCA Antech, Inc. (a)                                                                           22,750           826,053
                                                                                                           ------------
                                                                                                           $  2,934,116
                                                                                                           ------------
MEDICAL EQUIPMENT - 6.9%
Advanced Medical Optics, Inc. (a)                                                              73,730      $  2,742,756
Cooper Cos., Inc. (l)                                                                          35,190         1,710,938
Cytyc Corp. (a)                                                                               124,772         4,268,450
DENTSPLY International, Inc.                                                                   75,100         2,459,525
Immucor, Inc. (a)                                                                              32,440           954,709
Mentor Corp. (l)                                                                               17,030           783,380
Waters Corp. (a)                                                                               84,400         4,895,200
                                                                                                           ------------
                                                                                                           $ 17,814,958
                                                                                                           ------------
METALS & MINING - 0.2%
Cleveland-Cliffs, Inc. (l)                                                                      9,690      $    620,257
                                                                                                           ------------
NATURAL GAS - PIPELINE - 2.7%
Williams Cos., Inc.                                                                           248,820      $  7,081,417
                                                                                                           ------------
NETWORK & TELECOM - 0.2%
InterDigital Communications Corp. (a)                                                          18,600      $    589,062
                                                                                                           ------------
OIL SERVICES - 2.8%
Cameron International Corp. (a)(l)                                                             59,170      $  3,715,284
GlobalSantaFe Corp.                                                                            33,310         2,054,561
Noble Corp.                                                                                     1,530           120,380
Smith International, Inc. (l)                                                                  27,890         1,340,115
                                                                                                           ------------
                                                                                                           $  7,230,340
                                                                                                           ------------
OTHER BANKS & DIVERSIFIED FINANCIALS - 2.5%
Bank of Hawaii Corp.                                                                            3,150      $    167,045
CapitalSource, Inc., REIT                                                                      34,110           857,184
Commerce Bancorp, Inc.                                                                          7,570           252,687
First Marblehead Corp.                                                                         91,170         4,092,621
Northern Trust Corp. (l)                                                                        5,840           351,218
SLM Corp.                                                                                      18,440           754,196
                                                                                                           ------------
                                                                                                           $  6,474,951
                                                                                                           ------------
PERSONAL COMPUTERS & PERIPHERALS - 2.1%
Lexmark International, Inc., "A" (a)(l)                                                        62,210      $  3,636,797
Network Appliance, Inc. (a)                                                                    46,450         1,696,354
                                                                                                           ------------
                                                                                                           $  5,333,151
                                                                                                           ------------
PHARMACEUTICALS - 2.5%
Allergan, Inc.                                                                                  8,310      $    920,914
Endo Pharmaceuticals Holdings, Inc.(a)                                                        150,980         4,438,812
Medicis Pharmaceutical Corp., "A"                                                              21,800           671,876
Warner Chilcott Ltd., "A" (a)                                                                  32,180           476,586
                                                                                                           ------------
                                                                                                           $  6,508,188
                                                                                                           ------------
REAL ESTATE - 0.2%
Corrections Corp. of America (a)(l)                                                             7,440      $    392,906
                                                                                                           ------------
RESTAURANTS - 2.9%
Brinker International, Inc.                                                                    26,260      $    858,702
Jack in the Box, Inc. (a)                                                                      17,160         1,186,271
YUM! Brands, Inc.                                                                              93,670         5,410,379
                                                                                                           ------------
                                                                                                           $  7,455,352
                                                                                                           ------------
SPECIALTY CHEMICALS - 1.2%
Praxair, Inc.                                                                                  48,680      $  3,064,893
                                                                                                           ------------
SPECIALTY STORES - 4.7%
Advance Auto Parts, Inc.                                                                        6,220      $    239,781
Aeropostale, Inc. (a)(l)                                                                      103,410         4,160,184
Dick's Sporting Goods, Inc. (a)                                                                17,580         1,024,211
Group 1 Automotive, Inc. (l)                                                                   50,880         2,023,498
OfficeMax, Inc. (l)                                                                            31,760         1,675,022
RadioShack Corp. (l)                                                                           42,490         1,148,505
Urban Outfitters, Inc. (a)                                                                     70,810         1,877,173
                                                                                                           ------------
                                                                                                           $ 12,148,374
                                                                                                           ------------
TELEPHONE SERVICES - 2.5%
American Tower Corp., "A" (a)                                                                  42,134      $  1,641,119
Embarq Corp.                                                                                   85,140         4,797,639
                                                                                                           ------------
                                                                                                           $  6,438,758
                                                                                                           ------------
UTILITIES - ELECTRIC POWER - 2.9%
Constellation Energy Group, Inc.                                                               41,220      $  3,584,079
Mirant Corp. (a)                                                                               83,400         3,374,364
NRG Energy, Inc. (a)                                                                            7,790           561,192
                                                                                                           ------------
                                                                                                           $  7,519,635
                                                                                                           ------------
  TOTAL COMMON STOCKS                                                                                      $251,518,943
                                                                                                           ------------
SHORT-TERM OBLIGATIONS - 2.7%
General Electric Capital Corp., 5.37%, due 4/02/07 (y)                                   $  6,996,000      $  6,994,956
                                                                                                           ------------
COLLATERAL FOR SECURITIES LOANED - 17.1%
Navigator Securities Lending Prime
Portfolio, at Net Asset Value                                                              43,995,943      $ 43,995,943
                                                                                                           ------------
  TOTAL INVESTMENTS                                                                                        $302,509,842
                                                                                                           ------------
OTHER ASSETS, LESS LIABILITIES - (17.3)%                                                                    (44,555,461)
                                                                                                           ------------
  NET ASSETS - 100.0%                                                                                      $257,954,381
                                                                                                           ------------

(a) Non-income producing security.
(l) All or a portion of this security is on loan.
(y) The rate shown represents an annualized yield at time of purchase.

The following abbreviations are used in this report and are defined:

REIT Real Estate Investment Trust

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS VARIABLE INSURANCE TRUST - MFS MID CAP GROWTH SERIES

SUPPLEMENTAL INFORMATION (UNAUDITED) 3/31/2007

(1) PORTFOLIO SECURITIES

The cost and unrealized appreciation and depreciation in the value of the investments owned by the series, as computed on a federal income tax basis, are as follows:

Aggregate Cost                                             $268,849,654
                                                           ============
Gross unrealized appreciation                              $ 38,896,008
Gross unrealized depreciation                                (5,235,820)
                                                           ------------
Net unrealized appreciation (depreciation)                 $ 33,660,188
                                                           ============

The aggregate cost above includes prior fiscal year end tax adjustments.

MFS(R) Variable Insurance Trust

QUARTERLY PORTFOLIO HOLDINGS 03/31/07

MFS(R) RESEARCH BOND SERIES

[graphic omitted]

                                                       M F S(SM)
                                                       INVESTMENT MANAGEMENT(R)

PORTFOLIO OF INVESTMENTS March 31, 2007 (Unaudited)

MFS Variable Insurance Trust - MFS Research Bond Series

ISSUER                                                                                            SHARES/PAR          VALUE ($)
BONDS - 95.8%
ASSET BACKED & SECURITIZED - 12.2%
ARCap REIT, Inc., 6.1%, 2045(z)                                                                  $    325,000        $    326,168
Asset Securitization Corp., FRN, 7.3066%, 2029                                                        180,000             194,820
Banc of America Commercial Mortgage, Inc., "AM", FRN, 5.1815%, 2047                                   345,034             342,407
Banc of America Commercial Mortgage, Inc., FRN, 4.857%, 2043                                          110,306             107,079
Banc of America Commercial Mortgage, Inc., FRN, 5.7757%, 2045                                         200,000             206,512
Bayview Commercial Asset Trust, 0.775%, 2035 (i)                                                    1,090,972              88,895
Bayview Commercial Asset Trust, FRN, 0.84%, 2013 (i)                                                  604,566              49,635
Bayview Commercial Asset Trust, FRN, 0.84%, 2036 (i)(z)                                               927,225              82,435
Bayview Commercial Asset Trust, FRN, 0.8788%, 2036 (i)(z)                                             686,458              62,535
Bayview Commercial Asset Trust, FRN, 1.1688%, 2036 (i)(z)                                           1,678,266             211,126
Bayview Commercial Asset Trust, FRN, 1.1396%, 2036 (i)(z)                                             824,304             114,001
Bayview Commercial Asset Trust, FRN, 1.2108%, 2037 (i)                                              1,694,866             222,681
Bayview Financial Acquisition Trust, FRN, 5.402%, 2035                                                 70,000              69,803
Bayview Financial Acquisition Trust, FRN, 5.483%, 2041                                                 67,000              66,891
Bayview Financial Revolving Mortgage Loan Trust, FRN, 6.12%, 2040 (z)                                 250,000             249,999
Capital One Auto Finance Trust, 2.47%, 2010                                                           103,470             103,340
Capital Trust Realty CDO Ltd., 5.16%, 2035 (z)                                                        140,000             138,513
Citigroup Commercial Mortgage Trust, 5.462%, 2049                                                     330,000             330,490
Citigroup/Deutsche Bank Commercial Mortgage Trust, 5.648%, 2048                                       500,000             508,040
Citigroup/Deutsche Bank Commercial Mortgage Trust, "H", FRN, 5.8817%, 2049                             82,900              81,550
Citigroup/Deutsche Bank Commercial Mortgage Trust, FRN, 5.2257%, 2044                                 120,000             120,441
Citigroup/Deutsche Bank Commercial Mortgage Trust, FRN, 5.2257%, 2044                                 370,000             367,939
Citigroup/Deutsche Bank Commercial Mortgage Trust, "J", FRN, 5.8817%, 2049                            140,000             136,702
Commercial Mortgage Acceptance Corp., 7.03%, 2031                                                      44,710              46,034
Commercial Mortgage Acceptance Corp., FRN, 0.7391%, 2030 (i)                                        1,234,706              28,935
Commercial Mortgage Pass-Through Certificates, FRN, 5.794%, 2046                                      210,000             217,263
Countrywide Asset-Backed Certificates, FRN, 4.575%, 2035                                               12,579              12,495
Credit Suisse Commercial Mortgage Trust, 5.509%, 2039                                                 244,173             245,428
Credit Suisse Mortgage Capital Certificate, 5.343%, 2039                                              580,000             575,601
Credit-Based Asset Servicing & Securitization LLC, FRN, 5.303%, 2035                                  100,000              99,641
CRIIMI MAE Commercial Mortgage Trust, 7%, 2033 (n)                                                     39,026              39,059
Deutsche Mortgage & Asset Receiving Corp., 6.538%, 2031                                                94,925              95,374
DLJ Commercial Mortgage Corp., 6.04%, 2031                                                            100,000             101,857
E*TRADE RV & Marine Trust, 3.62%, 2018                                                                 60,000              58,229
Falcon Franchise Loan LLC, FRN, 3.8266%, 2025 (i)(z)                                                  340,952              48,214
First Union-Lehman Brothers Commercial Mortgage Trust, 7%, 2029 (n)                                    65,000              70,267
GMAC Commercial Mortgage Securities, Inc., 6.02%, 2033                                                 60,000              61,287
GMAC Commercial Mortgage Securities, Inc., FRN, 7.6632%, 2034 (n)                                     110,000             118,542
Greenwich Capital Commercial Funding Corp., 4.305%, 2042                                              183,329             179,793
Greenwich Capital Commercial Funding Corp., FRN, 5.224%, 2037                                         109,489             108,781
IKON Receivables Funding LLC, 3.27%, 2011                                                              30,055              29,963
JPMorgan Chase Commercial Mortgage Securities Corp., 5.44%, 2045 (n)                                  205,134             205,486
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.3476%, 2042 (n)                           130,000             126,098
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 4.936%, 2042                                135,428             131,713
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.3645%, 2043                               170,607             170,653
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.855%, 2043                                200,000             206,791
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.2213%, 2044                               400,000             398,304
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.038%, 2046                                170,000             166,844
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.48%, 2047                                 485,000             481,544
LB-UBS Commercial Mortgage Trust, 5.413%, 2039                                                        108,520             108,514
Lehman Brothers Commercial Conduit Mortgage Trust, FRN, 0.4925%, 2030 (i)                             762,775              14,600
Merrill Lynch Mortgage Trust, FRN, 5.107%, 2038                                                       400,000             392,890
Merrill Lynch Mortgage Trust, FRN, 5.66%, 2039                                                        405,000             414,790
Merrill Lynch/Countrywide Commercial Mortgage Trust, FRN, 5.204%, 2049                                200,000             196,651
Morgan Stanley Capital I, Inc., 5.72%, 2032                                                            83,804              84,634
Morgan Stanley Capital I, Inc., FRN, 0.2005%, 2030 (i)(n)                                           1,966,366              23,101
Mortgage Capital Funding, Inc., FRN, 0.6592%, 2031 (i)                                                829,886               4,534
New Century Home Equity Loan Trust, FRN, 4.532%, 2035                                                 350,000             345,494
Nomura Asset Acceptance Corp., FRN, 4.423%, 2034                                                       77,277              76,438
Preferred Term Securities IV Ltd., CDO, FRN, 7.6%, 2031 (z)                                            23,930              24,001
Preferred Term Securities XIX Ltd., CDO, FRN, 5.7049%, 2035 (z)                                       100,000             100,250
Prudential Securities Secured Financing Corp., FRN, 7.2063%, 2013 (z)                                 125,000             133,035
Residential Funding Mortgage Securities, Inc., FRN, 5.32%, 2035                                       174,000             173,171
Structured Asset Securities Corp., FRN, 5.56%, 2035 (n)                                               183,449             183,499
TIAA Real Estate CDO Ltd., 7.17%, 2032 (n)                                                             23,639              23,656
Wachovia Bank Commercial Mortgage Trust, 4.935%, 2042                                                 130,000             126,641
Wachovia Bank Commercial Mortgage Trust, FRN, 4.847%, 2041                                            150,000             145,540
Wachovia Bank Commercial Mortgage Trust, FRN, 5.083%, 2042                                            170,000             167,089
Wachovia Bank Commercial Mortgage Trust, FRN, 5.118%, 2042                                            126,788             125,002
Wachovia Bank Commercial Mortgage Trust, FRN, 5.201%, 2044                                            130,000             129,213
Wachovia Bank Commercial Mortgage Trust, FRN, 5.3161%, 2044                                           150,000             149,793
Wachovia Bank Commercial Mortgage Trust, FRN, 5.962%, 2045 (n)                                        170,000             177,455
Wachovia Bank Commercial Mortgage Trust, FRN, 5.438%, 2048                                            353,000             349,637
                                                                                                                     ------------
                                                                                                                     $ 11,875,826
                                                                                                                     ------------
AUTOMOTIVE - 0.4%
Ford Motor Credit Co., 7.375%, 2009                                                              $     55,000        $     54,899
Ford Motor Credit Co., 10.25%, 2010 (n)                                                               160,000             168,535
Johnson Controls, Inc., 5.5%, 2016                                                                    206,000             204,005
                                                                                                                     ------------
                                                                                                                     $    427,439
                                                                                                                     ------------
BROADCASTING - 1.6%
Allbritton Communications Co., 7.75%, 2012                                                       $    230,000        $    235,750
CBS Corp., 6.625%, 2011                                                                               281,000             293,736
Clear Channel Communications, Inc., 7.65%, 2010                                                       160,000             168,948
Clear Channel Communications, Inc., 6.25%, 2011                                                       220,000             218,938
Intelsat Subsidiary Holding Co. Ltd., 8.625%, 2015                                                    220,000             235,400
News America Holdings, 8.5%, 2025                                                                     152,000             182,678
News America, Inc., 6.4%, 2035                                                                        200,000             198,935
                                                                                                                     ------------
                                                                                                                     $  1,534,385
                                                                                                                     ------------
BROKERAGE & ASSET MANAGERS - 2.8%
AMVESCAP PLC, 4.5%, 2009                                                                         $    262,000        $    257,172
Goldman Sachs Group, Inc., 5.625%, 2017                                                               552,000             546,755
Lehman Brothers Holdings, Inc., 8.25%, 2007                                                           184,000             185,010
Lehman Brothers Holdings, Inc., 5.5%, 2016                                                            143,000             142,193
Merrill Lynch & Co., Inc., 6.05%, 2016                                                                683,000             700,675
Morgan Stanley Dean Witter, Inc., 6.6%, 2012                                                          165,000             174,637
Morgan Stanley Group, Inc., 5.75%, 2016                                                               690,000             694,006
                                                                                                                     ------------
                                                                                                                     $  2,700,448
                                                                                                                     ------------
BUILDING - 0.1%
American Standard Cos., Inc., 7.375%, 2008                                                       $    135,000        $    136,719
                                                                                                                     ------------
BUSINESS SERVICES - 0.2%
Xerox Corp., 6.4%, 2016                                                                          $    235,000        $    241,703
                                                                                                                     ------------
CABLE TV - 1.4%
Comcast Corp., 6.45%, 2037                                                                       $    377,000        $    377,430
Cox Communications, Inc., 7.125%, 2012                                                                380,000             409,672
Rogers Cable, Inc., 5.5%, 2014                                                                        284,000             276,545
TCI Communications, Inc., 9.8%, 2012                                                                   72,000              85,241
Time Warner Entertainment Co. LP, 8.375%, 2033                                                        190,000             230,941
                                                                                                                     ------------
                                                                                                                     $  1,379,829
                                                                                                                     ------------
CHEMICALS - 0.1%
Dow Chemical Co., 5.75%, 2008                                                                    $     62,000        $     62,430
                                                                                                                     ------------
CONSUMER GOODS & SERVICES - 0.8%
Fortune Brands, Inc., 5.125%, 2011                                                               $    350,000        $    346,884
Western Union Co., 5.4%, 2011                                                                         390,000             390,606
                                                                                                                     ------------
                                                                                                                     $    737,490
                                                                                                                     ------------
DEFENSE ELECTRONICS - 0.5%
BAE Systems Holdings, Inc., 4.75%, 2010 (n)                                                      $    168,000        $    165,593
BAE Systems Holdings, Inc., 6.4%, 2011 (n)                                                            104,000             108,824
Litton Industries, Inc., 8%, 2009                                                                     165,000             175,824
                                                                                                                     ------------
                                                                                                                     $    450,241
                                                                                                                     ------------
EMERGING MARKET QUASI-SOVEREIGN - 0.4%
Gazprom International S.A., 6.51%, 2022 (z)                                                      $    160,000        $    162,400
Ras Laffan Liquefied Natural Gas Co. Ltd., 5.832%, 2016 (n)                                           250,000             252,165
                                                                                                                     ------------
                                                                                                                     $    414,565
                                                                                                                     ------------
EMERGING MARKET SOVEREIGN - 0.3%
Republic of Argentina, FRN, 5.475%, 2012                                                         $    267,000        $    253,107
                                                                                                                     ------------
ENERGY - INDEPENDENT - 0.5%
Anadarko Petroleum Corp., 5.95%, 2016                                                            $    220,000        $    220,463
Ocean Energy, Inc., 7.25%, 2011                                                                       131,000             140,551
XTO Energy, Inc., 5.65%, 2016                                                                         170,000             169,407
                                                                                                                     ------------
                                                                                                                     $    530,421
                                                                                                                     ------------
ENERGY - INTEGRATED - 0.2%
TNK-BP Finance S.A., 7.5%, 2016 (n)                                                              $    116,000        $    122,380
TNK-BP Finance S.A., 7.5%, 2016                                                                       102,000             107,610
                                                                                                                     ------------
                                                                                                                     $    229,990
                                                                                                                     ------------
FINANCIAL INSTITUTIONS - 2.8%
Capital One Financial Co., 6.15%, 2016                                                           $    310,000        $    314,430
CIT Group, Inc., 6.1% to 2017, FRN to 2067                                                             30,000              28,917
Countrywide Financial Corp., 6.25%, 2016                                                              423,000             426,394
General Motors Acceptance Corp., 6.75%, 2014                                                          433,000             425,679
HSBC Finance Corp., 6.75%, 2011                                                                        46,000              48,459
HSBC Finance Corp., 5.5%, 2016                                                                        553,000             549,704
International Lease Finance Corp., 5.625%, 2013                                                       274,000             279,283
ORIX Corp., 5.48%, 2011                                                                               380,000             381,529
Residential Capital LLC, 6.875%, 2015                                                                 270,000             272,407
                                                                                                                     ------------
                                                                                                                     $  2,726,802
                                                                                                                     ------------
FOOD & BEVERAGES - 1.3%
ARAMARK Corp., 8.5%, 2015 (n)                                                                    $    275,000        $    286,000
Diageo Capital PLC, 5.5%, 2016                                                                        360,000             357,630
Miller Brewing Co., 5.5%, 2013 (n)                                                                    379,000             378,715
Tyson Foods, Inc., 6.6%, 2016                                                                         250,000             259,328
                                                                                                                     ------------
                                                                                                                     $  1,281,673
                                                                                                                     ------------
FOOD & DRUG STORES - 0.3%
CVS Corp., 5.75%, 2011                                                                           $     90,000        $     91,658
CVS Corp., 6.125%, 2016                                                                               220,000             227,500
                                                                                                                     ------------
                                                                                                                     $    319,158
                                                                                                                     ------------
FOREST & PAPER PRODUCTS - 0.3%
MeadWestvaco Corp., 6.8%, 2032                                                                   $    105,000        $    103,487
Stora Enso Oyj, 7.25%, 2036 (n)                                                                       213,000             223,089
                                                                                                                     ------------
                                                                                                                     $    326,576
                                                                                                                     ------------
GAMING & LODGING - 0.2%
Wyndham Worldwide Corp., 6%, 2016 (n)                                                            $    145,000        $    144,987
                                                                                                                     ------------
INDUSTRIAL - 0.3%
Steelcase, Inc., 6.5%, 2011                                                                      $    272,000        $    279,329
                                                                                                                     ------------
INSURANCE - 1.1%
American International Group, Inc., 5.05%, 2015                                                  $    225,000        $    220,136
American International Group, Inc., 6.25%, 2037                                                       150,000             145,998
Chubb Corp., 6.375% to 2017, FRN To 2067                                                              240,000             239,388
ING Groep N.V., 5.775% to 2015, FRN to 2049                                                           178,000             177,088
UnumProvident Corp., 6.85%, 2015 (n)                                                                  315,000             328,478
                                                                                                                     ------------
                                                                                                                     $  1,111,088
                                                                                                                     ------------
INSURANCE - PROPERTY & CASUALTY - 0.7%
AXIS Capital Holdings Ltd., 5.75%, 2014                                                          $    375,000        $    373,134
Fund American Cos., Inc., 5.875%, 2013                                                                304,000             304,088
                                                                                                                     ------------
                                                                                                                     $    677,222
                                                                                                                     ------------
MACHINERY & TOOLS - 0.2%
Case New Holland, Inc., 9.25%, 2011                                                              $    215,000        $    225,750
                                                                                                                     ------------
MAJOR BANKS - 3.5%
BAC Capital Trust XIV, 5.63% to 2012, FRN to 2043                                                $    440,000        $    440,191
Bank of America Corp., 5.625%, 2016                                                                   620,000             628,268
BNP Paribas, 5.186% to 2015, FRN to 2049 (n)                                                          174,000             166,627
HBOS Capital Funding LP,
6.071% to 2014, FRN to 2049 (n)                                                                       163,000             166,046
JPMorgan Chase & Co., 5.125%, 2014                                                                    225,000             221,477
JPMorgan Chase & Co., 5.15%, 2015                                                                     100,000              97,783
MUFG Capital Finance 1 Ltd., 6.346% to 2016, FRN to 2049                                              458,000             467,830
Natexis AMBS Co. LLC, 8.44% to 2008, FRN to 2049 (n)                                                   51,000              52,893
Pnc Funding Corp., 5.625%, 2017                                                                       240,000             241,722
Socgen Real Estate LLC, 7.64% to 2007, FRN to 2049 (n)                                                 97,000              98,091
UniCredito Italiano Capital Trust II, 9.2% to 2010, FRN to 2049 (n)                                    45,000              50,484
Wachovia Bank, NA, 5.6%, 2016                                                                         194,000             195,350
Wachovia Capital Trust III, 5.8% to 2011, FRN to 2042                                                 348,000             352,150
Wachovia Corp., 6.605%, 2025                                                                          164,000             177,683
                                                                                                                     ------------
                                                                                                                     $  3,356,595
                                                                                                                     ------------
MEDICAL & HEALTH TECHNOLOGY & SERVICES - 1.0%
Fisher Scientific International, Inc.,
6.125%, 2015                                                                                     $    355,000        $    355,862
Hospira, Inc., 5.55%, 2012                                                                            170,000             170,067
Hospira, Inc., 6.05%, 2017                                                                            210,000             209,835
McKesson Corp., 5.7%, 2017                                                                            190,000             189,423
                                                                                                                     ------------
                                                                                                                     $    925,187
                                                                                                                     ------------
METALS & MINING - 0.9%
International Steel Group, Inc., 6.5%, 2014                                                      $    356,000        $    370,685
Peabody Energy Corp., 5.875%, 2016                                                                    295,000             283,200
Vale Overseas Ltd., 6.25%, 2017                                                                       224,000             228,247
                                                                                                                     ------------
                                                                                                                     $    882,132
                                                                                                                     ------------
MORTGAGE BACKED - 13.0%
Fannie Mae, 4.55%, 2011                                                                          $     64,226        $     62,663
Fannie Mae, 4.79%, 2012                                                                               117,568             114,940
Fannie Mae, 4.86%, 2012                                                                               117,371             116,230
Fannie Mae, 5.12%, 2012                                                                                58,565              58,562
Fannie Mae, 3.81%, 2013                                                                                20,392              19,178
Fannie Mae, 4.845%, 2013                                                                               51,950              51,278
Fannie Mae, 4.518%, 2014                                                                              219,004             212,779
Fannie Mae, 4.6%, 2014 - 2015                                                                         110,790             107,588
Fannie Mae, 4.667%, 2014                                                                              109,763             107,514
Fannie Mae, 4.77%, 2014                                                                                61,470              60,260
Fannie Mae, 4.88%, 2014 - 2020                                                                        230,574             227,496
Fannie Mae, 4.53%, 2015                                                                               107,542             103,719
Fannie Mae, 4.56%, 2015                                                                                56,182              54,382
Fannie Mae, 4.665%, 2015                                                                               38,433              37,435
Fannie Mae, 4.69%, 2015                                                                                31,069              30,317
Fannie Mae, 4.7%, 2015                                                                                278,916             272,080
Fannie Mae, 4.74%, 2015                                                                                50,000              48,824
Fannie Mae, 4.76%, 2015                                                                                70,579              69,010
Fannie Mae, 4.78%, 2015                                                                               107,528             105,336
Fannie Mae, 4.815%, 2015                                                                               53,000              51,958
Fannie Mae, 4.82%, 2015                                                                                55,846              54,824
Fannie Mae, 4.85%, 2015                                                                                41,654              41,025
Fannie Mae, 4.87%, 2015                                                                                34,721              34,220
Fannie Mae, 4.89%, 2015                                                                                97,937              96,587
Fannie Mae, 4.925%, 2015                                                                              131,008             129,929
Fannie Mae, 4.94%, 2015                                                                               120,000             117,643
Fannie Mae, 4.98%, 2015                                                                                49,029              48,614
Fannie Mae, 5.09%, 2016                                                                               123,278             123,156
Fannie Mae, 5.423%, 2016                                                                              153,206             156,628
Fannie Mae, 4.996%, 2017                                                                              182,715             182,095
Fannie Mae, 5.5%, 2017 - 2036                                                                       3,899,423           3,876,082
Fannie Mae, 5%, 2020                                                                                  347,046             342,372
Fannie Mae, 6.5%, 2032                                                                                 36,485              37,511
Fannie Mae, 6%, 2036 - 2037                                                                           735,482             740,947
Fannie Mae TBA, 5.5%, 2034                                                                            385,000             380,909
Freddie Mac, 5.5%, 2019 - 2036                                                                      2,136,999           2,119,204
Freddie Mac, 4%, 2023 - 2024                                                                          303,932             298,452
Freddie Mac, 5%, 2023 - 2028                                                                          974,223             969,859
Freddie Mac, 6%, 2034 - 2036                                                                          561,992             567,036
Ginnie Mae, 6%, 2036                                                                                  333,530             337,467
                                                                                                                     ------------
                                                                                                                     $ 12,566,109
                                                                                                                     ------------
NATURAL GAS - PIPELINE - 2.3%
CenterPoint Energy Resources Corp., 7.875%, 2013                                                 $    499,000        $    556,109
CenterPoint Energy, Inc., 5.95%, 2017                                                                 140,000             139,986
El Paso Performance-Linked Trust, 7.75%, 2011 (n)                                                     315,000             335,081
Kinder Morgan Energy Partners LP, 6%, 2017                                                            243,000             245,670
Kinder Morgan Energy Partners LP, 7.4%, 2031                                                          103,000             112,186
Kinder Morgan Energy Partners LP, 5.8%, 2035                                                          130,000             119,903
Kinder Morgan, Inc., 6.8%, 2008                                                                        55,000              55,564
Magellan Midstream Partners LP, 5.65%, 2016                                                           281,000             278,345
Spectra Energy Capital LLC, 8%, 2019                                                                  313,000             357,647
                                                                                                                     ------------
                                                                                                                     $  2,200,491
                                                                                                                     ------------
NETWORK & TELECOM - 2.0%
BellSouth Corp., 6.55%, 2034                                                                     $    340,000        $    349,561
CenturyTel, Inc., 8.375%, 2010                                                                         20,000              21,863
Deutsche Telekom B.V., 5.75%, 2016                                                                    236,000             235,995
Telecom Italia Capital, 6.2%, 2011                                                                    224,000             229,904
Telecom Italia Capital, 5.25%, 2015                                                                   344,000             326,369
Telecomunicaciones de Puerto Rico, Inc., 6.8%, 2009                                                    63,000              64,523
Telefonica Emisiones S.A.U., 7.045%, 2036                                                             320,000             341,724
Verizon New York, Inc., 6.875%, 2012                                                                  376,000             396,808
                                                                                                                     ------------
                                                                                                                     $  1,966,747
                                                                                                                     ------------
OIL SERVICES - 0.2%
Halliburton Co., 5.5%, 2010                                                                      $    193,000        $    195,084
                                                                                                                     ------------
OILS - 0.2%
Premcor Refining Group, Inc., 7.5%, 2015                                                         $    190,000        $    196,176
                                                                                                                     ------------
OTHER BANKS & DIVERSIFIED FINANCIALS - 2.6%
Alfa Diversified Payment Rights Finance Co., FRN, 7.2549%, 2011 (n)                              $    266,000        $    266,000
Banco Mercantil del Norte S.A., 5.875% to 2009, FRN to 2014 (n)                                       149,000             149,931
Citigroup, Inc., 5%, 2014                                                                             323,000             315,332
Fifth Third Bancorp, 5.45%, 2017                                                                      290,000             287,706
Kazkommerts International B.V., 8.5%, 2013                                                            219,000             231,593
Mizuho Capital Investment 1 Ltd., 6.686% to 2016, FRN to 2049 (n)                                     310,000             315,424
Resona Bank Ltd., 5.85% to 2016, FRN to 2049 (n)                                                      236,000             234,846
Russian Standard Finance S.A., 7.5%, 2010                                                             180,000             172,400
Russian Standard Finance S.A., 8.625%, 2011 (n)                                                       150,000             148,500
UBS Preferred Funding Trust V, 6.243% to 2016, FRN to 2049                                            385,000             397,469
                                                                                                                     ------------
                                                                                                                     $  2,519,201
                                                                                                                     ------------
PHARMACEUTICALS - 0.3%
Wyeth, 5.95%, 2037                                                                               $    260,000        $    256,061
                                                                                                                     ------------
PRINTING & PUBLISHING - 0.5%
Dex Media West LLC, 9.875%, 2013                                                                 $    165,000        $    180,056
Idearc, Inc., 8%, 2016 (n)                                                                            255,000             262,331
                                                                                                                     ------------
                                                                                                                     $    442,387
                                                                                                                     ------------
RAILROAD & SHIPPING - 0.5%
CSX Corp., 6.3%, 2012                                                                            $    155,000        $    160,369
TFM S.A. de C.V., 9.375%, 2012                                                                        258,000             277,350
                                                                                                                     ------------
                                                                                                                     $    437,719
                                                                                                                     ------------
REAL ESTATE - 2.3%
Boston Properties, Inc., REIT, 5%, 2015                                                          $    137,000        $    133,261
HRPT Properties Trust, REIT, 6.25%, 2016                                                              389,000             404,206
Kimco Realty Corp., REIT, 5.783%, 2016                                                                294,000             298,816
Liberty Property LP, REIT, 5.5%, 2016                                                                 230,000             228,399
ProLogis, REIT, 5.75%, 2016                                                                           355,000             360,966
ProLogis, REIT, 5.625%, 2016                                                                          150,000             151,135
Simon Property Group LP, REIT, 6.35%, 2012                                                             88,000              92,578
Simon Property Group LP, REIT, 5.75%, 2015                                                             18,000              18,243
Simon Property Group LP, REIT, 6.1%, 2016                                                             169,000             176,037
Simon Property Group LP, REIT, 5.875%, 2017                                                           230,000             235,977
Vornado Realty Trust, REIT, 5.625%, 2007                                                              135,000             134,945
                                                                                                                     ------------
                                                                                                                     $  2,234,563
                                                                                                                     ------------
RESTAURANTS - 0.2%
YUM! Brands, Inc., 8.875%, 2011                                                                  $    205,000        $    230,174
                                                                                                                     ------------
RETAILERS - 1.1%
Dollar General Corp., 8.625%, 2010                                                               $    120,000        $    127,650
Federated Retail Holdings, Inc., 5.35%, 2012                                                          130,000             129,660
Home Depot, Inc., 5.4%, 2016                                                                          411,000             401,337
J.C. Penney Corp., Inc., 8%, 2010                                                                      34,000              36,415
Wal-Mart Stores, Inc., 5.375%, 2017                                                                   110,000             109,706
Wal-Mart Stores, Inc., 5.875%, 2027                                                                   240,000             240,569
                                                                                                                     ------------
                                                                                                                     $  1,045,337
                                                                                                                     ------------
SUPERMARKETS - 0.3%
Safeway, Inc., 4.95%, 2010                                                                       $     68,000        $     67,194
Safeway, Inc., 6.5%, 2011                                                                             221,000             229,612
                                                                                                                     ------------
                                                                                                                     $    296,806
                                                                                                                     ------------
SUPRANATIONAL - 0.1%
Corporacion Andina de Fomento, 6.875%, 2012                                                      $     61,000        $     64,943
                                                                                                                     ------------
TELECOMMUNICATIONS - WIRELESS - 0.3%
Nextel Communications, Inc., 5.95%, 2014                                                         $    260,000        $    255,790
                                                                                                                     ------------
TELEPHONE SERVICES - 0.5%
Embarq Corp., 7.082%, 2016                                                                       $    460,000        $    468,991
                                                                                                                     ------------
TRANSPORTATION - SERVICES - 0.1%
FedEx Corp., 9.65%, 2012                                                                         $    110,000        $    130,870
                                                                                                                     ------------
U.S. GOVERNMENT AGENCIES - 2.3%
Federal Home Loan Bank, 4.5%, 2007                                                               $    980,000        $    979,121
Small Business Administration, 4.34%, 2024                                                            188,145             180,126
Small Business Administration, 4.93%, 2024                                                            144,251             142,925
Small Business Administration, 4.99%, 2024                                                            144,712             143,554
Small Business Administration, 4.625%, 2025                                                           303,053             293,899
Small Business Administration, 4.86%, 2025                                                            302,329             297,479
Small Business Administration, 5.11%, 2025                                                            242,025             241,488
                                                                                                                     ------------
                                                                                                                     $  2,278,592
                                                                                                                     ------------
U.S. TREASURY OBLIGATIONS - 29.7%
U.S. Treasury Bonds, 6.25%, 2023                                                                 $    177,000        $    203,204
U.S. Treasury Bonds, 6%, 2026                                                                         373,000             421,577
U.S. Treasury Bonds, 6.75%, 2026                                                                    1,341,000           1,643,039
U.S. Treasury Bonds, 5.375%, 2031                                                                   2,276,000           2,426,430
U.S. Treasury Bonds, 4.5%, 2036                                                                     1,154,000           1,088,005
U.S. Treasury Notes, 4.375%, 2007                                                                     682,000             681,388
U.S. Treasury Notes, 6.125%, 2007                                                                   1,235,000           1,239,824
U.S. Treasury Notes, 5.625%, 2008 (f)                                                               5,762,000           5,809,041
U.S. Treasury Notes, 3.125%, 2008                                                                   3,913,000           3,821,134
U.S. Treasury Notes, 3.125%, 2009                                                                   2,229,000           2,165,351
U.S. Treasury Notes, 6.5%, 2010                                                                     3,814,000           4,011,401
U.S. Treasury Notes, 4%, 2010                                                                       2,453,000           2,415,440
U.S. Treasury Notes, 5.125%, 2011                                                                   1,059,000           1,082,413
U.S. Treasury Notes, TIPS, 2%, 2014                                                                 1,162,188           1,150,838
U.S. Treasury Notes, TIPS, 2%, 2014                                                                   214,748             212,668
U.S. Treasury Notes, TIPS, 2.375%, 2017                                                               441,597             448,135
                                                                                                                     ------------
                                                                                                                     $ 28,819,888
                                                                                                                     ------------
UTILITIES - ELECTRIC POWER - 3.2%
Beaver Valley Funding Corp., 9%, 2017                                                            $    206,000        $    234,325
Empresa Nacional de Electricidad S.A., 8.35%, 2013                                                    158,000             179,157
Enersis S.A., 7.375%, 2014                                                                            135,000             146,528
Exelon Generation Co. LLC, 6.95%, 2011                                                                497,000             520,996
FirstEnergy Corp., 6.45%, 2011                                                                        310,000             324,930
MidAmerican Energy Holdings Co., 6.125%, 2036                                                         300,000             299,351
NiSource Finance Corp., 7.875%, 2010                                                                  230,000             249,282
NorthWestern Corp., 5.875%, 2014                                                                        5,000               4,932
NRG Energy, Inc., 7.25%, 2014                                                                         150,000             153,750
Pacific Gas & Electric Co., 5.8%, 2037                                                                150,000             144,614
Progress Energy, Inc., 5.625%, 2016                                                                   361,000             364,076
TXU Energy Co., 7%, 2013                                                                              375,000             389,715
Waterford 3 Funding Corp., 8.09%, 2017                                                                 90,968              93,994
                                                                                                                     ------------
                                                                                                                     $  3,105,650
                                                                                                                     ------------
  TOTAL BONDS                                                                                                        $ 92,942,671
                                                                                                                     ------------
FLOATING RATE LOANS(g)(r) - 0.3%
MEDICAL & HEALTH TECHNOLOGY & SERVICES - 0.3%
HCA, Inc., Term Loan B, 7.6%, 2013                                                               $    285,569        $    287,917
                                                                                                                     ------------
SHORT-TERM OBLIGATIONS - 3.3%
New Center Asset Trust, 5.39%, due 4/02/07 (y)                                                   $  3,172,000        $  3,171,525
                                                                                                                     ------------
  TOTAL INVESTMENTS (k)                                                                                              $ 96,402,113
                                                                                                                     ------------
OTHER ASSETS, LESS LIABILITIES - 0.6%                                                                                     620,721
                                                                                                                     ------------
  NET ASSETS - 100.0%                                                                                                $ 97,022,834
                                                                                                                     ------------

(f) All or a portion of the security has been segregated as collateral for an open futures contract.
(g) The rate shown represents a weighted average coupon rate on settled positions at period end.
(i) Interest only security for which the series receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(k) As of March 31, 2007, the series held securities fair valued in accordance with the policies adopted by the Board of
    Trustees, aggregating $90,433,200 and 93.81% of market value. An independent pricing service provided an evaluated bid for
    93.46% of the market value.
(n) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $5,394,851, representing 5.6% of net assets.
(r) Remaining maturities of floating rate loans may be less than stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. These loans may be subject to restrictions on resale. Floating rate loans generally have rates of interest which are determined periodically by reference to a base lending rate plus a premium.
(y) The rate shown represents an annualized yield at time of purchase.
(z) Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale.
    These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The series holds the following restricted securities:

                                                                        ACQUISITION         ACQUISITION      CURRENT    TOTAL % OF
RESTRICTED SECURITIES                                                      DATE                COST       MARKET VALUE  NET ASSETS
----------------------------------------------------------------------------------------------------------------------------------
ARCap REIT, Inc., 6.1%, 2045                                              12/7/06            $332,516    $  326,168
Bayview Commercial Asset Trust, FRN, 0.84%, 2036                          2/28/06              83,600        82,435
Bayview Commercial Asset Trust, FRN, 0.8788%, 2036                        5/16/06              64,008        62,535
Bayview Commercial Asset Trust, FRN, 1.1688%, 2036                        9/11/06             212,975       211,126
Bayview Commercial Asset Trust, FRN, 1.1396%, 2036                       10/25/06             103,458       114,001
Bayview Financial Revolving Mortgage Loan Trust, FRN, 6.12%, 2040         3/01/06             250,000       249,999
Capital Trust Realty CDO Ltd., 5.16%, 2035                                4/07/06             134,777       138,513
Falcon Franchise Loan LLC, FRN, 3.8266%, 2025                             1/29/03              64,768        48,214
Gazprom International S.A., 6.51%, 2022                                   3/01/07             160,000       162,400
Preferred Term Securities IV Ltd., CDO, FRN, 7.6%, 2031                   9/13/05              24,344        24,001
Preferred Term Securities XIX Ltd., CDO, FRN, 5.7049%, 2035               9/08/05             100,000       100,250
Prudential Securities Secured Financing Corp., FRN, 7.2063%, 2013        12/06/04             138,774       133,035
----------------------------------------------------------------------------------------------------------------------------------
Total Restricted Securities                                                                              $1,652,677         1.7%
                                                                                                         =========================

The following abbreviations are used in this report and are defined:

CDO       Collateralized Debt Obligation
FRN       Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
REIT      Real Estate Investment Trust
TBA       To Be Announced
TIPS      Treasury Inflation Protected Security

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS VARIABLE INSURANCE TRUST - MFS RESEARCH BOND SERIES

SUPPLEMENTAL INFORMATION (UNAUDITED) 3/31/2007

(1) PORTFOLIO SECURITIES

The cost and unrealized appreciation and depreciation in the value of the investments owned by the series, as computed on a federal income tax basis, are as follows:

Aggregate Cost                                                  $ 96,581,229
                                                                ============
Gross unrealized appreciation                                   $    595,634
Gross unrealized depreciation                                       (774,750)
                                                                ------------
      Net unrealized appreciation (depreciation)                $   (179,116)
                                                                ============

The aggregate cost above includes prior fiscal year end tax adjustments.

(2) FINANCIAL INSTRUMENTS

DERIVATIVES

FUTURES CONTRACTS OUTSTANDING AT 3/31/07
                                                                                                 UNREALIZED
                                                                         EXPIRATION             APPRECIATION
DESCRIPTION                        CONTRACTS            VALUE              DATE                (DEPRECIATION)
-------------------------------------------------------------------------------------------------------------
U.S. Treasury Bond (Short)         20                   $ 2,225,000        Jun-07                  $42,117

SWAP AGREEMENTS AT 3/31/07
                                                                                                 UNREALIZED
              NOTIONAL                               CASH FLOWS          CASH FLOWS             APPRECIATION
EXPIRATION     AMOUNT           COUNTERPARTY         TO RECEIVE            TO PAY              (DEPRECIATION)
-------------------------------------------------------------------------------------------------------------
CREDIT DEFAULT SWAPS
3/20/11   USD  128,000          Merrill Lynch          (1)              0.43% (fixed rate)         $  (896)
3/20/17   USD  230,000          JPMorgan         0.49% (fixed rate)           (2)                   (4,795)
3/20/17   USD  230,000          JPMorgan               (3)              0.38% (fixed rate)             691
3/20/17   USD  230,000          Merrill Lynch          (4)              0.37% (fixed rate)             677
3/20/17   USD  220,000          Goldman Sachs    0.52% (fixed rate)           (2)                   (4,083)
3/20/17   USD   75,000          JPMorgan               (5)              0.78% (fixed rate)             830
3/20/17   USD   75,000          JPMorgan               (5)              0.80% (fixed rate)             717
3/20/17   USD   77,000          Merrill Lynch          (5)              0.81% (fixed rate)             647
3/20/17   USD  180,000          Goldman Sachs          (6)              0.40% (fixed rate)          (2,778)
-------------------------------------------------------------------------------------------------------------
                                                                                                   $(8,990)

(1) Series to receive notional amount upon a defined credit default event by the New York Times Co., 4.61%, 9/26/12.
(2) Series to pay notional amount upon a defined credit default event by Burlington Northern Santa Fe Corp., 6.75%, 7/15/11.
(3) Series to receive notional amount upon a defined credit default event by PPG Industries, Inc., 7.05%, 8/15/09.
(4) Series to receive notional amount upon a defined credit default event by Rohm & Haas Co., 7.8%, 7/15/29 .
(5) Series to receive notional amount upon a defined credit default event by Waste Management, Inc., 7.375%, 8/1/10.
(6) Series to receive notional amount upon a defined credit default event by Dover Corp., 6.25%, 6/1/08.

At March 31, 2007, the series had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

MFS(R) Variable Insurance Trust

QUARTERLY PORTFOLIO HOLDINGS 03/31/07

MFS(R) RESEARCH SERIES

[graphic omitted]

                                                       M F S(SM)
                                                       INVESTMENT MANAGEMENT(R)

PORTFOLIO OF INVESTMENTS 3/31/07 (Unaudited)

MFS Variable Insurance Trust - MFS Research Series

ISSUER                                                                                            SHARES/PAR          VALUE ($)

COMMON STOCKS - 99.8%
AEROSPACE - 3.8%
Lockheed Martin Corp.                                                                                  45,580        $  4,422,172
United Technologies Corp.                                                                             102,370           6,654,050
                                                                                                                     ------------
                                                                                                                     $ 11,076,222
                                                                                                                     ------------
ALCOHOLIC BEVERAGES - 0.5%
Diageo PLC                                                                                             77,220        $  1,564,281
                                                                                                                     ------------
APPAREL MANUFACTURERS - 1.5%
Coach, Inc. (a)                                                                                        24,180        $  1,210,209
NIKE, Inc., "B"                                                                                        28,720           3,051,787
                                                                                                                     ------------
                                                                                                                     $  4,261,996
                                                                                                                     ------------
BIOTECHNOLOGY - 4.7%
Amgen, Inc. (a)                                                                                        98,530        $  5,505,856
Genzyme Corp. (a)                                                                                      69,860           4,192,997
Millipore Corp. (a)                                                                                    51,400           3,724,958
                                                                                                                     ------------
                                                                                                                     $ 13,423,811
                                                                                                                     ------------
BROADCASTING - 2.9%
News Corp., "A"                                                                                       120,230        $  2,779,718
Viacom, Inc., "B" (a)                                                                                  39,950           1,642,344
Walt Disney Co.                                                                                        46,760           1,609,947
WPP Group PLC                                                                                         152,420           2,309,358
                                                                                                                     ------------
                                                                                                                     $  8,341,367
                                                                                                                     ------------
BROKERAGE & ASSET MANAGERS - 4.0%
Affiliated Managers Group, Inc. (a)(l)                                                                 17,580        $  1,904,793
Franklin Resources, Inc.                                                                               27,000           3,262,410
Goldman Sachs Group, Inc.                                                                              16,910           3,494,113
Mellon Financial Corp.                                                                                 65,240           2,814,454
                                                                                                                     ------------
                                                                                                                     $ 11,475,770
                                                                                                                     ------------
BUSINESS SERVICES - 1.7%
Cognizant Technology Solutions Corp., "A" (a)                                                          11,990        $  1,058,357
First Data Corp.                                                                                      138,730           3,731,837
                                                                                                                     ------------
                                                                                                                     $  4,790,194
                                                                                                                     ------------
CABLE TV - 1.6%
Comcast Corp., "Special A" (a)                                                                        104,280        $  2,656,011
Time Warner Cable, Inc. (a)                                                                            48,500           1,817,295
                                                                                                                     ------------
                                                                                                                     $  4,473,306
                                                                                                                     ------------
CHEMICALS - 0.7%
Monsanto Co.                                                                                           37,580        $  2,065,397
                                                                                                                     ------------
COMPUTER SOFTWARE - 3.1%
Adobe Systems, Inc. (a)                                                                                96,130        $  4,008,621
Oracle Corp. (a)                                                                                      265,750           4,818,048
                                                                                                                     ------------
                                                                                                                     $  8,826,669
                                                                                                                     ------------
CONSUMER GOODS & SERVICES - 1.5%
Avon Products, Inc.                                                                                    46,700        $  1,740,042
ITT Educational Services, Inc. (a)                                                                     14,730           1,200,348
Monster Worldwide, Inc. (a)                                                                            32,110           1,521,051
                                                                                                                     ------------
                                                                                                                     $  4,461,441
                                                                                                                     ------------
CONTAINERS - 0.7%
Owens-Illinois, Inc. (a)                                                                               83,930        $  2,162,876
                                                                                                                     ------------
ELECTRICAL EQUIPMENT - 4.8%
Danaher Corp.                                                                                          60,600        $  4,329,870
Rockwell Automation, Inc.                                                                              73,270           4,386,675
Tyco International Ltd.                                                                                53,330           1,682,561
W.W. Grainger, Inc.                                                                                    46,190           3,567,716
                                                                                                                     ------------
                                                                                                                     $ 13,966,822
                                                                                                                     ------------
ELECTRONICS - 5.4%
Applied Materials, Inc.                                                                               351,040        $  6,431,053
Intel Corp.                                                                                           217,520           4,161,157
Marvell Technology Group Ltd. (a)                                                                     154,120           2,590,757
SanDisk Corp. (a)                                                                                      54,750           2,398,050
                                                                                                                     ------------
                                                                                                                     $ 15,581,017
                                                                                                                     ------------
ENERGY - INDEPENDENT - 3.7%
Apache Corp.                                                                                           28,300        $  2,000,810
CONSOL Energy, Inc.                                                                                    16,980             664,427
Devon Energy Corp.                                                                                     50,480           3,494,226
EOG Resources, Inc.                                                                                    20,200           1,441,068
Occidental Petroleum Corp.                                                                             32,590           1,607,013
Ultra Petroleum Corp. (a)(l)                                                                           28,170           1,496,672
                                                                                                                     ------------
                                                                                                                     $ 10,704,216
                                                                                                                     ------------
ENERGY - INTEGRATED - 3.7%
Exxon Mobil Corp.                                                                                      46,110        $  3,479,000
Hess Corp.                                                                                             90,650           5,028,356
TOTAL S.A., ADR                                                                                        30,790           2,148,526
                                                                                                                     ------------
                                                                                                                     $ 10,655,882
                                                                                                                     ------------
FOOD & BEVERAGES - 3.0%
General Mills, Inc.                                                                                    25,300        $  1,472,966
Kraft Foods, Inc. (w)                                                                                  19,218             609,403
Nestle S.A                                                                                              5,888           2,293,035
PepsiCo, Inc.                                                                                          68,270           4,339,241
                                                                                                                     ------------
                                                                                                                     $  8,714,645
                                                                                                                     ------------
FOOD & DRUG STORES - 1.0%
CVS Corp.                                                                                              81,730        $  2,790,262
                                                                                                                     ------------
GAMING & LODGING - 1.1%
International Game Technology                                                                          48,910        $  1,974,986
Royal Caribbean Cruises Ltd.                                                                           27,900           1,176,264
                                                                                                                     ------------
                                                                                                                     $  3,151,250
                                                                                                                     ------------
GENERAL MERCHANDISE - 1.8%
Family Dollar Stores, Inc.                                                                             69,090        $  2,046,446
Federated Department Stores, Inc. (l)                                                                  69,620           3,136,381
                                                                                                                     ------------
                                                                                                                     $  5,182,827
                                                                                                                     ------------
HEALTH MAINTENANCE ORGANIZATIONS - 0.5%
WellPoint, Inc. (a)                                                                                    16,200        $  1,313,820
                                                                                                                     ------------
INSURANCE - 6.6%
Aflac, Inc.                                                                                            55,770        $  2,624,536
Chubb Corp.                                                                                            56,450           2,916,772
Genworth Financial, Inc., "A"                                                                         155,510           5,433,519
MetLife, Inc.                                                                                          92,820           5,861,583
Travelers Cos., Inc.                                                                                   43,350           2,244,229
                                                                                                                     ------------
                                                                                                                     $ 19,080,639
                                                                                                                     ------------
INTERNET - 1.3%
Google, Inc., "A" (a)                                                                                   8,210        $  3,761,494
                                                                                                                     ------------
MACHINERY & TOOLS - 0.8%
Deere & Co.                                                                                            20,460        $  2,222,774
                                                                                                                     ------------
MAJOR BANKS - 8.5%
Bank of America Corp.                                                                                 112,820        $  5,756,076
Bank of New York Co., Inc.                                                                            145,120           5,884,616
JPMorgan Chase & Co.                                                                                  144,570           6,994,297
PNC Financial Services Group, Inc.                                                                     28,620           2,059,781
State Street Corp.                                                                                     58,130           3,763,917
                                                                                                                     ------------
                                                                                                                     $ 24,458,687
                                                                                                                     ------------
MEDICAL & HEALTH TECHNOLOGY & SERVICES - 0.5%
DaVita, Inc. (a)                                                                                       27,980        $  1,491,893
                                                                                                                     ------------

MEDICAL EQUIPMENT - 1.3%
Boston Scientific Corp. (a)                                                                           153,130        $  2,226,510
St. Jude Medical, Inc. (a)                                                                             40,710           1,531,103
                                                                                                                     ------------
                                                                                                                     $  3,757,613
                                                                                                                     ------------
METALS & MINING - 1.1%
BHP Billiton PLC                                                                                      137,080        $  3,056,064
                                                                                                                     ------------
NATURAL GAS - PIPELINE - 1.8%
Williams Cos., Inc.                                                                                   180,000        $  5,122,800
                                                                                                                     ------------
NETWORK & TELECOM - 1.6%
Cisco Systems, Inc. (a)                                                                               181,180        $  4,625,525
                                                                                                                     ------------

OIL SERVICES - 2.9%
GlobalSantaFe Corp.                                                                                    44,018        $  2,715,030
Noble Corp.                                                                                            35,300           2,777,404
Schlumberger Ltd.                                                                                      42,780           2,956,098
                                                                                                                     ------------
                                                                                                                     $  8,448,532
                                                                                                                     ------------
OTHER BANKS & DIVERSIFIED FINANCIALS - 1.8%
American Express Co.                                                                                   72,120        $  4,067,568
Countrywide Financial Corp.                                                                            33,640           1,131,650
                                                                                                                     ------------
                                                                                                                     $  5,199,218
                                                                                                                     ------------
PERSONAL COMPUTERS & PERIPHERALS - 1.7%
EMC Corp. (a)                                                                                         259,390        $  3,592,551
Network Appliance, Inc. (a)                                                                            38,600           1,409,672
                                                                                                                     ------------
                                                                                                                     $  5,002,223
                                                                                                                     ------------
PHARMACEUTICALS - 4.3%
Eli Lilly & Co.                                                                                        60,670        $  3,258,586
Endo Pharmaceuticals Holdings, Inc.(a)                                                                 82,910           2,437,554
Roche Holding AG                                                                                        6,220           1,100,477
Wyeth                                                                                                 111,730           5,589,852
                                                                                                                     ------------
                                                                                                                     $ 12,386,469
                                                                                                                     ------------
RAILROAD & SHIPPING - 0.6%
Burlington Northern Santa Fe Corp.                                                                     20,450        $  1,644,794
                                                                                                                     ------------
REAL ESTATE - 0.7%
Equity Residential, REIT                                                                               40,970        $  1,975,983
                                                                                                                     ------------
SPECIALTY CHEMICALS - 1.9%
Air Products & Chemicals, Inc. (l)                                                                     38,480        $  2,845,981
Praxair, Inc.                                                                                          43,250           2,723,020
                                                                                                                     ------------
                                                                                                                     $  5,569,001
                                                                                                                     ------------
SPECIALTY STORES - 2.2%
CarMax, Inc. (a)                                                                                       26,200        $    642,948
Lowe's Cos., Inc.                                                                                      67,820           2,135,652
Nordstrom, Inc.                                                                                        27,600           1,461,144
Staples, Inc.                                                                                          77,170           1,994,073
                                                                                                                     ------------
                                                                                                                     $  6,233,817
                                                                                                                     ------------
TELECOMMUNICATIONS - WIRELESS - 0.5%
Rogers Communications, Inc., "B"                                                                       42,270        $  1,385,415
                                                                                                                     ------------
TELEPHONE SERVICES - 2.4%
AT&T, Inc.                                                                                            101,690        $  4,009,637
Qwest Communications International, Inc. (a)(l)                                                       172,150           1,547,628
TELUS Corp. (non-voting shares)                                                                        29,480           1,473,233
                                                                                                                     ------------
                                                                                                                     $  7,030,498
                                                                                                                     ------------
TOBACCO - 3.3%
Altria Group, Inc. (w)                                                                                142,740        $  9,405,139
                                                                                                                     ------------
TRUCKING - 0.5%
FedEx Corp.                                                                                            13,210        $  1,419,150
                                                                                                                     ------------
UTILITIES - ELECTRIC POWER - 1.8%
DPL, Inc. (l)                                                                                          25,520        $    793,417
FPL Group, Inc.                                                                                        39,240           2,400,311
NRG Energy, Inc. (a)                                                                                   28,670           2,065,387
                                                                                                                     ------------
                                                                                                                     $  5,259,115
                                                                                                                     ------------
  TOTAL COMMON STOCKS                                                                                                $287,520,914
                                                                                                                     ------------
SHORT-TERM OBLIGATIONS - 0.2%
General Electric Capital Corp.,
5.37%, due 4/02/07 (y)                                                                           $    564,000        $    563,916
                                                                                                                     ------------
COLLATERAL FOR SECURITIES LOANED - 2.0%
Navigator Securities Lending Prime
Portfolio, at Net Asset Value                                                                       5,826,706        $  5,826,706
                                                                                                                     ------------
  TOTAL INVESTMENTS(k)                                                                                               $293,911,536
                                                                                                                     ------------
OTHER ASSETS, LESS LIABILITIES - (2.0)%                                                                                (5,731,304)
                                                                                                                     ------------
  NET ASSETS - 100.0%                                                                                                $288,180,232
                                                                                                                     ------------

(a) Non-income producing security.
(k) As of March 31, 2007, the series had one security that was fair valued, aggregating $609,403 and 0.21% of market value, in accordance with the policies adopted by the Board of Trustees.
(l) All or a portion of this security is on loan.
(w) When-issued security. At March 31, 2007, the series had sufficient cash and/or securities at least equal to the value of the when-issued security.
(y) The rate shown represents an annualized yield at time of purchase.

The following abbreviations are used in this report and are defined:

ADR  American Depository Receipt
REIT Real Estate Investment Trust

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS VARIABLE INSURANCE TRUST - MFS RESEARCH SERIES

SUPPLEMENTAL INFORMATION (UNAUDITED) 03/31/2007

(1) PORTFOLIO SECURITIES

The cost and unrealized appreciation and depreciation in the value of the investments owned by the series, as computed on a federal income tax basis, are as follows:

Aggregate Cost                                                    $270,708,657
                                                                  ============
Gross unrealized appreciation                                     $ 30,137,962
Gross unrealized depreciation                                       (6,935,083)
                                                                  ------------
      Net unrealized appreciation (depreciation)                  $ 23,202,879
                                                                  ============

The aggregate cost above includes prior fiscal year end tax adjustments.

(2) SECURITIES LENDING COLLATERAL

At March 31, 2007, the value of securities loaned was $8,875,319. These loans were collateralized by cash of $5,826,706 and U.S. Treasury obligations of $3,217,414.

MFS(R) Variable Insurance Trust

QUARTERLY PORTFOLIO HOLDINGS 03/31/07

MFS(R) INVESTORS TRUST SERIES

[graphic omitted]

                                                       M F S(SM)
                                                       INVESTMENT MANAGEMENT(R)

PORTFOLIO OF INVESTMENTS 3/31/07 (Unaudited)

MFS Variable Insurance Trust - MFS Investors Trust Series

ISSUER                                                                                             SHARES/PAR           VALUE ($)
COMMON STOCKS - 98.8%
AEROSPACE - 4.0%
Lockheed Martin Corp.                                                                                 183,430        $ 17,796,377
United Technologies Corp.                                                                             290,920          18,909,800
                                                                                                                     ------------
                                                                                                                     $ 36,706,177
                                                                                                                     ------------
ALCOHOLIC BEVERAGES - 1.4%
Diageo PLC                                                                                            628,110        $ 12,723,909
                                                                                                                     ------------
APPAREL MANUFACTURERS - 1.4%
NIKE, Inc., "B"                                                                                       118,100        $ 12,549,306
                                                                                                                     ------------
AUTOMOTIVE - 0.6%
Bayerische Motoren Werke AG                                                                            86,090        $  5,078,178
                                                                                                                     ------------
BIOTECHNOLOGY - 3.4%
Amgen, Inc. (a)                                                                                       277,940        $ 15,531,287
Genzyme Corp. (a)                                                                                     151,490           9,092,430
Gilead Sciences, Inc. (a)                                                                              81,230           6,214,095
                                                                                                                     ------------
                                                                                                                     $ 30,837,812
                                                                                                                     ------------
BROADCASTING - 2.6%
News Corp., "A"                                                                                       291,510        $  6,739,711
Viacom, Inc., "B" (a)                                                                                 146,735           6,032,276
Walt Disney Co.                                                                                       324,220          11,162,895
                                                                                                                     ------------
                                                                                                                     $ 23,934,882
                                                                                                                     ------------
BROKERAGE & ASSET MANAGERS - 4.4%
Charles Schwab Corp.                                                                                  373,760        $  6,836,070
Franklin Resources, Inc.                                                                               82,460           9,963,642
Goldman Sachs Group, Inc.                                                                              69,010          14,259,536
Lehman Brothers Holdings, Inc.                                                                        120,190           8,421,713
                                                                                                                     ------------
                                                                                                                     $ 39,480,961
                                                                                                                     ------------
BUSINESS SERVICES - 2.9%
Accenture Ltd., "A"                                                                                   134,290        $  5,175,537
Amdocs Ltd. (a)                                                                                       300,760          10,971,725
First Data Corp.                                                                                      394,460          10,610,974
                                                                                                                     ------------
                                                                                                                     $ 26,758,236
                                                                                                                     ------------
CHEMICALS - 2.8%
3M Co.                                                                                                118,460        $  9,053,898
Monsanto Co.                                                                                          153,390           8,430,314
Rohm & Haas Co.                                                                                       148,950           7,703,694
                                                                                                                     ------------
                                                                                                                     $ 25,187,906
                                                                                                                     ------------
COMPUTER SOFTWARE - 2.8%
Adobe Systems, Inc. (a)                                                                               250,400        $ 10,441,680
Oracle Corp. (a)                                                                                      830,450          15,056,059
                                                                                                                     ------------
                                                                                                                     $ 25,497,739
                                                                                                                     ------------
COMPUTER SOFTWARE - SYSTEMS - 0.3%
Dell, Inc. (a)                                                                                        130,710        $  3,033,779
                                                                                                                     ------------
CONSUMER GOODS & SERVICES - 5.4%
Colgate-Palmolive Co.                                                                                 162,830        $ 10,875,416
Procter & Gamble Co.                                                                                  305,250          19,279,590
Reckitt Benckiser PLC                                                                                 363,720          18,937,190
                                                                                                                     ------------
                                                                                                                     $ 49,092,196
                                                                                                                     ------------
ELECTRICAL EQUIPMENT - 2.4%
Danaher Corp.                                                                                          96,010        $  6,859,915
Rockwell Automation, Inc.                                                                             140,060           8,385,392
Tyco International Ltd.                                                                               221,550           6,989,903
                                                                                                                     ------------
                                                                                                                     $ 22,235,210
                                                                                                                     ------------
ELECTRONICS - 4.3%
Applied Materials, Inc.                                                                               258,070        $  4,727,842
Intel Corp.                                                                                           700,960          13,409,365
Marvell Technology Group Ltd. (a)                                                                     289,030           4,858,594
Samsung Electronics Co. Ltd., GDR                                                                      33,980          10,338,415
SanDisk Corp. (a)                                                                                     135,550           5,937,090
                                                                                                                     ------------
                                                                                                                     $ 39,271,306
                                                                                                                     ------------
ENERGY - INDEPENDENT - 1.2%
EOG Resources, Inc.                                                                                   147,160        $ 10,498,394
                                                                                                                     ------------
ENERGY - INTEGRATED - 5.3%
Exxon Mobil Corp.                                                                                     227,780        $ 17,186,001
Hess Corp.                                                                                            234,720          13,019,918
TOTAL S.A., ADR                                                                                       251,810          17,571,302
                                                                                                                     ------------
                                                                                                                     $ 47,777,221
                                                                                                                     ------------
FOOD & BEVERAGES - 3.9%
Kraft Foods, Inc. (w)                                                                                 139,858        $  4,434,897
Nestle S.A.                                                                                            42,476          16,541,941
PepsiCo, Inc.                                                                                         225,861          14,355,725
                                                                                                                     ------------
                                                                                                                     $ 35,332,563
                                                                                                                     ------------
GAMING & LODGING - 2.0%
Carnival Corp.                                                                                        186,130        $  8,722,052
International Game Technology                                                                         108,910           4,397,786
Ladbrokes PLC                                                                                         630,192           4,991,112
                                                                                                                     ------------
                                                                                                                     $ 18,110,950
                                                                                                                     ------------
GENERAL MERCHANDISE - 2.8%
Federated Department Stores, Inc. (l)                                                                 288,450        $ 12,994,673
Target Corp.                                                                                          205,300          12,166,078
                                                                                                                     ------------
                                                                                                                     $ 25,160,751
                                                                                                                     ------------
INSURANCE - 6.4%
Ace Ltd.                                                                                               64,070        $  3,655,834
American International Group, Inc.                                                                    327,318          22,002,316
Genworth Financial, Inc., "A"                                                                         304,710          10,646,567
MetLife, Inc.                                                                                         226,610          14,310,422
Travelers Cos., Inc.                                                                                  149,750           7,752,558
                                                                                                                     ------------
                                                                                                                     $ 58,367,697
                                                                                                                     ------------
MAJOR BANKS - 8.1%
Bank of America Corp.                                                                                 342,390        $ 17,468,738
Bank of New York Co., Inc.                                                                            335,770          13,615,474
JPMorgan Chase & Co.                                                                                  462,510          22,376,234
State Street Corp.                                                                                    181,600          11,758,600
Wells Fargo & Co.                                                                                     238,050           8,196,062
                                                                                                                     ------------
                                                                                                                     $ 73,415,108
                                                                                                                     ------------
MEDICAL EQUIPMENT - 2.5%
Boston Scientific Corp. (a)                                                                           247,420        $  3,597,487
Medtronic, Inc.                                                                                       262,720          12,889,043
Zimmer Holdings, Inc. (a)(l)                                                                           72,440           6,187,100
                                                                                                                     ------------
                                                                                                                     $ 22,673,630
                                                                                                                     ------------
NETWORK & TELECOM - 2.2%
Cisco Systems, Inc. (a)                                                                               789,872        $ 20,165,432
                                                                                                                     ------------

OIL SERVICES - 3.8%
GlobalSantaFe Corp.                                                                                   196,870        $ 12,142,942
Noble Corp.                                                                                           171,790          13,516,437
Transocean, Inc. (a)                                                                                  111,530           9,112,001
                                                                                                                     ------------
                                                                                                                     $ 34,771,380
                                                                                                                     ------------
OTHER BANKS & DIVERSIFIED FINANCIALS - 2.6%
American Express Co.                                                                                  225,190        $ 12,700,716
SLM Corp.                                                                                             261,760          10,705,984
                                                                                                                     ------------
                                                                                                                     $ 23,406,700
                                                                                                                     ------------
PERSONAL COMPUTERS & PERIPHERALS - 2.2%
EMC Corp. (a)                                                                                       1,443,880        $ 19,997,738
                                                                                                                     ------------
PHARMACEUTICALS - 8.9%
Abbott Laboratories                                                                                   322,920        $ 18,018,936
Eli Lilly & Co.                                                                                       197,430          10,603,965
Johnson & Johnson                                                                                     356,086          21,457,742
Roche Holding AG                                                                                       75,330          13,327,806
Teva Pharmaceutical Industries Ltd., ADR                                                              116,910           4,375,941
Wyeth                                                                                                 256,780          12,846,703
                                                                                                                     ------------
                                                                                                                     $ 80,631,093
                                                                                                                     ------------
SPECIALTY CHEMICALS - 1.2%
Praxair, Inc.                                                                                         171,000        $ 10,766,160
                                                                                                                     ------------
SPECIALTY STORES - 2.1%
Lowe's Cos., Inc.                                                                                     182,520        $  5,747,555
Staples, Inc.                                                                                         506,415          13,085,764
                                                                                                                     ------------
                                                                                                                     $ 18,833,319
                                                                                                                     ------------
TELEPHONE SERVICES - 0.7%
TELUS Corp.                                                                                           130,500        $  6,666,479
                                                                                                                     ------------
TOBACCO - 1.5%
Altria Group, Inc. (w)                                                                                202,100        $ 13,316,369
                                                                                                                     ------------
TRUCKING - 0.6%
FedEx Corp.                                                                                            49,570        $  5,325,305
                                                                                                                     ------------
UTILITIES - ELECTRIC POWER - 2.1%
Entergy Corp.                                                                                          41,720        $  4,377,262
Exelon Corp.                                                                                          128,110           8,802,438
FPL Group, Inc.                                                                                        89,490           5,474,103
                                                                                                                     ------------
                                                                                                                     $ 18,653,803
                                                                                                                     ------------
  TOTAL COMMON STOCKS                                                                                                $896,257,689
                                                                                                                     ------------
SHORT-TERM OBLIGATIONS - 2.3%
General Electric Capital Corp.,
5.37%, due 4/02/07 (y)                                                                           $ 20,847,000        $ 20,843,890
                                                                                                                     ------------
COLLATERAL FOR SECURITIES LOANED - 0.7%
Navigator Securities Lending Prime
Portfolio, at Net Asset Value                                                                       6,096,025        $  6,096,025
                                                                                                                     ------------
  TOTAL INVESTMENTS(k)                                                                                               $923,197,604
                                                                                                                     ------------
OTHER ASSETS, LESS LIABILITIES - (1.8)%                                                                               (16,154,008)
                                                                                                                     ------------
  NET ASSETS - 100.0%                                                                                                $907,043,596
                                                                                                                     ------------

(a) Non-income producing security.
(k) As of March 31, 2007, the series had one security that was fair valued, aggregating $4,434,897 and 0.48% of market value, in accordance with the policies adopted by the Board of Trustees.
(l) All or a portion of this security is on loan.
(w) When-issued security. At March 31, 2007, the series had sufficient cash and/or securities at least equal to the value of the when-issued security.
(y) The rate shown represents an annualized yield at time of purchase.

The following abbreviations are used in this report and are defined:

ADR American Depository Receipt
GDR Global Depository Receipt

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS VARIABLE INSURANCE TRUST - MFS INVESTORS TRUST SERIES

SUPPLEMENTAL INFORMATION (UNAUDITED) 03/31/2007

(1) PORTFOLIO SECURITIES

The cost and unrealized appreciation and depreciation in the value of the investments owned by the series, as computed on a federal income tax basis, are as follows:

Aggregate Cost                                                   $ 811,406,622
                                                                 =============
Gross unrealized appreciation                                    $ 129,778,454
Gross unrealized depreciation                                      (17,987,472)
                                                                 -------------
      Net unrealized appreciation (depreciation)                 $ 111,790,982
                                                                 =============

The aggregate cost above includes prior fiscal year end tax adjustments.

(2) SECURITIES LENDING COLLATERAL

At March 31, 2007, the value of securities loaned was $18,932,550. These loans were collateralized by cash of $6,096,025 and U.S. Treasury obligations of $13,172,272.

MFS(R) Variable Insurance Trust

QUARTERLY PORTFOLIO HOLDINGS 03/31/07

MFS(R) CAPITAL OPPORTUNITIES SERIES

[graphic omitted]

                                                       M F S(SM)
                                                       INVESTMENT MANAGEMENT(R)

PORTFOLIO OF INVESTMENTS March 31, 2007 (Unaudited)
MFS Variable Insurance Trust - MFS Capital Opportunities Series
ISSUER                                                                                        SHARES/PAR             VALUE ($)
COMMON STOCKS - 98.2%
AEROSPACE - 1.5%
United Technologies Corp.                                                                         33,310           $  2,165,149
                                                                                                                   ------------
ALCOHOLIC BEVERAGES - 1.0%
Diageo PLC                                                                                        55,100           $  1,116,185
Grupo Modelo S.A. de C.V., "C"                                                                    56,900                291,236
                                                                                                                   ------------
                                                                                                                   $  1,407,421
                                                                                                                   ------------
APPAREL MANUFACTURERS - 3.3%
LVMH Moet Hennessy Louis Vuitton S.A.                                                             18,060           $  2,003,018
NIKE, Inc., "B"                                                                                   24,670              2,621,434
                                                                                                                   ------------
                                                                                                                   $  4,624,452
                                                                                                                   ------------
AUTOMOTIVE - 1.8%
Bayerische Motoren Werke AG                                                                       43,900           $  2,589,523
                                                                                                                   ------------
BIOTECHNOLOGY - 7.4%
Amgen, Inc. (a)                                                                                   76,280           $  4,262,526
Genzyme Corp. (a)                                                                                 47,481              2,849,810
MedImmune, Inc. (a)                                                                               21,720                790,391
Millipore Corp. (a)                                                                               35,420              2,566,887
                                                                                                                   ------------
                                                                                                                   $ 10,469,614
                                                                                                                   ------------
BROADCASTING - 1.1%
Viacom, Inc., "B" (a)                                                                             36,261           $  1,490,690
                                                                                                                   ------------
BROKERAGE & ASSET MANAGERS - 2.9%
Affiliated Managers Group, Inc. (a)(l)                                                            14,230           $  1,541,821
EFG International                                                                                 19,920                868,795
Franklin Resources, Inc.                                                                          13,570              1,639,663
                                                                                                                   ------------
                                                                                                                   $  4,050,279
                                                                                                                   ------------
BUSINESS SERVICES - 5.9%
Fidelity National Information Services, Inc.                                                      15,700           $    713,722
First Data Corp.                                                                                 139,470              3,751,743
Getty Images, Inc. (a)(l)                                                                         28,550              1,388,387
Global Payments, Inc.                                                                             75,020              2,555,181
                                                                                                                   ------------
                                                                                                                   $  8,409,033
                                                                                                                   ------------
CHEMICALS - 1.5%
Bayer AG                                                                                          33,590           $  2,145,996
                                                                                                                   ------------
COMPUTER SOFTWARE - 2.4%
Oracle Corp. (a)                                                                                 109,133           $  1,978,581
Symantec Corp. (a)                                                                                85,610              1,481,053
                                                                                                                   ------------
                                                                                                                   $  3,459,634
                                                                                                                   ------------
COMPUTER SOFTWARE - SYSTEMS - 1.7%
Dell, Inc. (a)                                                                                   103,920           $  2,411,983
                                                                                                                   ------------
CONSUMER GOODS & SERVICES - 2.3%
eBay, Inc. (a)                                                                                    80,230           $  2,659,625
Kimberly-Clark de Mexico S.A. de C.V., "A"                                                       145,900                657,723
                                                                                                                   ------------
                                                                                                                   $  3,317,348
                                                                                                                   ------------
CONTAINERS - 1.8%
Owens-Illinois, Inc. (a)                                                                          97,000           $  2,499,690
                                                                                                                   ------------
ELECTRICAL EQUIPMENT - 4.2%
Hubbell, Inc., "B"                                                                                22,000           $  1,061,280
Rockwell Automation, Inc.                                                                         11,800                706,466
Tyco International Ltd.                                                                          113,021              3,565,813
WESCO International, Inc. (a)                                                                     10,900                684,302
                                                                                                                   ------------
                                                                                                                   $  6,017,861
                                                                                                                   ------------
ELECTRONICS - 3.0%
Intel Corp.                                                                                      148,000           $  2,831,240
Samsung Electronics Co. Ltd., GDR                                                                  4,593              1,397,420
                                                                                                                   ------------
                                                                                                                   $  4,228,660
                                                                                                                   ------------
ENERGY - INTEGRATED - 4.7%
Exxon Mobil Corp.                                                                                 19,750           $  1,490,138
Hess Corp.                                                                                        45,710              2,535,534
TOTAL S.A., ADR                                                                                   37,400              2,609,772
                                                                                                                   ------------
                                                                                                                   $  6,635,444
                                                                                                                   ------------
FOOD & BEVERAGES - 4.1%
Kraft Foods, Inc.                                                                                  6,504           $    206,242
Nestle S.A.                                                                                       10,783              4,199,354
PepsiCo, Inc.                                                                                     22,700              1,442,812
                                                                                                                   ------------
                                                                                                                   $  5,848,408
                                                                                                                   ------------
FOOD & DRUG STORES - 1.6%
CVS Corp.                                                                                         66,780           $  2,279,869
                                                                                                                   ------------
INSURANCE - 5.7%
Aflac, Inc.                                                                                       43,050           $  2,025,933
Berkshire Hathaway, Inc., "B" (a)                                                                    780              2,839,200
Travelers Cos., Inc.                                                                              61,440              3,180,749
                                                                                                                   ------------
                                                                                                                   $  8,045,882
                                                                                                                   ------------
INTERNET - 1.0%
Yahoo!, Inc. (a)                                                                                  45,930           $  1,437,150
                                                                                                                   ------------
MAJOR BANKS - 3.9%
Bank of America Corp.                                                                             35,176           $  1,794,680
JPMorgan Chase & Co.                                                                              51,420              2,487,700
PNC Financial Services Group, Inc.                                                                17,240              1,240,763
                                                                                                                   ------------
                                                                                                                   $  5,523,143
                                                                                                                   ------------
MEDICAL EQUIPMENT - 4.1%
Advanced Medical Optics, Inc. (a)                                                                 62,970           $  2,342,484
DENTSPLY International, Inc.                                                                      24,500                802,375
Medtronic, Inc.                                                                                   40,960              2,009,498
Ventana Medical Systems, Inc. (a)                                                                 15,870                664,953
                                                                                                                   ------------
                                                                                                                   $  5,819,310
                                                                                                                   ------------
METALS & MINING - 1.6%
BHP Billiton Ltd., ADR (l)                                                                        47,940           $  2,322,693
                                                                                                                   ------------
NETWORK & TELECOM - 4.5%
Cisco Systems, Inc. (a)                                                                           91,560           $  2,337,527
Juniper Networks, Inc. (a)                                                                        81,160              1,597,229
NICE Systems Ltd., ADR (a)                                                                        70,720              2,405,894
                                                                                                                   ------------
                                                                                                                   $  6,340,650
                                                                                                                   ------------
OIL SERVICES - 3.7%
Dresser-Rand Group, Inc. (a)                                                                      30,600           $    932,076
GlobalSantaFe Corp.                                                                               35,275              2,175,762
Noble Corp.                                                                                       27,740              2,182,583
                                                                                                                   ------------
                                                                                                                   $  5,290,421
                                                                                                                   ------------
OTHER BANKS & DIVERSIFIED FINANCIALS - 6.4%
American Express Co.                                                                              38,270           $  2,158,428
Commerce Bancorp, Inc.                                                                            61,210              2,043,190
Investors Financial Services Corp.                                                                34,550              2,009,083
New York Community Bancorp, Inc.                                                                 100,810              1,773,248
SLM Corp.                                                                                         25,670              1,049,903
                                                                                                                   ------------
                                                                                                                   $  9,033,852
                                                                                                                   ------------
PHARMACEUTICALS - 7.1%
Johnson & Johnson                                                                                 65,500           $  3,947,030
Roche Holding AG                                                                                  11,200              1,981,567
Wyeth                                                                                             83,973              4,201,169
                                                                                                                   ------------
                                                                                                                   $ 10,129,766
                                                                                                                   ------------
SPECIALTY CHEMICALS - 1.2%
Praxair, Inc.                                                                                     26,570           $  1,672,847
                                                                                                                   ------------
SPECIALTY STORES - 3.3%
Advance Auto Parts, Inc.                                                                          52,450           $  2,021,948
CarMax, Inc. (a)                                                                                  45,560              1,118,042
PetSmart, Inc.                                                                                    47,070              1,551,427
                                                                                                                   ------------
                                                                                                                   $  4,691,417
                                                                                                                   ------------
TOBACCO - 1.4%
Altria Group, Inc.                                                                                29,630           $  1,952,321
                                                                                                                   ------------
TRUCKING - 1.0%
United Parcel Service, Inc., "B"                                                                  20,200           $  1,416,020
                                                                                                                   ------------
UTILITIES - ELECTRIC POWER - 1.1%
NRG Energy, Inc. (a)                                                                              20,870           $  1,503,475
                                                                                                                   ------------
    TOTAL COMMON STOCKS                                                                                            $139,230,001
                                                                                                                   ------------
SHORT-TERM OBLIGATIONS - 1.7%
General Electric Capital Corp., 5.37%, due 4/02/07 (y)                                        $2,413,000           $  2,412,640
                                                                                                                   ------------
COLLATERAL FOR SECURITIES LOANED - 3.0%
Navigator Securities Lending Prime Portfolio, at Net Asset Value                               4,323,799           $  4,323,799
                                                                                                                   ------------
    TOTAL INVESTMENTS                                                                                              $145,966,440
                                                                                                                   ------------
OTHER ASSETS, LESS LIABILITIES - (2.9)%                                                                              (4,162,823)
                                                                                                                   ------------
    NET ASSETS - 100.0%                                                                                            $141,803,617
                                                                                                                   ------------

(a) Non-income producing security.
(k) As of March 31, 2007, the series had one security that was fair valued, aggregating $206,242 and 0.14% of market value, in accordance with the policies adopted by the Board of Trustees.
(l) All or a portion of this security is on loan.
(y) The rate shown represents an annualized yield at time of purchase.

The following abbreviations are used in this report and are defined:

ADR      American Depository Receipt
GDR      Global Depository Receipt

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS VARIABLE INSURANCE TRUST - MFS CAPITAL OPPORTUNITIES SERIES

SUPPLEMENTAL INFORMATION (UNAUDITED) 03/31/2007

(1) PORTFOLIO SECURITIES

The cost and unrealized appreciation and depreciation in the value of the investments owned by the series, as computed on a federal income tax basis, are as follows:

Aggregate Cost                                                    $137,247,331
                                                                  ============
Gross unrealized appreciation                                     $ 14,468,464
Gross unrealized depreciation                                       (5,749,355)
                                                                  ------------
      Net unrealized appreciation (depreciation)                  $  8,719,109
                                                                  ============

The aggregate cost above includes prior fiscal year end tax adjustments.

MFS(R) Variable Insurance Trust

QUARTERLY PORTFOLIO HOLDINGS 03/31/07

MFS(R) UTILITIES SERIES

[graphic omitted]

                                                       M F S(SM)
                                                       INVESTMENT MANAGEMENT(R)

PORTFOLIO OF INVESTMENTS March 31, 2007 (Unaudited)

MFS Variable Insurance Trust - MFS Utilities Series

ISSUER                                                                                             SHARES/PAR           VALUE ($)
COMMON STOCKS - 92.4%
BROADCASTING - 3.0%
Citadel Broadcasting Corp.                                                                         702,400         $    6,679,824
Grupo Televisa S.A., ADR                                                                           608,800             18,142,240
News Corp., "A" (l)                                                                                749,200             17,321,504
R.H. Donnelley Corp. (l)                                                                            66,700              4,728,363
Viacom, Inc., "B" (a)                                                                              288,210             11,848,313
                                                                                                                   --------------
                                                                                                                   $   58,720,244
                                                                                                                   --------------
CABLE TV - 3.1%
Cablevision Systems Corp., "A"                                                                      94,700         $    2,881,721
Comcast Corp., "Special A" (a)                                                                     679,250             17,300,498
Net Servicos de Comuicacao S.A., IPS (a)                                                           728,100              9,854,091
Time Warner Cable, Inc. (a)(l)                                                                     817,700             30,639,219
                                                                                                                   --------------
                                                                                                                   $   60,675,529
                                                                                                                   --------------
ENERGY - INDEPENDENT - 2.9%
Apache Corp.                                                                                       134,500         $    9,509,150
Devon Energy Corp.                                                                                  98,700              6,832,014
Occidental Petroleum Corp.                                                                          57,700              2,845,187
Talisman Energy, Inc.                                                                            1,048,600             18,425,530
Ultra Petroleum Corp. (a)(l)                                                                       201,500             10,705,695
Venoco, Inc. (a)                                                                                   468,070              8,359,730
                                                                                                                   --------------
                                                                                                                   $   56,677,306
                                                                                                                   --------------
ENERGY - INTEGRATED - 0.9%
OAO Gazprom, ADR                                                                                   114,200         $    4,784,980
TOTAL S.A.                                                                                         181,700             12,727,063
                                                                                                                   --------------
                                                                                                                   $   17,512,043
                                                                                                                   --------------
INTERNET - 0.1%
Iliad S.A.                                                                                           9,300         $      960,042
                                                                                                                   --------------
NATURAL GAS - DISTRIBUTION - 5.7%
AGL Resources, Inc.                                                                                444,910         $   19,006,555
Equitable Resources, Inc. (l)                                                                    1,010,500             48,827,360
Gaz de France                                                                                      236,200             10,958,156
Questar Corp. (l)                                                                                  150,470             13,423,429
Spectra Energy Corp. (l)                                                                           694,900             18,255,023
                                                                                                                   --------------
                                                                                                                   $  110,470,523
                                                                                                                   --------------
NATURAL GAS - PIPELINE - 5.9%
El Paso Corp. (l)                                                                                  997,300         $   14,430,931
Enagas S.A.                                                                                      1,501,500             38,780,160
Williams Cos., Inc.                                                                              2,139,765             60,897,712
                                                                                                                   --------------
                                                                                                                   $  114,108,803
                                                                                                                   --------------
OIL SERVICES - 2.9%
GlobalSantaFe Corp.                                                                                511,700         $   31,561,656
Noble Corp. (l)                                                                                    244,000             19,197,920
Schlumberger Ltd.                                                                                   85,400              5,901,140
                                                                                                                   --------------
                                                                                                                   $   56,660,716
                                                                                                                   --------------
TELECOMMUNICATIONS - WIRELESS - 7.2%
America Movil S.A. de C.V., "L", ADR                                                               493,200         $   23,570,028
Cellcom Israel Ltd. (a)                                                                          1,441,410             26,291,318
Dobson Communications Corp. (a)                                                                  1,836,970             15,779,572
Hutchison Telecommunications
International Ltd.                                                                               3,256,000              6,638,763
Leap Wireless International, Inc. (a)(l)                                                            28,300              1,867,234
Mobile TeleSystems OJSC, ADR                                                                        17,000                951,320
Rogers Communications, Inc., "B"                                                                   506,700         $   16,607,279
Tim Participacoes S.A., ADR                                                                        402,200             13,063,456
Turkcell Iletisim Hizmetleri A.S.                                                                  349,400              1,782,141
Turkcell Iletisim Hizmetleri A.S., ADR (l)                                                         764,700             10,132,275
Vodafone Group PLC                                                                               8,641,500             23,040,236
                                                                                                                   --------------
                                                                                                                   $  139,723,622
                                                                                                                   --------------
TELEPHONE SERVICES - 17.8%
ALLTEL Corp.                                                                                       103,600         $    6,423,200
American Tower Corp., "A" (a)(l)                                                                    24,100                938,695
AT&T, Inc.                                                                                       1,495,600             58,971,508
Citizens Communications Co. (l)                                                                    447,400              6,688,630
Embarq Corp. (l)                                                                                   409,800             23,092,230
Fairpoint Communications, Inc. (l)                                                                 135,400              2,601,034
France Telecom S.A.                                                                                280,970              7,418,129
Hellenic Telecommunications Organization S.A.                                                      280,100              7,660,742
Neuf Cegetel                                                                                       118,020              4,414,652
Orascom Telecom Holding (S.A.E), GDR                                                               260,100             17,686,800
Pakistan Telecommunication Co. Ltd.                                                                965,500                753,390
Qwest Communications International, Inc. (a)(l)                                                  3,622,000             32,561,780
Royal KPN N.V.                                                                                     240,800              3,749,582
Singapore Telecommunications Ltd.                                                                4,470,000              9,662,954
Telecom Argentina S.A., ADR (a)                                                                    409,000              8,728,060
Telecom Egypt, GDR                                                                                  76,650              1,073,100
Telefonica S.A.                                                                                  1,223,300             26,955,333
Telekom Austria AG                                                                                 515,200             12,872,931
Telenor A.S.A.                                                                                   1,462,700             25,986,445
TELUS Corp. (non-voting shares)                                                                    763,160             38,138,143
Verizon Communications, Inc.                                                                       758,400             28,758,528
Windstream Corp. (l)                                                                             1,473,708             21,648,771
                                                                                                                   --------------
                                                                                                                   $  346,784,637
                                                                                                                   --------------
UTILITIES - ELECTRIC POWER - 42.9%
AES Corp. (a)(l)                                                                                   548,500         $   11,803,720
AES Tiete S.A., IPS                                                                            429,797,900             13,561,584
American Electric Power Co., Inc.                                                                  989,000             48,213,750
CEZ AS                                                                                             590,400             26,489,565
CMS Energy Corp.                                                                                 1,999,000             35,582,200
Constellation Energy Group, Inc. (l)                                                               604,050             52,522,148
Covanta Holding Corp. (a)                                                                          521,370             11,563,987
Dominion Resources, Inc.                                                                           266,500             23,657,205
DPL, Inc. (l)                                                                                      742,800             23,093,652
DTE Energy Co. (l)                                                                                 160,100              7,668,790
Dynegy Holdings, Inc. (a)                                                                        1,391,542             12,885,679
E.ON AG                                                                                            358,500             48,728,090
Edison International (l)                                                                           739,000             36,307,070
Eletropaulo Metropolitana S.A., IPS (a)                                                        377,370,000             17,586,175
Enersis S.A., ADR                                                                                1,142,400             18,609,696
Entergy Corp.                                                                                      110,860             11,631,431
Entergy Corp. (l)                                                                                  795,020             51,668,350
Exelon Corp.                                                                                       206,300             14,174,873
FirstEnergy Corp. (l)                                                                              258,600             17,129,664
FPL Group, Inc. (l)                                                                                654,000             40,005,180
Iberdrola S.A.                                                                                     444,300             20,998,325
International Power PLC                                                                          2,352,400             18,353,245
Mirant Corp. (a)                                                                                   977,400             39,545,604
NRG Energy, Inc. (a)(l)                                                                          1,228,200             88,479,528
Pepco Holdings, Inc.                                                                               333,900              9,689,778
Portland General Electric Co. (l)                                                                   23,600                689,120
Public Service Enterprise Group, Inc. (l)                                                          655,200             54,407,808
RAO Unified Energy System of Russia, GDR                                                            39,400              5,368,250
Red Electrica de Espana                                                                            592,500             27,907,543
RWE AG                                                                                             276,900             29,283,372
Scottish Power PLC                                                                                 418,700              6,591,002
TXU Corp.                                                                                           29,400              1,884,540
Veolia Environment                                                                                 101,260              7,526,775
                                                                                                                   $  833,607,699
                                                                                                                   --------------
  TOTAL COMMON STOCKS                                                                                              $1,795,901,164
                                                                                                                   --------------
BONDS - 1.1%
ASSET BACKED & SECURITIZED - 0.0%
Falcon Franchise Loan LLC, FRN, 3.141%, 2023 (i)(n)                                           $    540,139         $       57,676
                                                                                                                   --------------
TELEPHONE SERVICES - 0.5%
Embarq Corp., 7.082%, 2016                                                                    $  9,000,000         $    9,175,905
UTILITIES - ELECTRIC POWER - 0.6%
Beaver Valley Funding Corp., 9%, 2017                                                         $    737,000         $      838,338
Mirant North American LLC, 7.375%, 2013                                                          5,700,000              5,842,500
TXU Eastern Funding Co., 6.75%, 2009 (d)                                                            16,000                    960
TXU Energy Co., 7%, 2013                                                                         4,555,000              4,733,738
                                                                                                                   --------------
                                                                                                                   $   11,415,536
                                                                                                                   --------------
  TOTAL BONDS                                                                                                      $   20,649,117
                                                                                                                   --------------
CONVERTIBLE PREFERRED STOCKS - 2.4%
NATURAL GAS - PIPELINE - 0.5%
El Paso Corp., 4.99% (n)                                                                             7,600         $    9,635,850
                                                                                                                   --------------
UTILITIES - ELECTRIC POWER - 1.9%
NRG Energy, Inc., 5.75%                                                                             89,800         $   29,189,490
PNM Resources, Inc., 6.75%                                                                         151,200              8,161,776
                                                                                                                   --------------
                                                                                                                   $   37,351,266
                                                                                                                   --------------
  TOTAL CONVERTIBLE PREFERRED STOCKS                                                                               $   46,987,116
                                                                                                                   --------------
CONVERTIBLE BONDS - 0.2%
OIL SERVICES - 0.1%
Transocean, Inc., 1.5%, 2021                                                                  $  2,020,000         $    2,363,400
                                                                                                                   --------------
UTILITIES - ELECTRIC POWER - 0.1%
Covanta Holding Corp., 1%, 2027                                                               $  1,325,000         $    1,301,813
                                                                                                                   --------------
  TOTAL CONVERTIBLE BONDS                                                                                          $    3,665,213
                                                                                                                   --------------
SHORT-TERM OBLIGATIONS - 3.6%
General Electric Capital Corp., 5.37%, due 4/02/07 (y)                                        $ 69,766,000         $   69,755,593

COLLATERAL FOR SECURITIES LOANED - 6.0%
Navigator Securities Lending Prime
Portfolio, at Net Asset Value                                                                  117,482,462         $  117,482,462
                                                                                                                   --------------
  TOTAL INVESTMENTS(k)                                                                                             $2,054,440,665
                                                                                                                   --------------
OTHER ASSETS, LESS LIABILITIES - (5.7)%                                                                              (110,025,880)
                                                                                                                   --------------
  NET ASSETS - 100.0%                                                                                              $1,944,414,785
                                                                                                                   --------------

(a) Non-income producing security.
(d) Non-income producing security - in default.
(i) Interest only security for which the series receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(k) As of March 31, 2007, the series held securities fair valued in accordance with the policies adopted by the Board of Trustees, aggregating $33,892,504 and 1.65% of market value. All of these security values were provided by an independent pricing service using an evaluated bid.
(l) All or a portion of this security is on loan.
(n) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $9,693,526, representing 0.5% of net assets.
(y) The rate shown represents an annualized yield at time of purchase.

The following abbreviations are used in this report and are defined:
ADR      American Depository Receipt
FRN      Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
GDR      Global Depository Receipt
IPS      International Preference Stock

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
EUR      Euro
GBP      British Pound

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS VARIABLE INSURANCE TRUST - MFS UTILITIES SERIES

SUPPLEMENTAL INFORMATION (UNAUDITED) 03/31/2007

(1) PORTFOLIO SECURITIES

The cost and unrealized appreciation and depreciation in the value of the investments owned by the series, as computed on a federal income tax basis, are as follows:

Aggregate Cost                                                 $1,699,975,354
                                                               ==============
Gross unrealized appreciation                                  $  361,129,347
Gross unrealized depreciation                                      (6,664,036)
                                                               --------------
Net unrealized appreciation (depreciation)                     $  354,465,311
                                                               ==============

The aggregate cost above includes prior fiscal year end tax adjustments.

(2) FINANCIAL INSTRUMENTS

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS AT 03/31/07

Appreciation and Depreciation in the table below are reported by currency.

                                                                                                 NET UNREALIZED
                   CONTRACTS TO            SETTLEMENT                              CONTRACTS      APPRECIATION
CURRENCY   TYPE   DELIVER/RECEIVE          DATE RANGE         IN EXCHANGE FOR       AT VALUE     (DEPRECIATION)
---------------------------------------------------------------------------------------------------------------
APPRECIATION
EUR       Buy        2,049,762         04/23/07-06/20/07         2,732,376          2,741,551       $   9,175
GBP       Buy        1,787,484             04/23/07              3,461,433          3,517,063          55,630
GBP       Sell         348,136             04/23/07                685,350            684,994             356
                                                                                                    ---------
                                                                                                    $  65,161
                                                                                                    =========

DEPRECIATION
EUR       Buy        2,767,119         06/18/07-06/20/07         3,709,282          3,707,031       $  (2,251)
EUR       Sell     109,241,638         05/23/07-06/20/07       145,856,159        146,341,836        (485,677)
GBP       Buy          197,486             04/23/07                388,979            388,575            (404)
GBP       Sell      14,285,223             04/23/07             27,934,237         28,107,681        (173,444)
                                                                                                    ---------
                                                                                                    $(661,776)
                                                                                                    =========

At March 31, 2007, forward foreign currency purchases and sales under master netting agreements excluded above amounted to a net payable $23,430 with Goldman Sachs & Co.

At March 31, 2007, the series had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

(3) COUNTRY WEIGHTINGS

Country weighting percentages of portfolio holdings based on total net assets as of March 31, 2007, are as follows:

-----------------------------
United States           63.1%
-----------------------------
Spain                    5.9%
-----------------------------
Germany                  4.0%
-----------------------------
Canada                   3.8%
-----------------------------
Brazil                   2.8%
-----------------------------
United Kingdom           2.5%
-----------------------------
France                   2.3%
-----------------------------
Mexico                   2.2%
-----------------------------
Czech Republic           1.4%
-----------------------------
Other Countries         12.0%
-----------------------------

The country weighting percentages include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.

MFS(R) Variable Insurance Trust

QUARTERLY PORTFOLIO HOLDINGS 03/31/07

MFS(R) EMERGING GROWTH SERIES

[graphic omitted]

                                                       M F S(SM)
                                                       INVESTMENT MANAGEMENT(R)

PORTFOLIO OF INVESTMENTS March 31, 2007 (Unaudited)

MFS Variable Insurance Trust - MFS Emerging Growth Series
ISSUER                                                                                         SHARES/PAR            VALUE ($)
COMMON STOCKS - 97.3%

AEROSPACE - 3.5%
Embraer-Empresa Brasileira de Aeronautica S.A., ADR                                                51,950          $  2,382,427
Lockheed Martin Corp.                                                                             103,430            10,034,779
Precision Castparts Corp.                                                                          46,710             4,860,176
United Technologies Corp.                                                                         106,300             6,909,500
                                                                                                                   ------------
                                                                                                                   $ 24,186,882
                                                                                                                   ------------
APPAREL MANUFACTURERS - 2.7%
Coach, Inc. (a)                                                                                   107,880          $  5,399,394
LVMH Moet Hennessy Louis Vuitton S.A. (l)                                                          27,100             3,005,638
NIKE, Inc., "B"                                                                                    57,760             6,137,578
Quiksilver, Inc. (a)(l)                                                                           120,610             1,399,076
Under Armour, Inc. (a)(l)                                                                          49,070             2,517,291
                                                                                                                   ------------
                                                                                                                   $ 18,458,977
                                                                                                                   ------------
AUTOMOTIVE - 1.4%
Harman International Industries, Inc. (l)                                                         100,770          $  9,681,982
                                                                                                                   ------------
BIOTECHNOLOGY - 5.6%
Actelion Ltd. (a)                                                                                  10,030          $  2,337,885
Amgen, Inc. (a)                                                                                   107,130             5,986,424
Celgene Corp. (a)(l)                                                                               92,320             4,843,107
Genentech, Inc. (a)                                                                                60,990             5,008,499
Genzyme Corp. (a)                                                                                 133,600             8,018,672
Gilead Sciences, Inc. (a)                                                                          32,830             2,511,495
Millipore Corp. (a)(l)                                                                            129,840             9,409,505
                                                                                                                   ------------
                                                                                                                   $ 38,115,587
                                                                                                                   ------------
BROADCASTING - 2.4%
Grupo Televisa S.A., ADR                                                                          121,100          $  3,608,780
News Corp., "A"                                                                                   539,640            12,476,477
                                                                                                                   ------------
                                                                                                                   $ 16,085,257
                                                                                                                   ------------
BROKERAGE & ASSET MANAGERS - 4.8%
Affiliated Managers Group, Inc. (a)(l)                                                             22,230          $  2,408,621
Charles Schwab Corp.                                                                              398,430             7,287,285
Chicago Mercantile Exchange
Holdings, Inc., "A" (l)                                                                             8,870             4,722,920
Deutsche Boerse AG (l)                                                                             18,800             4,305,759
EFG International                                                                                  50,660             2,209,496
Evercore Partners, Inc. (l)                                                                        19,190               598,536
GFI Group, Inc. (a)                                                                                15,500             1,053,535
Goldman Sachs Group, Inc.                                                                          24,590             5,081,032
Greenhill & Co., Inc. (l)                                                                          26,690             1,638,499
Lazard Ltd. (l)                                                                                    69,980             3,511,596
                                                                                                                   ------------
                                                                                                                   $ 32,817,279
                                                                                                                   ------------
BUSINESS SERVICES - 6.2%
Amdocs Ltd. (a)                                                                                   250,750          $  9,147,360
Cognizant Technology Solutions Corp., "A" (a)                                                      83,660             7,384,668
Corporate Executive Board Co. (l)                                                                  63,070             4,790,797
Equinix, Inc. (a)(l)                                                                               15,980             1,368,367
Fidelity National Information Services, Inc.                                                       62,180             2,826,703
First Data Corp.                                                                                  348,700             9,380,030
Global Payments, Inc.                                                                             102,320             3,485,019
Western Union Co.                                                                                 163,080             3,579,606
                                                                                                                   ------------
                                                                                                                   $ 41,962,550
                                                                                                                   ------------
CABLE TV - 0.3%
Comcast Corp., "A" (a)                                                                             67,000          $  1,738,650
                                                                                                                   ------------
CHEMICALS - 1.3%
Monsanto Co.                                                                                      163,410          $  8,981,014
                                                                                                                   ------------
COMPUTER SOFTWARE - 3.6%
Adobe Systems, Inc. (a)                                                                           407,610          $ 16,997,337
Oracle Corp. (a)                                                                                  188,380             3,415,329
Synopsys, Inc. (a)(l)                                                                              80,940             2,123,056
TIBCO Software, Inc. (a)(l)                                                                       227,230             1,936,000
                                                                                                                   ------------
                                                                                                                   $ 24,471,722
                                                                                                                   ------------
COMPUTER SOFTWARE - SYSTEMS - 1.1%
Apple Computer, Inc. (a)                                                                           78,650          $  7,307,372
                                                                                                                   ------------
CONSUMER GOODS & SERVICES - 3.2%
eBay, Inc. (a)                                                                                    211,890          $  7,024,153
ITT Educational Services, Inc. (a)                                                                 78,650             6,409,189
New Oriental Education & Technology Group, ADR (a)(l)                                              60,180             2,439,095
Sotheby's (l)                                                                                      94,950             4,223,376
Strayer Education, Inc. (l)                                                                        15,530             1,941,250
                                                                                                                   ------------
                                                                                                                   $ 22,037,063
                                                                                                                   ------------
ELECTRICAL EQUIPMENT - 1.8%
Rockwell Automation, Inc.                                                                         176,100          $ 10,543,107
WESCO International, Inc. (a)                                                                      31,890             2,002,054
                                                                                                                   ------------
                                                                                                                   $ 12,545,161
                                                                                                                   ------------
ELECTRONICS - 7.0%
Applied Materials, Inc.                                                                           466,460          $  8,545,547
ARM Holdings PLC (l)                                                                              592,180             1,561,410
ASML Holding N.V. (a)(l)                                                                           70,880             1,754,280
Intel Corp.                                                                                       539,770            10,325,800
Intersil Corp., "A" (l)                                                                           171,220             4,535,618
Marvell Technology Group Ltd. (a)                                                                 433,780             7,291,842
Nintendo Co. Ltd. (l)                                                                               7,000             2,031,102
Samsung Electronics Co. Ltd., GDR                                                                  11,304             3,439,242
SanDisk Corp. (a)                                                                                 183,890             8,054,382
                                                                                                                   ------------
                                                                                                                   $ 47,539,223
                                                                                                                   ------------
ENERGY - INDEPENDENT - 0.6%
Ultra Petroleum Corp. (a)                                                                          32,000          $  1,700,160
XTO Energy, Inc.                                                                                   42,970             2,355,186
                                                                                                                   ------------
                                                                                                                   $  4,055,346
                                                                                                                   ------------
ENERGY - INTEGRATED - 0.4%
Hess Corp.                                                                                         45,030          $  2,497,814
                                                                                                                   ------------
ENGINEERING - CONSTRUCTION - 0.1%
Quanta Services, Inc. (a)                                                                          40,500          $  1,021,410
                                                                                                                   ------------
FOOD & BEVERAGES - 3.0%
Kraft Foods, Inc. (w)                                                                              44,594          $  1,414,076
Nestle S.A.                                                                                        27,264            10,617,749
PepsiCo, Inc.                                                                                     134,470             8,546,913
                                                                                                                   ------------
                                                                                                                   $ 20,578,738
                                                                                                                   ------------
GAMING & LODGING - 1.8%
International Game Technology                                                                     166,850          $  6,737,403
Penn National Gaming, Inc. (a)                                                                     85,620             3,632,000
Royal Caribbean Cruises Ltd.                                                                       43,770             1,845,343
                                                                                                                   ------------
                                                                                                                   $ 12,214,746
                                                                                                                   ------------
GENERAL MERCHANDISE - 1.5%
Costco Wholesale Corp. (l)                                                                         65,710          $  3,537,826
Family Dollar Stores, Inc.                                                                        231,820             6,866,508
                                                                                                                   ------------
                                                                                                                   $ 10,404,334
                                                                                                                   ------------
HEALTH MAINTENANCE ORGANIZATIONS - 1.3%
UnitedHealth Group, Inc.                                                                          161,440          $  8,551,477
                                                                                                                   ------------
INSURANCE - 0.3%
Aflac, Inc.                                                                                        37,450          $  1,762,397
                                                                                                                   ------------
INTERNET - 2.9%
Baidu.com, Inc., ADR (a)(l)                                                                        35,980          $  3,473,869
CNET Networks, Inc. (a)(l)                                                                        208,450             1,815,600
Google, Inc., "A" (a)                                                                              29,790            13,648,586
Tencent Holdings Ltd.                                                                             262,000               849,871
                                                                                                                   ------------
                                                                                                                   $ 19,787,926
                                                                                                                   ------------
LEISURE & TOYS - 2.0%
Electronic Arts, Inc. (a)                                                                         151,190          $  7,613,928
Scientific Games Corp. (a)(l)                                                                      35,520             1,166,122
THQ, Inc. (a)(l)                                                                                   71,700             2,451,423
Ubisoft Entertainment S.A. (a)(l)                                                                  55,913             2,729,153
                                                                                                                   ------------
                                                                                                                   $ 13,960,626
                                                                                                                   ------------
MACHINERY & TOOLS - 0.8%
Deere & Co.                                                                                        51,710          $  5,617,774
                                                                                                                   ------------
MAJOR BANKS - 1.9%
Bank of New York Co., Inc.                                                                        149,800          $  6,074,390
State Street Corp.                                                                                106,830             6,917,242
                                                                                                                   ------------
                                                                                                                   $ 12,991,632
                                                                                                                   ------------
MEDICAL & HEALTH TECHNOLOGY & SERVICES - 0.4%
IDEXX Laboratories, Inc. (a)                                                                       27,660          $  2,423,846
                                                                                                                   ------------
MEDICAL EQUIPMENT - 6.6%
Advanced Medical Optics, Inc. (a)                                                                 258,380          $  9,611,736
Cooper Cos., Inc. (l)                                                                              22,060             1,072,557
Cytyc Corp. (a)(l)                                                                                380,100            13,003,221
Medtronic, Inc.                                                                                   133,710             6,559,813
ResMed, Inc. (a)(l)                                                                                32,750             1,649,618
St. Jude Medical, Inc. (a)                                                                        244,990             9,214,074
Thoratec Corp. (a)                                                                                119,830             2,504,447
Ventana Medical Systems, Inc. (a)(l)                                                               41,130             1,723,347
                                                                                                                   ------------
                                                                                                                   $ 45,338,813
                                                                                                                   ------------
METALS & MINING - 0.2%
Cameco Corp.                                                                                       25,240          $  1,033,325
                                                                                                                   ------------
NETWORK & TELECOM - 5.9%
Cisco Systems, Inc. (a)                                                                           557,480          $ 14,232,464
Digital Multimedia Technologies S.p.A. (a)                                                          9,680               934,634
Juniper Networks, Inc. (a)                                                                        418,406             8,234,230
NICE Systems Ltd., ADR (a)                                                                        225,650             7,676,613
Nokia Corp., ADR                                                                                  108,780             2,493,237
QUALCOMM, Inc.                                                                                    112,930             4,817,594
Research In Motion Ltd. (a)                                                                        13,780             1,880,832
                                                                                                                   ------------
                                                                                                                   $ 40,269,604
                                                                                                                   ------------
OIL SERVICES - 2.8%
GlobalSantaFe Corp.                                                                               153,500          $  9,467,880
National Oilwell Varco, Inc. (a)                                                                   48,640             3,783,706
Noble Corp.                                                                                        77,350             6,085,898
                                                                                                                   ------------
                                                                                                                   $ 19,337,484
                                                                                                                   ------------
OTHER BANKS & DIVERSIFIED FINANCIALS - 2.7%
American Express Co.                                                                              150,990          $  8,515,836
Moody's Corp.                                                                                      21,240             1,318,154
UBS AG                                                                                            142,970             8,496,707
                                                                                                                   ------------
                                                                                                                   $ 18,330,697
                                                                                                                   ------------
PERSONAL COMPUTERS & PERIPHERALS - 0.7%
EMC Corp. (a)                                                                                     222,380          $  3,079,963
Network Appliance, Inc. (a)                                                                        48,310             1,764,281
                                                                                                                   ------------
                                                                                                                   $  4,844,244
                                                                                                                   ------------
PHARMACEUTICALS - 4.2%
Allergan, Inc.                                                                                     62,490          $  6,925,142
Elan Corp. PLC, ADR (a)                                                                           201,650             2,679,929
GlaxoSmithKline PLC                                                                               257,410             7,075,878
Roche Holding AG (l)                                                                               66,130            11,700,091
                                                                                                                   ------------
                                                                                                                   $ 28,381,040
                                                                                                                   ------------
PRINTING & PUBLISHING - 0.2%
Playboy Enterprises, Inc.,"B" (a)(l)                                                              119,120          $  1,225,745
                                                                                                                   ------------
RESTAURANTS - 0.7%
Chipotle Mexican Grill, Inc., "B" (a)(l)                                                           35,870          $  2,058,938
Red Robin Gourmet Burgers, Inc. (a)                                                                36,050             1,399,461
Texas Roadhouse, Inc., "A" (a)                                                                     92,080             1,312,140
                                                                                                                   ------------
                                                                                                                   $  4,770,539
                                                                                                                   ------------
SPECIALTY STORES - 4.8%
CarMax, Inc. (a)                                                                                   66,760          $  1,638,290
Dick's Sporting Goods, Inc. (a)                                                                    47,420             2,762,689
GameStop Corp., "A" (a)(l)                                                                        104,720             3,410,730
Lowe's Cos., Inc.                                                                                 269,520             8,487,185
Nordstrom, Inc.                                                                                    33,200             1,757,608
Staples, Inc.                                                                                     277,610             7,173,442
Submarino S.A.                                                                                     40,710             1,371,492
Urban Outfitters, Inc. (a)                                                                        128,060             3,394,871
Williams-Sonoma, Inc. (l)                                                                          83,510             2,961,265
                                                                                                                   ------------
                                                                                                                   $ 32,957,572
                                                                                                                   ------------
TELECOMMUNICATIONS - WIRELESS - 1.8%
America Movil S.A. de C.V., "L", ADR                                                              197,550          $  9,440,915
Rogers Communications, Inc., "B"                                                                   86,120             2,822,615
                                                                                                                   ------------
                                                                                                                   $ 12,263,530
                                                                                                                   ------------
TELEPHONE SERVICES - 4.0%
American Tower Corp., "A" (a)(l)                                                                  276,883          $ 10,784,593
AT&T, Inc.                                                                                        167,990             6,623,846
Global Crossing Ltd. (a)(l)                                                                        92,610             2,546,775
Level 3 Communications, Inc. (a)                                                                  330,330             2,015,013
Qwest Communications International, Inc. (a)                                                      435,480             3,914,965
Time Warner Telecom, Inc., "A" (a)                                                                 62,210             1,292,102
                                                                                                                   ------------
                                                                                                                   $ 27,177,294
                                                                                                                   ------------
TOBACCO - 0.6%
Altria Group, Inc. (w)                                                                             64,440          $  4,245,952
                                                                                                                   ------------
TRUCKING - 0.2%
UTi Worldwide, Inc. (l)                                                                            67,650          $  1,662,837
                                                                                                                   ------------
    TOTAL COMMON STOCKS                                                                                            $663,635,461
                                                                                                                   ------------
SHORT-TERM OBLIGATIONS - 2.2%
General Electric Capital Corp., 5.37%, due 4/02/07 (y)                                        $15,112,000          $ 15,109,746
                                                                                                                   ------------
COLLATERAL FOR SECURITIES LOANED - 9.8%
Navigator Securities Lending Prime Portfolio, at Net Asset Value                               66,565,318          $ 66,565,318
                                                                                                                   ------------
    TOTAL INVESTMENTS(k)                                                                                           $745,310,525
                                                                                                                   ------------
OTHER ASSETS, LESS LIABILITIES - (9.3)%                                                                             (63,585,460)
                                                                                                                   ------------
    NET ASSETS - 100.0%                                                                                            $681,725,065
                                                                                                                   ------------

(a) Non-income producing security.
(k) As of March 31, 2007, the series had one security that was fair valued, aggregating $1,414,076 and 0.19% of market value, in accordance with the policies adopted by the Board of Trustees.
(l) All or a portion of this security is on loan.
(w) When-issued security. At March 31, 2007, the series had sufficient cash and/or securities at least equal to the value of the when-issued security.
(y) The rate shown represents an annualized yield at time of purchase.

The following abbreviations are used in this report and are defined:
ADR      American Depository Receipt
GDR      Global Depository Receipt

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS VARIABLE INSURANCE TRUST - MFS EMERGING GROWTH SERIES

SUPPLEMENTAL INFORMATION (UNAUDITED) 03/31/2007

(1) PORTFOLIO SECURITIES

The cost and unrealized appreciation and depreciation in the value of the investments owned by the series, as computed on a federal income tax basis, are as follows:

Aggregate Cost                                                    $677,395,123
                                                                  ============
Gross unrealized appreciation                                     $ 84,847,360
Gross unrealized depreciation                                      (16,931,958)
                                                                  ------------
      Net unrealized appreciation (depreciation)                  $ 67,915,402
                                                                  ============

The aggregate cost above includes prior fiscal year end tax adjustments.

MFS(R) Variable Insurance Trust

QUARTERLY PORTFOLIO HOLDINGS 03/31/07

MFS(R) GLOBAL EQUITY SERIES

[graphic omitted]

                                                       M F S(SM)
                                                       INVESTMENT MANAGEMENT(R)

PORTFOLIO OF INVESTMENTS 3/31/07 (Unaudited)

MFS Variable Insurance Trust - MFS Global Equity Series
ISSUER                                                                                         SHARES/PAR            VALUE ($)
COMMON STOCKS - 97.2%

ALCOHOLIC BEVERAGES - 2.9%
Diageo PLC                                                                                         50,919          $  1,031,488
Pernod Ricard S.A. (l)                                                                              2,767               561,004
                                                                                                                   ------------
                                                                                                                   $  1,592,492
                                                                                                                   ------------
APPAREL MANUFACTURERS - 3.8%
LVMH Moet Hennessy Louis Vuitton S.A.                                                               9,990          $  1,107,983
NIKE, Inc., "B"                                                                                     9,340               992,468
                                                                                                                   ------------
                                                                                                                   $  2,100,451
                                                                                                                   ------------
AUTOMOTIVE - 4.2%
Bayerische Motoren Werke AG                                                                        11,890          $    701,354
Bridgestone Corp. (l)                                                                              15,100               301,885
Harley-Davidson, Inc. (l)                                                                          11,490               675,038
Toyota Motor Corp. (l)                                                                              9,900               634,535
                                                                                                                   ------------
                                                                                                                   $  2,312,812
                                                                                                                   ------------
BIOTECHNOLOGY - 1.2%
Actelion Ltd. (a)                                                                                     840          $    195,795
Amgen, Inc. (a)                                                                                     8,730               487,832
                                                                                                                   ------------
                                                                                                                   $    683,627
                                                                                                                   ------------
BROADCASTING - 4.1%
Viacom, Inc., "B" (a)                                                                              10,975          $    451,182
Vivendi S.A.                                                                                       11,110               451,337
Walt Disney Co.                                                                                    16,460               566,718
WPP Group PLC                                                                                      52,490               795,291
                                                                                                                   ------------
                                                                                                                   $  2,264,528
                                                                                                                   ------------
BROKERAGE & ASSET MANAGERS - 2.8%
Goldman Sachs Group, Inc.                                                                           1,990          $    411,194
Julius Baer Holding Ltd.                                                                            4,361               595,008
Nomura Holdings, Inc.                                                                              26,200               543,398
                                                                                                                   ------------
                                                                                                                   $  1,549,600
                                                                                                                   ------------
BUSINESS SERVICES - 1.4%
Accenture Ltd., "A"                                                                                11,890          $    458,241
DST Systems, Inc. (a)(l)                                                                            4,060               305,312
                                                                                                                   ------------
                                                                                                                   $    763,553
                                                                                                                   ------------
CHEMICALS - 3.5%
3M Co.                                                                                             10,880          $    831,558
Bayer AG                                                                                           10,160               649,102
Givaudan S.A. (l)                                                                                     510               471,725
                                                                                                                   ------------
                                                                                                                   $  1,952,385
                                                                                                                   ------------
COMPUTER SOFTWARE - 1.1%
Oracle Corp. (a)                                                                                   34,810          $    631,105
                                                                                                                   ------------
CONSUMER GOODS & SERVICES - 7.9%
Alberto-Culver Co.                                                                                 11,630          $    266,094
Henkel KGaA, IPS                                                                                    3,990               589,699
Kao Corp. (l)                                                                                      37,000             1,080,373
L'Oreal S.A. (l)                                                                                    4,030               439,860
Procter & Gamble Co.                                                                                7,009               442,688
Reckitt Benckiser PLC                                                                              30,340             1,579,661
                                                                                                                   ------------
                                                                                                                   $  4,398,375
                                                                                                                   ------------
ELECTRICAL EQUIPMENT - 4.0%
Legrand S.A.                                                                                       10,070          $    332,838
OMRON Corp.                                                                                        11,200               301,405
Rockwell Automation, Inc. (l)                                                                      10,490               628,036
Schneider Electric S.A. (l)                                                                         7,510               953,078
                                                                                                                   ------------
                                                                                                                   $  2,215,357
                                                                                                                   ------------
ELECTRONICS - 5.3%
Canon, Inc.                                                                                        13,400          $    720,082
Hirose Electric Co., Ltd. (l)                                                                       1,500               179,522
Intel Corp.                                                                                        37,370               714,888
Ricoh Co. Ltd.                                                                                     19,000               424,872
Samsung Electronics Co. Ltd.                                                                        1,459               872,062
                                                                                                                   ------------
                                                                                                                   $  2,911,426
                                                                                                                   ------------
ENERGY - INTEGRATED - 4.9%
Chevron Corp. (l)                                                                                   6,150          $    454,854
Exxon Mobil Corp.                                                                                   9,000               679,050
Royal Dutch Shell PLC                                                                              20,120               669,045
TOTAL S.A. (l)                                                                                     12,860               900,771
                                                                                                                   ------------
                                                                                                                   $  2,703,720
                                                                                                                   ------------
FOOD & BEVERAGES - 5.1%
General Mills, Inc.                                                                                 4,480          $    260,826
Nestle S.A.                                                                                         4,996             1,945,653
PepsiCo, Inc.                                                                                       9,470               601,913
                                                                                                                   ------------
                                                                                                                   $  2,808,392
                                                                                                                   ------------
FOOD & DRUG STORES - 1.0%
Sally Beauty Holdings, Inc. (a)                                                                    11,080          $    101,825
Tesco PLC                                                                                          52,018               454,715
                                                                                                                   ------------
                                                                                                                   $    556,540
                                                                                                                   ------------
GAMING & LODGING - 1.8%
Ladbrokes PLC                                                                                      51,619          $    408,822
William Hill PLC                                                                                   45,820               573,417
                                                                                                                   ------------
                                                                                                                   $    982,239
                                                                                                                   ------------
GENERAL MERCHANDISE - 0.9%
Wal-Mart Stores, Inc.                                                                              11,190          $    525,371
                                                                                                                   ------------
INSURANCE - 5.7%
Aflac, Inc.                                                                                         9,020          $    424,481
Assicurazioni Generali S.p.A. (l)                                                                   8,120               345,268
AXA (l)                                                                                            19,490               826,126
Genworth Financial, Inc., "A"                                                                      18,130               633,462
QBE Insurance Group Ltd.                                                                            8,374               213,762
Swiss Reinsurance Co. (l)                                                                           7,910               722,523
                                                                                                                   ------------
                                                                                                                   $  3,165,622
                                                                                                                   ------------
MACHINERY & TOOLS - 0.7%
Fanuc Ltd.                                                                                          4,100          $    378,931
                                                                                                                   ------------
MAJOR BANKS - 6.3%
Banca Intesa S.p.A.                                                                                49,897          $    378,886
Banco Bilbao Vizcaya Argentaria S.A. (l)                                                           11,740               288,165
Bank of New York Co., Inc.                                                                         28,020             1,136,211
Credit Agricole S.A. (l)                                                                           14,820               577,710
Erste Bank der Oesterreichischen Sparkassen AG                                                      3,850               299,749
State Street Corp.                                                                                 12,060               780,885
                                                                                                                   ------------
                                                                                                                   $  3,461,606
                                                                                                                   ------------
MEDICAL EQUIPMENT - 3.5%
DENTSPLY International, Inc.                                                                       10,530          $    344,858
Medtronic, Inc.                                                                                    14,180               695,671
Thermo Fisher Scientific, Inc. (a)                                                                 14,950               698,913
Waters Corp. (a)(l)                                                                                 3,800               220,400
                                                                                                                   ------------
                                                                                                                   $  1,959,842
                                                                                                                   ------------
NATURAL GAS - DISTRIBUTION - 1.0%
Gaz de France (l)                                                                                   6,310          $    292,743
Tokyo Gas Co. Ltd. (l)                                                                             49,000               271,429
                                                                                                                   ------------
                                                                                                                   $    564,172
                                                                                                                   ------------
NETWORK & TELECOM - 0.5%
Ericsson, Inc., "B" (l)                                                                            78,240          $    287,931
                                                                                                                   ------------
OTHER BANKS & DIVERSIFIED FINANCIALS - 5.5%
Aeon Credit Service Co. Ltd.                                                                       11,800          $    198,411
American Express Co.                                                                               20,940             1,181,016
Bangkok Bank Public Co. Ltd.                                                                       68,400               220,771
Komercni Banka A.S.                                                                                 1,044               181,461
PT Bank Central Asia Tbk.                                                                         280,000               156,493
UBS AG                                                                                             18,689             1,110,390
                                                                                                                   ------------
                                                                                                                   $  3,048,542
                                                                                                                   ------------
PHARMACEUTICALS - 9.2%
Eli Lilly & Co.                                                                                    10,620          $    570,400
GlaxoSmithKline PLC                                                                                40,900             1,124,290
Johnson & Johnson                                                                                  24,930             1,502,282
Roche Holding AG (l)                                                                                7,540             1,334,019
Sanofi-Aventis (l)                                                                                  6,440               559,880
                                                                                                                   ------------
                                                                                                                   $  5,090,871
                                                                                                                   ------------
RAILROAD & SHIPPING - 0.4%
Canadian National Railway Co.                                                                       5,554          $    245,154
                                                                                                                   ------------
SPECIALTY CHEMICALS - 3.9%
Asahi Glass Co. Ltd. (l)                                                                           19,000          $    265,386
L'Air Liquide S.A., Bearer Shares (l)                                                               3,797               925,404
Praxair, Inc.                                                                                      15,820               996,027
                                                                                                                   ------------
                                                                                                                   $  2,186,817
                                                                                                                   ------------
SPECIALTY STORES - 0.5%
NEXT PLC                                                                                            6,400          $    283,223
                                                                                                                   ------------
TELEPHONE SERVICES - 0.7%
Singapore Telecommunications Ltd.                                                                 172,950          $    373,872
                                                                                                                   ------------
TRUCKING - 1.7%
TNT N.V.                                                                                            9,960          $    456,626
United Parcel Service, Inc., "B"                                                                    6,580               461,258
                                                                                                                   ------------
                                                                                                                   $    917,884
                                                                                                                   ------------
UTILITIES - ELECTRIC POWER - 1.7%
E.ON AG (l)                                                                                         6,990          $    950,096
                                                                                                                   ------------
    TOTAL COMMON STOCKS                                                                                            $ 53,866,536
                                                                                                                   ------------
SHORT-TERM OBLIGATIONS(y) - 1.7%
General Electric Capital Corp., 5.37%, due 4/02/07                                            $   930,000          $    929,861
                                                                                                                   ------------
COLLATERAL FOR SECURITIES LOANED - 21.2%
Navigator Securities Lending Prime Portfolio, at Net Asset Value                               11,736,002          $ 11,736,002
                                                                                                                   ------------
    TOTAL INVESTMENTS                                                                                              $ 66,532,399
                                                                                                                   ------------
OTHER ASSETS, LESS LIABILITIES - (20.1)%                                                                            (11,132,023)
                                                                                                                   ------------
    NET ASSETS - 100.0%                                                                                            $ 55,400,376
                                                                                                                   ------------

(a) Non-income producing security.
(l) All or a portion of this security is on loan.
(y) The rate shown represents an annualized yield at time of purchase.

The following abbreviations are used in this report and are defined:

IPS      International Preference Stock

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS VARIABLE INSURANCE TRUST - MFS GLOBAL EQUITY SERIES

SUPPLEMENTAL INFORMATION (UNAUDITED) 03/31/2007

(1) PORTFOLIO SECURITIES

The cost and unrealized appreciation and depreciation in the value of the investments owned by the series, as computed on a federal income tax basis, are as follows:

Aggregate Cost                                                     $57,660,665
                                                                   ===========
Gross unrealized appreciation                                      $ 9,635,201
Gross unrealized depreciation                                         (763,467)
                                                                   -----------
      Net unrealized appreciation (depreciation)                   $ 8,871,734
                                                                   ===========

The aggregate cost above includes prior fiscal year end tax adjustments.

(2) COUNTRY WEIGHTINGS

Country weighting percentages of portfolio holdings based on total net assets as of March 31, 2007, are as follows:

-----------------------------------
United States                 36.4%
-----------------------------------
France                        14.3%
-----------------------------------
Switzerland                   11.5%
-----------------------------------
United Kingdom                11.3%
-----------------------------------
Japan                          9.6%
-----------------------------------
Germany                        5.2%
-----------------------------------
Netherlands                    2.0%
-----------------------------------
South Korea                    1.6%
-----------------------------------
Italy                          1.3%
-----------------------------------
Other Countries                6.8%
-----------------------------------

MFS(R) Variable Insurance Trust

QUARTERLY PORTFOLIO HOLDINGS 03/31/07

MFS(R) TOTAL RETURN SERIES

[graphic omitted]

                                                       M F S(SM)
                                                       INVESTMENT MANAGEMENT(R)

PORTFOLIO OF INVESTMENTS 3/31/07 (Unaudited)

MFS Variable Insurance Trust - MFS Total Return Series

ISSUER                                                                                          SHARES/PAR              VALUE ($)
COMMON STOCKS - 58.6%
AEROSPACE - 2.0%
Lockheed Martin Corp.                                                                              439,210         $   42,612,154
Northrop Grumman Corp.                                                                             234,880             17,432,794
United Technologies Corp.                                                                          337,250             21,921,250
                                                                                                                   --------------
                                                                                                                   $   81,966,198
                                                                                                                   --------------
ALCOHOLIC BEVERAGES - 0.6%
Diageo PLC                                                                                         721,662         $   14,619,035
Molson Coors Brewing Co. (l)                                                                        80,780              7,643,404
                                                                                                                   --------------
                                                                                                                   $   22,262,439
                                                                                                                   --------------
APPAREL MANUFACTURERS - 0.5%
Hanesbrands, Inc. (a)                                                                               24,593         $      722,788
NIKE, Inc., "B"                                                                                    174,760             18,569,998
                                                                                                                   --------------
                                                                                                                   $   19,292,786
                                                                                                                   --------------
AUTOMOTIVE - 0.4%
Autoliv, Inc.                                                                                       64,400         $    3,677,884
Johnson Controls, Inc.                                                                             136,180             12,885,352
                                                                                                                   --------------
                                                                                                                   $   16,563,236
                                                                                                                   --------------
BIOTECHNOLOGY - 0.9%
Amgen, Inc. (a)                                                                                    685,300         $   38,294,564
                                                                                                                   --------------
BROADCASTING - 1.3%
CBS Corp., "B"                                                                                     440,635         $   13,479,025
E.W. Scripps Co., "A" (l)                                                                          202,530              9,049,040
Viacom, Inc., "B" (a)                                                                              486,360             19,994,260
Walt Disney Co.                                                                                    113,580              3,910,559
WPP Group PLC                                                                                      524,830              7,951,845
                                                                                                                   --------------
                                                                                                                   $   54,384,729
                                                                                                                   --------------
BROKERAGE & ASSET MANAGERS - 2.7%
Bear Stearns Cos., Inc.                                                                             33,100         $    4,976,585
Franklin Resources, Inc.                                                                           104,170             12,586,861
Goldman Sachs Group, Inc.                                                                          102,910             21,264,293
Julius Baer Holding Ltd.                                                                            20,700              2,824,276
KKR Private Equity Investments LP, IEU (z)                                                         127,640              3,095,270
Lehman Brothers Holdings, Inc.                                                                     212,710             14,904,590
Mellon Financial Corp. (l)                                                                         431,450             18,612,753
Merrill Lynch & Co., Inc.                                                                          164,580             13,441,249
Morgan Stanley                                                                                     135,290             10,655,440
Nomura Holdings, Inc.                                                                              239,600              4,969,400
                                                                                                                   --------------
                                                                                                                   $  107,330,717
                                                                                                                   --------------
BUSINESS SERVICES - 0.3%
Accenture Ltd., "A"                                                                                228,660         $    8,812,556
First Data Corp.                                                                                   178,700              4,807,030
                                                                                                                   --------------
                                                                                                                   $   13,619,586
                                                                                                                   --------------
CABLE TV - 0.1%
Time Warner Cable, Inc. (a)                                                                        139,000         $    5,208,330
                                                                                                                   --------------
CHEMICALS - 1.0%
3M Co.                                                                                              75,200         $    5,747,536
Dow Chemical Co.                                                                                   113,880              5,222,537
Nalco Holding Co.                                                                                  151,980              3,632,322
PPG Industries, Inc.                                                                               239,640             16,849,088
Syngenta AG                                                                                         49,410              9,453,444
                                                                                                                   --------------
                                                                                                                   $   40,904,927
                                                                                                                   --------------
COMPUTER SOFTWARE - 1.8%
Compuware Corp. (a)(l)                                                                           3,405,570         $   32,318,859
Oracle Corp. (a)                                                                                 1,866,110             33,832,574
Symantec Corp. (a)                                                                                 398,470              6,893,531
                                                                                                                   --------------
                                                                                                                   $   73,044,964
                                                                                                                   --------------
COMPUTER SOFTWARE - SYSTEMS - 0.4%
Hewlett-Packard Co.                                                                                393,070         $   15,777,830
                                                                                                                   --------------
CONSTRUCTION - 1.4%
D.R. Horton, Inc.                                                                                  172,270         $    3,789,940
Masco Corp.                                                                                      1,529,480             41,907,752
Sherwin-Williams Co.                                                                                62,510              4,128,160
Toll Brothers, Inc. (a)(l)                                                                         176,780              4,840,236
                                                                                                                   --------------
                                                                                                                   $   54,666,088
                                                                                                                   --------------
CONSUMER GOODS & SERVICES - 0.2%
Estee Lauder Cos., Inc., "A" (l)                                                                   130,870         $    6,393,000
                                                                                                                   --------------
CONTAINERS - 1.1%
Owens-Illinois, Inc. (a)                                                                         1,681,490         $   43,331,997
Smurfit-Stone Container Corp. (a)(l)                                                               125,790              1,416,395
                                                                                                                   --------------
                                                                                                                   $   44,748,392
                                                                                                                   --------------
ELECTRICAL EQUIPMENT - 2.3%
Black & Decker Corp.                                                                                42,900         $    3,501,498
Cooper Industries Ltd., "A"                                                                         25,200              1,133,748
General Electric Co.                                                                               727,770             25,733,947
Rockwell Automation, Inc.                                                                          196,370             11,756,672
Tyco International Ltd.                                                                          1,271,470             40,114,879
W.W. Grainger, Inc.                                                                                150,840             11,650,882
                                                                                                                   --------------
                                                                                                                   $   93,891,626
                                                                                                                   --------------
ELECTRONICS - 0.4%
Applied Materials, Inc.                                                                             79,550         $    1,457,356
Intel Corp.                                                                                        777,160             14,867,071
                                                                                                                   --------------
                                                                                                                   $   16,324,427
                                                                                                                   --------------
ENERGY - INDEPENDENT - 2.5%
Anadarko Petroleum Corp.                                                                           310,400         $   13,340,992
Apache Corp.                                                                                       369,020             26,089,714
Devon Energy Corp.                                                                                 639,590             44,272,420
EOG Resources, Inc.                                                                                 73,050              5,211,387
Sunoco, Inc.                                                                                        76,320              5,375,981
Talisman Energy, Inc.                                                                              234,680              4,120,981
Ultra Petroleum Corp. (a)                                                                           73,400              3,899,742
                                                                                                                   --------------
                                                                                                                   $  102,311,217
                                                                                                                   --------------
ENERGY - INTEGRATED - 3.5%
Chevron Corp.                                                                                      190,450         $   14,085,682
ConocoPhillips                                                                                     217,070             14,836,734
Exxon Mobil Corp.                                                                                  690,652             52,109,693
Hess Corp.                                                                                         512,190             28,411,179
Royal Dutch Shell PLC, ADR                                                                          55,080              3,651,804
TOTAL S.A., ADR                                                                                    412,120             28,757,734
                                                                                                                   --------------
                                                                                                                   $  141,852,826
                                                                                                                   --------------
FOOD & BEVERAGES - 1.5%
Kellogg Co.                                                                                        292,640         $   15,050,475
Kraft Foods, Inc. (w)                                                                              333,207             10,565,994
Nestle S.A.                                                                                         38,879             15,141,118
PepsiCo, Inc.                                                                                      184,740             11,742,074
Tyson Foods, Inc., "A" (l)                                                                         320,970              6,230,028
                                                                                                                   --------------
                                                                                                                   $   58,729,689
                                                                                                                   --------------
FOOD & DRUG STORES - 0.7%
CVS Corp.                                                                                          512,680         $   17,502,895
Sally Beauty Holdings, Inc. (a)                                                                  1,066,930              9,805,087
                                                                                                                   --------------
                                                                                                                   $   27,307,982
                                                                                                                   --------------
FOREST & PAPER PRODUCTS - 0.6%
Bowater, Inc. (l)                                                                                  607,970         $   14,481,845
International Paper Co.                                                                             78,370              2,852,668
MeadWestvaco Corp.                                                                                 171,050              5,275,182
                                                                                                                   --------------
                                                                                                                   $   22,609,695
                                                                                                                   --------------
GAMING & LODGING - 0.1%
Royal Caribbean Cruises Ltd.                                                                        58,500         $    2,466,360
                                                                                                                   --------------
GENERAL MERCHANDISE - 0.9%
Federated Department Stores, Inc.                                                                  710,410         $   32,003,971
Wal-Mart Stores, Inc.                                                                               75,130              3,527,353
                                                                                                                   --------------
                                                                                                                   $   35,531,324
                                                                                                                   --------------
HEALTH MAINTENANCE ORGANIZATIONS - 0.6%
UnitedHealth Group, Inc.                                                                           158,920         $    8,417,992
WellPoint, Inc. (a)(l)                                                                             214,060             17,360,266
                                                                                                                   --------------
                                                                                                                   $   25,778,258
                                                                                                                   --------------
INSURANCE - 5.3%
Aflac, Inc.                                                                                        232,310         $   10,932,509
Allstate Corp.                                                                                     769,240             46,200,554
Chubb Corp.                                                                                         91,840              4,745,373
Conseco, Inc. (a)                                                                                1,509,510             26,114,523
Genworth Financial, Inc., "A"                                                                    1,575,180             55,036,789
Hartford Financial Services Group, Inc.                                                            200,195             19,134,638
MetLife, Inc.                                                                                      381,520             24,092,988
Travelers Cos., Inc.                                                                               506,340             26,213,222
                                                                                                                   --------------
                                                                                                                   $  212,470,596
                                                                                                                   --------------
LEISURE & TOYS - 0.0%
Hasbro, Inc.                                                                                        16,170         $      462,785
                                                                                                                   --------------
MACHINERY & TOOLS - 0.6%
Deere & Co.                                                                                        195,000         $   21,184,800
Eaton Corp.                                                                                         20,600              1,721,336
                                                                                                                   --------------
                                                                                                                   $   22,906,136
                                                                                                                   --------------
MAJOR BANKS - 5.6%
Bank of America Corp.                                                                            1,312,691         $   66,973,495
Bank of New York Co., Inc.                                                                       1,331,830             54,005,706
JPMorgan Chase & Co.                                                                             1,055,334             51,057,059
PNC Financial Services Group, Inc.                                                                 354,810             25,535,676
State Street Corp.                                                                                  61,500              3,982,125
SunTrust Banks, Inc. (l)                                                                           308,110             25,585,454
                                                                                                                   --------------
                                                                                                                   $  227,139,515
                                                                                                                   --------------
MEDICAL & HEALTH TECHNOLOGY & SERVICES - 0.2%
Tenet Healthcare Corp. (a)                                                                       1,132,058         $    7,279,133
                                                                                                                   --------------
MEDICAL EQUIPMENT - 1.4%
Boston Scientific Corp. (a)                                                                      1,250,300         $   18,179,362
Cooper Cos., Inc. (l)                                                                              192,180              9,343,792
DENTSPLY International, Inc.                                                                       102,015              3,340,991
Pall Corp.                                                                                         719,840             27,353,920
                                                                                                                   --------------
                                                                                                                   $   58,218,065
                                                                                                                   --------------
METALS & MINING - 0.1%
BHP Billiton PLC                                                                                   170,890         $    3,809,825
                                                                                                                   --------------
NATURAL GAS - PIPELINE - 0.6%
Williams Cos., Inc.                                                                                881,910         $   25,099,159
                                                                                                                   --------------
NETWORK & TELECOM - 0.5%
Cisco Systems, Inc. (a)                                                                            279,150         $    7,126,699
Nortel Networks Corp. (a)                                                                          524,435             12,612,662
                                                                                                                   --------------
                                                                                                                   $   19,739,361
                                                                                                                   --------------
OIL SERVICES - 1.0%
GlobalSantaFe Corp.                                                                                308,250         $   19,012,860
Noble Corp.                                                                                        247,775             19,494,937
                                                                                                                   --------------
                                                                                                                   $   38,507,797
                                                                                                                   --------------
OTHER BANKS & DIVERSIFIED FINANCIALS - 3.8%
American Express Co.                                                                               267,930         $   15,111,252
Capital One Financial Corp.                                                                         57,140              4,311,784
Citigroup, Inc.                                                                                  1,100,653             56,507,525
Countrywide Financial Corp.                                                                        297,580             10,010,591
Fannie Mae                                                                                         414,350             22,615,223
Freddie Mac                                                                                         66,600              3,962,034
HSBC Holdings PLC                                                                                  250,340              4,381,620
New York Community Bancorp, Inc.                                                                   895,140             15,745,513
UBS AG                                                                                             228,405             13,570,475
UBS AG                                                                                             136,280              8,099,120
                                                                                                                   --------------
                                                                                                                   $  154,315,137
                                                                                                                   --------------
PHARMACEUTICALS - 3.1%
Abbott Laboratories                                                                                 60,560         $    3,379,248
Eli Lilly & Co.                                                                                    309,760             16,637,210
Johnson & Johnson                                                                                  577,160             34,779,662
Merck & Co., Inc.                                                                                  192,010              8,481,082
Warner Chilcott Ltd., "A" (a)                                                                      551,600              8,169,196
Wyeth                                                                                            1,095,950             54,830,379
                                                                                                                   --------------
                                                                                                                   $  126,276,777
                                                                                                                   --------------
PRINTING & PUBLISHING - 0.8%
New York Times Co., "A" (l)                                                                      1,445,390         $   33,981,119
                                                                                                                   --------------

RAILROAD & SHIPPING - 0.5%
Burlington Northern Santa Fe Corp.                                                                 154,470         $   12,424,022
Norfolk Southern Corp.                                                                             150,850              7,633,010
                                                                                                                   --------------
                                                                                                                   $   20,057,032
                                                                                                                   --------------
SPECIALTY CHEMICALS - 0.5%
Air Products & Chemicals, Inc.                                                                     174,600         $   12,913,416
Praxair, Inc.                                                                                       92,770              5,840,799
                                                                                                                   --------------
                                                                                                                   $   18,754,215
                                                                                                                   --------------
TELECOMMUNICATIONS - WIRELESS - 0.4%
Sprint Nextel Corp.                                                                                491,590         $    9,320,546
Vodafone Group PLC, ADR                                                                            257,577              6,918,518
                                                                                                                   --------------
                                                                                                                   $   16,239,064
                                                                                                                   --------------
TELEPHONE SERVICES - 2.3%
AT&T, Inc.                                                                                         445,604         $   17,570,166
Embarq Corp.                                                                                       187,673             10,575,374
Qwest Communications International, Inc. (a)                                                     1,003,090              9,017,779
TELUS Corp.                                                                                         87,680              4,479,056
TELUS Corp. (non-voting shares)                                                                     27,290              1,363,790
Verizon Communications, Inc.                                                                     1,307,255             49,571,110
                                                                                                                   --------------
                                                                                                                   $   92,577,275
                                                                                                                   --------------
TOBACCO - 1.3%
Altria Group, Inc. (w)                                                                             816,800         $   53,818,952
                                                                                                                   --------------
UTILITIES - ELECTRIC POWER - 2.8%
Dominion Resources, Inc.                                                                           241,010         $   21,394,458
DPL, Inc.                                                                                          256,150              7,963,703
Edison International (l)                                                                            97,900              4,809,827
Entergy Corp.                                                                                       56,250              5,901,750
FPL Group, Inc.                                                                                    644,960             39,452,203
NRG Energy, Inc. (a)                                                                               127,570              9,190,143
PPL Corp.                                                                                           55,810              2,282,629
Public Service Enterprise Group, Inc.                                                              212,320             17,631,053
TXU Corp.                                                                                           66,560              4,266,496
                                                                                                                   --------------
                                                                                                                   $  112,892,262
                                                                                                                   --------------
  TOTAL COMMON STOCKS                                                                                              $2,365,805,395
                                                                                                                   --------------
BONDS - 39.1%
AGENCY - OTHER - 0.0%
Financing Corp., 9.65%, 2018                                                                  $    755,000         $    1,052,660
                                                                                                                   --------------
ASSET BACKED & SECURITIZED - 4.7%
Banc of America Commercial Mortgage, Inc., "A4", FRN, 5.1815%, 2047                           $  1,650,000         $    1,642,553
Banc of America Commercial Mortgage, Inc., "AM", FRN, 5.1815%, 2047                              1,321,987              1,311,921
Banc of America Commercial Mortgage, Inc., FRN, 5.482%, 2017                                     3,273,524              3,286,158
Banc of America Commercial Mortgage, Inc., FRN, 4.857%, 2043                                     3,300,000              3,203,461
Bayview Financial Revolving Mortgage Loan Trust, FRN, 6.12%, 2040 (z)                            3,070,000              3,069,984
Bear Stearns Commercial Mortgage Securities, Inc., FRN, 5.116%, 2041                             1,672,863              1,654,022
Capital One Auto Finance Trust, 3.18%, 2010                                                        599,861                594,918
Chase Commercial Mortgage Securities Corp., 7.543%, 2032                                            59,943                 61,058
Citigroup Commercial Mortgage Trust, 5.462%, 2049                                                4,400,237              4,406,766
Citigroup/Deutsche Bank Commercial Mortgage Trust, 5.648%, 2048                                  4,300,000              4,369,147
Citigroup/Deutsche Bank Commercial Mortgage Trust, "H", FRN, 5.8817%, 2049                       1,388,403              1,365,787
Citigroup/Deutsche Bank Commercial Mortgage Trust, "J", FRN, 5.8817%, 2049                       2,330,000              2,275,118
Citigroup/Deutsche Bank Commercial Mortgage Trust, FRN, 5.2257%, 2044                            1,730,000              1,736,362
Countrywide Asset-Backed Certificates, FRN, 4.575%, 2035                                           146,550                145,562
Countrywide Asset-Backed Certificates, FRN, 4.823%, 2035                                         2,920,516              2,902,455
Countrywide Asset-Backed Certificates, FRN, 5.689%, 2046                                         1,950,000              1,954,752
CPS Auto Receivables Trust, 2.89%, 2009 (z)                                                        122,776                121,222
Credit Suisse Commercial Mortgage Trust, 5.509%, 2039                                            2,510,763              2,523,669
Credit Suisse Mortgage Capital Certificate, 5.343%, 2039                                         4,440,000              4,406,325
CRIIMI MAE Commercial Mortgage Trust, 7%, 2033 (n)                                                 836,520                837,223
Deutsche Mortgage & Asset Receiving Corp., 6.538%, 2031                                            683,808                687,041
Falcon Franchise Loan LLC, 7.382%, 2010 (n)                                                        404,406                413,415
GE Commercial Mortgage Corp., FRN, 5.3375%, 2044                                                 2,120,000              2,122,669
GMAC Mortgage Corp. Loan Trust, FRN, 5.805%, 2036                                                2,277,000              2,287,905
Greenwich Capital Commercial Funding Corp., 5.475%, 2017                                         6,100,000              6,130,165
Greenwich Capital Commercial Funding Corp., 4.305%, 2042                                         1,659,715              1,627,705
Greenwich Capital Commercial Funding Corp., FRN, 5.317%, 2036                                    2,602,000              2,610,470
Greenwich Capital Commercial Funding Corp., FRN, 5.224%, 2037                                    2,335,766              2,320,662
Greenwich Capital Commercial Funding Corp., FRN, 5.9137%, 2038                                   2,150,000              2,240,058
JPMorgan Chase Commercial Mortgage Securities Corp., 4.78%, 2042                                 2,535,000              2,436,163
JPMorgan Chase Commercial Mortgage Securities Corp., 5.552%, 2045                                4,390,000              4,442,816
JPMorgan Chase Commercial Mortgage Securities Corp., 5.44%, 2045 (n)                             2,084,274              2,087,849
JPMorgan Chase Commercial Mortgage Securities Corp., 5.372%, 2047                                3,570,000              3,539,259
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 4.948%, 2037                           2,600,000              2,522,953
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.2117%, 2041                          2,602,000              2,600,249
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.2945%, 2043                          3,755,000              3,756,849
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.475%, 2043                           4,390,000              4,421,706
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.855%, 2043                           4,160,000              4,301,248
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.8756%, 2045                          4,390,000              4,572,957
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.038%, 2046                           2,811,995              2,759,787
LB-UBS Commercial Mortgage Trust, 5.413%, 2039                                                   1,106,229              1,106,171
LB-UBS Commercial Mortgage Trust, 5.455%, 2040                                                   5,838,000              5,848,796
Lehman Brothers Commercial Conduit Mortgage Trust, 6.48%, 2030                                   1,648,250              1,653,359
Merrill Lynch Mortgage Trust, FRN, 5.66%, 2039                                                   3,808,000              3,900,049
Merrill Lynch Mortgage Trust, FRN, 5.2646%, 2044                                                 1,826,000              1,821,411
Merrill Lynch/Countrywide Commercial Mortgage Trust, FRN, 5.4818%, 2039                          1,800,000              1,818,881
Merrill Lynch/Countrywide Commercial Mortgage Trust, FRN, 5.204%, 2049                           4,530,000              4,454,138
Morgan Stanley Capital I, Inc., 5.168%, 2042                                                     1,298,138              1,285,091
Morgan Stanley Capital I, Inc., FRN, 0.2005%, 2030 (i)(n)                                       25,117,379                295,084
Multi-Family Capital Access One, Inc., 6.65%, 2024                                                 937,757                949,554
Residential Asset Mortgage Products, Inc., 4.109%, 2029                                          1,149,796              1,137,349
Residential Asset Mortgage Products, Inc., FRN, 4.9708%, 2034                                    1,194,000              1,172,187
Residential Funding Mortgage Securities, Inc., FRN, 5.32%, 2035                                  2,208,000              2,197,475
Spirit Master Funding LLC, 5.05%, 2023 (z)                                                       2,595,508              2,474,038
Structured Asset Securities Corp., FRN, 4.67%, 2035                                              4,136,325              4,095,829
TIAA Real Estate CDO Ltd., 7.17%, 2032 (n)                                                         737,526                738,075
Wachovia Bank Commercial Mortgage Trust, 5.378%, 2017                                           12,500,000             12,485,184
Wachovia Bank Commercial Mortgage Trust, 4.935%, 2042                                            4,990,000              4,861,052
Wachovia Bank Commercial Mortgage Trust, 4.75%, 2044                                             3,500,000              3,352,272
Wachovia Bank Commercial Mortgage Trust, 5.339%, 2048                                            4,440,000              4,415,713
Wachovia Bank Commercial Mortgage Trust, FRN, 4.847%, 2041                                       3,148,000              3,054,398
Wachovia Bank Commercial Mortgage Trust, FRN, 5.083%, 2042                                       3,154,818              3,100,795
Wachovia Bank Commercial Mortgage Trust, FRN, 5.118%, 2042                                       3,350,000              3,302,807
Wachovia Bank Commercial Mortgage Trust, FRN, 6.021%, 2043                                       3,570,000              3,495,066
Wachovia Bank Commercial Mortgage Trust, FRN, 5.201%, 2044                                       2,213,000              2,199,596
Wachovia Bank Commercial Mortgage Trust, FRN, 5.3161%, 2044                                      2,791,000              2,787,139
Wachovia Bank Commercial Mortgage Trust, FRN, 5.466%, 2045                                       3,913,000              3,926,393
Wachovia Bank Commercial Mortgage Trust, FRN, 5.962%, 2045 (n)                                   2,850,000              2,974,984
Wachovia Bank Commercial Mortgage Trust, FRN, 5.795%, 2045                                       2,940,000              3,017,119
Wachovia Bank Commercial Mortgage Trust, FRN, 5.603%, 2048                                       4,300,000              4,354,404
                                                                                                                   --------------
                                                                                                                   $  192,024,798
                                                                                                                   --------------
AUTOMOTIVE - 0.1%
Johnson Controls, Inc., 5.5%, 2016                                                            $  3,627,000         $    3,591,873
                                                                                                                   --------------
BROADCASTING - 0.2%
CBS Corp., 6.625%, 2011                                                                       $  2,872,000         $    3,002,173
Hearst-Argyle Television, Inc., 7.5%, 2027                                                       1,909,000              1,961,505
News America Holdings, 8.5%, 2025                                                                1,384,000              1,663,333
News America, Inc., 6.2%, 2034                                                                     816,000                791,479
                                                                                                                   --------------
                                                                                                                   $    7,418,490
                                                                                                                   --------------
BROKERAGE & ASSET MANAGERS - 0.4%
Goldman Sachs Group, Inc., 5.625%, 2017                                                       $  3,994,000         $    3,956,049
Lehman Brothers Holdings, Inc., 8.25%, 2007                                                        884,000                888,852
Lehman Brothers Holdings, Inc., 5.5%, 2016                                                         847,000                842,220
Merrill Lynch & Co., Inc., 6.05%, 2016                                                           2,839,000              2,912,468
Merrill Lynch & Co., Inc., 6.11%, 2037                                                           2,440,000              2,365,495
Morgan Stanley Group, Inc., 6.75%, 2011                                                          1,874,000              1,982,083
Morgan Stanley Group, Inc., 5.75%, 2016                                                          2,588,000              2,603,026
                                                                                                                   --------------
                                                                                                                   $   15,550,193
                                                                                                                   --------------
BUILDING - 0.1%
CRH America, Inc., 6.95%, 2012                                                                $  2,881,000         $    3,062,238
                                                                                                                   --------------
BUSINESS SERVICES - 0.1%
Cisco Systems, Inc., 5.5%, 2016                                                               $  2,492,000         $    2,509,240
                                                                                                                   --------------

CABLE TV - 0.1%
Cox Communications, Inc., 4.625%, 2013                                                        $  2,769,000         $    2,649,199
Time Warner Entertainment Co. LP, 8.375%, 2033                                                   2,470,000              3,002,233
                                                                                                                   --------------
                                                                                                                   $    5,651,432
                                                                                                                   --------------
CONGLOMERATES - 0.1%
Kennametal, Inc., 7.2%, 2012                                                                  $  2,183,000         $    2,344,468
                                                                                                                   --------------
CONSUMER GOODS & SERVICES - 0.2%
Fortune Brands, Inc., 5.125%, 2011                                                            $  2,643,000         $    2,619,469
Western Union Co., 5.4%, 2011                                                                    4,170,000              4,176,476
                                                                                                                   --------------
                                                                                                                   $    6,795,945
                                                                                                                   --------------
DEFENSE ELECTRONICS - 0.1%
BAE Systems Holdings, Inc., 5.2%, 2015 (n)                                                    $  2,490,000         $    2,438,649
Raytheon Co., 6.15%, 2008                                                                          672,000                683,350
                                                                                                                   --------------
                                                                                                                   $    3,121,999
                                                                                                                   --------------
EMERGING MARKET QUASI-SOVEREIGN - 0.1%
Pemex Project Funding Master Trust, 8.625%, 2022                                              $    199,000         $      247,755
Ras Laffan Liquefied Natural Gas Co. Ltd., 5.832%, 2016 (n)                                      2,770,000              2,793,988
                                                                                                                   --------------
                                                                                                                   $    3,041,743
                                                                                                                   --------------
EMERGING MARKET SOVEREIGN - 0.2%
State of Israel, 4.625%, 2013                                                                 $  2,110,000         $    2,033,285
United Mexican States, 6.375%, 2013                                                              1,864,000              1,965,588
United Mexican States, 6.625%, 2015                                                                161,000                173,880
United Mexican States, 5.625%, 2017                                                              2,656,000              2,677,248
United Mexican States, 6.75%, 2034                                                               1,290,000              1,406,745
                                                                                                                   --------------
                                                                                                                   $    8,256,746
                                                                                                                   --------------
ENERGY - INDEPENDENT - 0.3%
Anadarko Petroleum Corp., 5.95%, 2016                                                         $  1,440,000         $    1,443,033
Nexen, Inc., 5.875%, 2035                                                                        2,450,000              2,298,269
Ocean Energy, Inc., 4.375%, 2007                                                                 2,745,000              2,730,210
Ocean Energy, Inc., 7.25%, 2011                                                                  2,109,000              2,262,771
XTO Energy, Inc., 5.65%, 2016                                                                    3,560,000              3,547,590
                                                                                                                   --------------
                                                                                                                   $   12,281,873
                                                                                                                   --------------
ENTERTAINMENT - 0.1%
Walt Disney Co., 5.625%, 2016                                                                 $  2,471,000         $    2,524,472
                                                                                                                   --------------
FINANCIAL INSTITUTIONS - 0.6%
American Express Co., 5.5%, 2016                                                              $  4,160,000         $    4,200,273
Capital One Financial Co., 6.15%, 2016                                                           2,930,000              2,971,870
CIT Group, Inc., 6.1% to 2017, FRN to 2067                                                         340,000                327,728
Countrywide Financial Corp., 6.25%, 2016                                                         3,040,000              3,064,393
General Electric Capital Corp., 8.75%, 2007                                                        129,000                129,545
General Electric Capital Corp., 5.45%, 2013                                                      2,003,000              2,028,759
General Electric Capital Corp., 6.75%, 2032                                                      2,220,000              2,515,331
HSBC Finance Corp., 5.25%, 2011                                                                  2,415,000              2,414,126
ORIX Corp., 5.48%, 2011                                                                          4,160,000              4,176,736
Residential Capital LLC, 6.875%, 2015                                                            3,930,000              3,965,036
                                                                                                                   --------------
                                                                                                                   $   25,793,797
                                                                                                                   --------------
FOOD & BEVERAGES - 0.2%
Diageo Finance B.V., 5.5%, 2013                                                               $  3,510,000         $    3,532,973
Miller Brewing Co., 5.5%, 2013(n)                                                                4,880,000              4,876,335
                                                                                                                   --------------
                                                                                                                   $    8,409,308
                                                                                                                   --------------
FOOD & DRUG STORES - 0.1%
CVS Corp., 5.75%, 2011                                                                        $  1,440,000         $    1,466,529
CVS Corp., 6.125%, 2016                                                                          2,120,000              2,192,273
                                                                                                                   --------------
                                                                                                                   $    3,658,802
                                                                                                                   --------------
FOREST & PAPER PRODUCTS - 0.0%
MeadWestvaco Corp., 6.8%, 2032                                                                $    968,000         $      954,053
                                                                                                                   --------------
GAMING & LODGING - 0.1%
Marriott International, Inc., 6.2%, 2016                                                      $  3,493,000         $    3,583,636
Wyndham Worldwide Corp., 6%, 2016  (n)                                                           2,038,000              2,037,817
                                                                                                                   --------------
                                                                                                                   $    5,621,453
                                                                                                                   --------------
INSURANCE - 0.4%
American International Group, Inc., 5.05%, 2015                                               $  3,100,000         $    3,032,990
American International Group, Inc., 6.25%, 2037                                                    950,000                924,654
Chubb Corp., 6.375% to 2017, FRN to 2067                                                         4,240,000              4,229,180
ING Groep N.V., 5.775% to 2015, FRN to 2049                                                      4,321,000              4,298,855
MetLife, Inc., 6.5%, 2032                                                                          840,000                899,021
MetLife, Inc., 6.4%, 2036                                                                        2,940,000              2,870,595
                                                                                                                   --------------
                                                                                                                   $   16,255,295
                                                                                                                   --------------
INSURANCE - PROPERTY & CASUALTY - 0.1%
Allstate Corp., 6.125%, 2032                                                                  $  1,038,000         $    1,054,585
Allstate Corp., 5.55%, 2035                                                                      3,211,000              3,031,406
Fund American Cos., Inc., 5.875%, 2013                                                           2,208,000              2,208,638
                                                                                                                   --------------
                                                                                                                   $    6,294,629
                                                                                                                   --------------
INTERNATIONAL MARKET QUASI-SOVEREIGN - 0.2%
Hydro-Quebec, 6.3%, 2011                                                                      $  4,035,000         $    4,233,405
Province of Ontario, 5%, 2011                                                                    4,210,000              4,232,128
                                                                                                                   --------------
                                                                                                                   $    8,465,533
                                                                                                                   --------------
MAJOR BANKS - 0.9%
Bank of America Corp., 5.3%, 2017                                                             $  2,630,000         $    2,586,681
Bank of America Corp., 5.49%, 2019 (n)                                                           3,700,000              3,663,540
DBS Capital Funding Corp., 7.657% to 2011, FRN to 2049 (n)                                       1,904,000              2,061,604
HBOS Capital Funding LP, 6.071% to 2014, FRN to 2049 (n)                                         1,249,000              1,272,338
MUFG Capital Finance 1 Ltd., 6.346% to 2016, FRN to 2049                                         3,619,000              3,696,671
Natexis AMBS Co. LLC, 8.44% to 2008, FRN to 2049 (n)                                               622,000                645,086
Pnc Funding Corp., 5.625%, 2017                                                                  2,120,000              2,135,213
Socgen Real Estate LLC, 7.64% to 2007, FRN to 2049 (n)                                           1,662,000              1,680,699
UniCredito Italiano Capital Trust II, 9.2% to 2010, FRN to 2049 (n)                              1,754,000              1,967,765
Wachovia Corp., 5.25%, 2014                                                                      7,584,000              7,495,571
Wells Fargo National Bank, 4.75%, 2015                                                           5,484,000              5,261,404
Wells Fargo National Bank, 5.75%, 2016                                                           4,700,000              4,824,000
                                                                                                                   --------------
                                                                                                                   $   37,290,572
                                                                                                                   --------------
MEDICAL & HEALTH TECHNOLOGY & SERVICES - 0.3%
Baxter International, Inc., 5.9%, 2016                                                        $  2,824,000         $    2,914,312
Cardinal Health, Inc., 5.85%, 2017                                                               2,202,000              2,198,316
HCA, Inc., 8.75%, 2010                                                                             466,000                488,718
Hospira, Inc., 5.55%, 2012                                                                       1,090,000              1,090,429
Hospira, Inc., 6.05%, 2017                                                                       3,710,000              3,707,088
McKesson Corp., 5.7%, 2017                                                                       2,190,000              2,183,349
                                                                                                                   --------------
                                                                                                                   $   12,582,212
                                                                                                                   --------------
METALS & MINING - 0.1%
Vale Overseas Ltd., 6.25%, 2017                                                               $  3,990,000         $    4,065,642
                                                                                                                   --------------
MORTGAGE BACKED - 13.7%
Fannie Mae, 6.249%, 2011                                                                      $    390,363         $      406,715
Fannie Mae, 6.33%, 2011                                                                            360,555                373,462
Fannie Mae, 4.78%, 2012                                                                          1,850,517              1,830,502
Fannie Mae, 4.01%, 2013                                                                            253,895                240,706
Fannie Mae, 4.019%, 2013                                                                         1,426,580              1,356,422
Fannie Mae, 4.621%, 2013                                                                           228,920                224,641
Fannie Mae, 4.845%, 2013                                                                           450,552                444,720
Fannie Mae, 5.37%, 2013                                                                            840,189                848,180
Fannie Mae, 4.518%, 2014                                                                         2,145,690              2,084,708
Fannie Mae, 4.63%, 2014                                                                            626,651                610,244
Fannie Mae, 4.839%, 2014                                                                         2,200,570              2,174,567
Fannie Mae, 4.871%, 2014                                                                         1,010,098              1,001,611
Fannie Mae, 4.76%, 2015                                                                            980,263                958,472
Fannie Mae, 4.925%, 2015                                                                         3,794,294              3,763,043
Fannie Mae, 4.94%, 2015                                                                            387,000                379,399
Fannie Mae, 4.98%, 2015                                                                            264,756                262,513
Fannie Mae, 5.19%, 2015                                                                            453,579                453,236
Fannie Mae, 5.5%, 2017 - 2037                                                                  186,662,698            185,274,262
Fannie Mae, 6%, 2017 - 2037                                                                     77,966,870             78,828,315
Fannie Mae, 4.5%, 2018 - 2035                                                                   16,783,392             16,108,361
Fannie Mae, 5%, 2018 - 2035                                                                     66,238,807             64,541,585
Fannie Mae, 4.88%, 2020                                                                          1,334,428              1,320,994
Fannie Mae, 7.5%, 2030 - 2032                                                                      555,245                580,742
Fannie Mae, 6.5%, 2031 - 2037                                                                   15,392,765             15,775,308
Freddie Mac, 6%, 2016 - 2037                                                                    34,922,690             35,349,378
Freddie Mac, 5%, 2017 - 2035                                                                    45,849,248             44,627,040
Freddie Mac, 4.5%, 2018 - 2035                                                                  17,516,007             16,920,524
Freddie Mac, 5.5%, 2019 - 2036                                                                  40,122,282             39,858,691
Freddie Mac, 6.5%, 2034 - 2035                                                                   7,498,120              7,687,395
Ginnie Mae, 6%, 2032 - 2035                                                                      8,710,066              8,830,520
Ginnie Mae, 4.5%, 2033 - 2034                                                                    2,391,531              2,258,993
Ginnie Mae, 5.5%, 2033 - 2035                                                                   13,347,908             13,287,489
Ginnie Mae, 5%, 2034                                                                             3,266,851              3,182,235
Ginnie Mae, 6.5%, 2035 - 2036                                                                    1,623,908              1,663,821
                                                                                                                   --------------
                                                                                                                   $  553,508,794
                                                                                                                   --------------
NATURAL GAS - PIPELINE - 0.2%
CenterPoint Energy Resources Corp., 7.875%, 2013                                              $  2,162,000         $    2,409,434
Kinder Morgan Energy Partners LP, 6.75%, 2011                                                    1,904,000              2,000,466
Kinder Morgan Energy Partners LP, 5.125%, 2014                                                     830,000                802,711
Kinder Morgan Energy Partners LP, 7.4%, 2031                                                       223,000                242,887
Kinder Morgan Energy Partners LP, 7.75%, 2032                                                    1,020,000              1,152,958
Spectra Energy Capital LLC, 8%, 2019                                                             1,728,000              1,974,484
                                                                                                                   --------------
                                                                                                                   $    8,582,940
                                                                                                                   --------------
NETWORK & TELECOM - 0.6%
AT&T, Inc., 6.15%, 2034                                                                       $  2,917,000         $    2,870,923
BellSouth Corp., 6.55%, 2034                                                                     2,696,000              2,771,812
Deutsche Telekom B.V., 5.75%, 2016                                                               3,887,000              3,886,911
Telecom Italia Capital, 5.25%, 2013                                                              2,220,000              2,152,383
Telefonica Emisiones S.A.U., 7.045%, 2036                                                        2,340,000              2,498,858
Telefonica Europe B.V., 7.75%, 2010                                                              1,200,000              1,293,074
Verizon New York, Inc., 6.875%, 2012                                                             6,806,000              7,182,651
                                                                                                                   --------------
                                                                                                                   $   22,656,612
                                                                                                                   --------------
OIL SERVICES - 0.1%
Halliburton Co., 5.5%, 2010                                                                   $  2,517,000         $    2,544,179
                                                                                                                   --------------
OILS - 0.1%
Valero Energy Corp., 6.875%, 2012                                                             $  3,308,000         $    3,522,676
                                                                                                                   --------------
OTHER BANKS & DIVERSIFIED FINANCIALS - 0.8%
Citigroup, Inc., 5%, 2014                                                                     $  7,894,000         $    7,706,596
Credit Suisse (USA), Inc., 4.125%, 2010                                                          1,856,000              1,814,201
Credit Suisse (USA), Inc., 4.875%, 2010                                                          1,912,000              1,902,943
Mizuho Capital Investment 1 Ltd., 6.686% to 2016, FRN to 2049 (n)                                3,550,000              3,612,111
Nordea Bank AB, 5.424% to 2015, FRN to 2049 (n)                                                  1,496,000              1,467,709
UBS AG, 5.875%, 2016                                                                             2,800,000              2,915,710
UBS Preferred Funding Trust V, 6.243% to 2016, FRN to 2049                                       3,610,000              3,726,913
UFJ Finance Aruba AEC, 6.75%, 2013                                                               2,864,000              3,085,052
Woori Bank, 6.125% to 2011, FRN to 2016 (n)                                                      5,067,000              5,190,539
                                                                                                                   --------------
                                                                                                                   $   31,421,774
                                                                                                                   --------------
PHARMACEUTICALS - 0.1%
Allergan, Inc., 5.75%, 2016                                                                   $  2,680,000         $    2,736,540
                                                                                                                   --------------
POLLUTION CONTROL - 0.0%
Waste Management, Inc., 7.375%, 2010                                                          $  1,731,000         $    1,841,493
                                                                                                                   --------------
RAILROAD & SHIPPING - 0.1%
CSX Corp., 6.75%, 2011                                                                        $  1,671,000         $    1,745,395
CSX Corp., 7.9%, 2017                                                                            1,790,000              2,025,412
Union Pacific Corp., 6.125%, 2012                                                                  643,000                661,909
                                                                                                                   --------------
                                                                                                                   $    4,432,716
                                                                                                                   --------------
REAL ESTATE - 0.5%
Boston Properties, Inc., REIT, 5%, 2015                                                       $  1,909,000         $    1,856,894
HRPT Properties Trust, REIT, 6.25%, 2016                                                         3,387,000              3,519,394
Kimco Realty Corp., REIT, 6%, 2012                                                                 955,000                988,763
Kimco Realty Corp., REIT, 5.783%, 2016                                                           1,030,000              1,046,872
ProLogis, REIT, 5.75%, 2016                                                                      3,378,000              3,434,771
Simon Property Group LP, REIT, 5.1%, 2015                                                        1,764,000              1,720,064
Simon Property Group LP, REIT, 5.875%, 2017                                                      1,918,000              1,967,847
Vornado Realty Trust, REIT, 5.625%, 2007                                                         3,623,000              3,621,529
Vornado Realty Trust, REIT, 4.75%, 2010                                                          1,743,000              1,703,441
                                                                                                                   --------------
                                                                                                                   $   19,859,575
                                                                                                                   --------------
RETAILERS - 0.2%
Federated Retail Holdings, Inc., 5.35%, 2012                                                  $    940,000         $      937,539
Home Depot, Inc., 5.4%, 2016                                                                     2,359,000              2,303,535
Limited Brands, Inc., 5.25%, 2014                                                                3,711,000              3,543,452
Wal-Mart Stores, Inc., 5.25%, 2035                                                               3,679,000              3,341,794
                                                                                                                   --------------
                                                                                                                   $   10,126,320
                                                                                                                   --------------
TELECOMMUNICATIONS - WIRELESS - 0.0%
Cingular Wireless LLC, 6.5%, 2011                                                             $  1,528,000         $    1,609,762
                                                                                                                   --------------
U.S. GOVERNMENT AGENCIES - 1.0%
Fannie Mae, 5.25%, 2007                                                                       $ 10,161,000         $   10,160,573
Fannie Mae, 6%, 2008                                                                             6,059,000              6,122,838
Fannie Mae, 6.625%, 2009                                                                         6,697,000              6,968,121
Federal Home Loan Bank, 3.9%, 2008                                                               1,665,000              1,647,586
Small Business Administration, 4.77%, 2024                                                       1,085,131              1,065,888
Small Business Administration, 4.99%, 2024                                                       1,639,498              1,626,383
Small Business Administration, 5.18%, 2024                                                       1,792,151              1,797,050
Small Business Administration, 5.09%, 2025                                                       2,393,870              2,382,402
Small Business Administration, 5.11%, 2025                                                       6,548,193              6,524,177
Small Business Administration, 5.39%, 2025                                                       1,685,125              1,702,112
                                                                                                                   --------------
                                                                                                                   $   39,997,130
                                                                                                                   --------------
U.S. TREASURY OBLIGATIONS - 11.0%
U.S. Treasury Bonds, 8%, 2021                                                                 $  2,612,000         $    3,451,920
U.S. Treasury Bonds, 6.25%, 2023                                                                 7,301,000              8,381,891
U.S. Treasury Bonds, 6%, 2026                                                                    8,468,000              9,570,822
U.S. Treasury Bonds, 6.75%, 2026                                                                19,510,000             23,904,315
U.S. Treasury Bonds, 5.375%, 2031                                                               29,392,000             31,334,635
U.S. Treasury Bonds, 4.5%, 2036                                                                  2,927,000              2,759,611
U.S. Treasury Notes, 4.375%, 2007                                                                1,617,000              1,615,548
U.S. Treasury Notes, 6.625%, 2007                                                               15,980,000             16,009,339
U.S. Treasury Notes, 3%, 2007                                                                    2,385,000              2,355,746
U.S. Treasury Notes, 5.5%, 2008                                                                  5,222,000              5,246,888
U.S. Treasury Notes, 5.625%, 2008                                                              118,809,000            119,778,957
U.S. Treasury Notes, 4.75%, 2008                                                                37,091,000             37,108,396
U.S. Treasury Notes, 4.875%, 2009                                                               69,013,000             69,460,480
U.S. Treasury Notes, 6.5%, 2010                                                                  9,406,000              9,892,836
U.S. Treasury Notes, 5.125%, 2011                                                               55,876,000             57,111,362
U.S. Treasury Notes, 10.375%, 2012                                                               1,979,000              2,042,158
U.S. Treasury Notes, 3.875%, 2013                                                                1,950,000              1,883,501
U.S. Treasury Notes, 4.25%, 2013                                                                 7,154,000              7,019,583
U.S. Treasury Notes, 9.875%, 2015                                                                2,850,000              3,899,267
U.S. Treasury Notes, TIPS, 4.25%, 2010                                                          10,162,775             10,807,075
U.S. Treasury Notes, TIPS, 2%, 2014                                                             14,481,887             14,340,457
U.S. Treasury Notes, TIPS, 2.375%, 2017                                                          4,777,279              4,848,006
                                                                                                                   --------------
                                                                                                                   $  442,822,793
                                                                                                                   --------------
UTILITIES - ELECTRIC POWER - 0.9%
Dominion Resources, Inc., 5.15%, 2015                                                         $  2,992,000         $    2,913,143
Exelon Generation Co. LLC, 6.95%, 2011                                                           3,521,000              3,690,997
FirstEnergy Corp., 6.45%, 2011                                                                   4,503,000              4,719,869
MidAmerican Energy Holdings Co., 3.5%, 2008                                                      1,432,000              1,405,199
MidAmerican Energy Holdings Co., 5.875%, 2012                                                      487,000                501,380
MidAmerican Energy Holdings Co., 6.125%, 2036                                                    3,509,000              3,501,414
MidAmerican Funding LLC, 6.927%, 2029                                                              395,000                442,399
Oncor Electric Delivery Co., 7%, 2022                                                            3,226,000              3,455,930
Pacific Gas & Electric Co., 4.8%, 2014                                                             734,000                711,728
Pacific Gas & Electric Co., 5.8%, 2037                                                           1,090,000              1,050,861
Progress Energy, Inc., 7.1%, 2011                                                                1,805,000              1,926,807
PSEG Power LLC, 6.95%, 2012                                                                      2,852,000              3,045,936
PSEG Power LLC, 5.5%, 2015                                                                       1,615,000              1,593,031
System Energy Resources, Inc., 5.129%, 2014 (n)                                                  1,147,027              1,121,884
TXU Energy Co., 7%, 2013                                                                         4,568,000              4,747,248
Waterford 3 Funding Corp., 8.09%, 2017                                                             218,858                226,140
                                                                                                                   --------------
                                                                                                                   $   35,053,966
                                                                                                                   --------------
  TOTAL BONDS                                                                                                      $1,579,336,736
                                                                                                                   --------------
SHORT-TERM OBLIGATIONS - 1.8%
General Electric Capital Corp., 5.37%, due 4/02/07 (y)                                        $ 70,967,000         $   70,956,414
                                                                                                                   --------------
COLLATERAL FOR SECURITIES LOANED - 2.1%
Navigator Securities Lending Prime Portfolio, at Net Asset Value                                82,947,430         $   82,947,430
                                                                                                                   --------------
  TOTAL INVESTMENTS(k)                                                                                             $4,099,045,975
                                                                                                                   --------------
OTHER ASSETS, LESS LIABILITIES - (1.6)%                                                                               (65,208,142)
                                                                                                                   --------------
  NET ASSETS - 100.0%                                                                                              $4,033,837,833
                                                                                                                   --------------

(a) Non-income producing security.
(i) Interest only security for which the series receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(k) As of March 31, 2007, the series held securities fair valued in accordance with the policies adopted by the Board of Trustees, aggregating $1,556,449,722 and 37.97% of market value. An independent pricing service provided an evaluated bid for 37.64% of the market value.
(l) All or a portion of this security is on loan.
(n) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $42,176,694, representing 1.0% of net assets.
(w) When-issued security. At March 31, 2007, the series had sufficient cash and/or securities at least equal to the value of the when-issued security.
(y) The rate shown represents an annualized yield at time of purchase.
(z) Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale.
    These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The series holds the following restricted securities:

                                                                     ACQUISITION   ACQUISITION           CURRENT        TOTAL % OF
RESTRICTED SECURITIES                                                   DATE          COST             MARKET VALUE     NET ASSETS
----------------------------------------------------------------------------------------------------------------------------------
Bayview Financial Revolving Mortgage Loan Trust, FRN, 6.12%, 2040      3/01/06     $ 3,070,000         $ 3,069,984
CPS Auto Receivables Trust, 2.89%, 2009                                3/27/03         122,776             121,222
KKR Private Equity Investments LP, IEU                                 5/03/06       3,191,000           3,095,270
Spirit Master Funding LLC, 5.05%, 2023                                10/04/05       2,562,050           2,474,038
----------------------------------------------------------------------------------------------------------------------------------
Total Restricted Securities                                                                            $  8,760,514        0.2%
                                                                                                       ========================

The following abbreviations are used in this report and are defined:

ADR      American Depository Receipt
CDO      Collateralized Debt Obligation
FRN      Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
IEU      International Equity Unit
REIT     Real Estate Investment Trust
TIPS     Treasury Inflation Protected Security

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS VARIABLE INSURANCE TRUST - MFS TOTAL RETURN SERIES

SUPPLEMENTAL INFORMATION (UNAUDITED) 03/31/2007

(1) PORTFOLIO SECURITIES

The cost and unrealized appreciation and depreciation in the value of the investments owned by the series, as computed on a federal income tax basis, are as follows:

Aggregate Cost                                                  $3,733,490,625
                                                                ==============
Gross unrealized appreciation                                   $  421,023,325
Gross unrealized depreciation                                      (55,467,975)
                                                                --------------
      Net unrealized appreciation (depreciation)                $  365,555,350
                                                                ==============

The aggregate cost above includes prior fiscal year end tax adjustments.

(2) SECURITIES LENDING COLLATERAL

At March 31, 2007, the value of securities loaned was $94,895,706. These loans were collateralized by cash of $82,947,430 and U.S. Treasury obligations of $14,152,108.

MFS(R) Variable Insurance Trust

QUARTERLY PORTFOLIO HOLDINGS 03/31/07

MFS(R) MONEY MARKET SERIES

[graphic omitted]

                                                       M F S(SM)
                                                       INVESTMENT MANAGEMENT(R)

PORTFOLIO OF INVESTMENTS March 31, 2007 (Unaudited)

MFS Variable Insurance Trust - MFS Money Market Series
ISSUER                                                                             SHARES/PAR         VALUE ($)
COMMERCIAL PAPER (y) - 87.3%

ASSET BACKED & SECURITIZED - 3.9%
Yorktown Capital LLC, 5.26%, due 4/05/07 (t)                                         $ 85,000        $   84,950
                                                                                                     ----------
BROKERAGE & ASSET MANAGERS - 4.0%
Merrill Lynch & Co., Inc., 5.19%, due 5/04/07                                        $ 86,000        $   85,591
                                                                                                     ----------
FINANCIAL INSTITUTIONS - 51.6%
American Express Credit Corp., 5.21%, due 5/10/07                                    $ 86,000        $   85,515
Barton Capital Corp., 5.26%, due 4/13/07 (t)                                           85,000            84,850
Bryant Park Funding LLC, 5.25%, due 4/05/07 (t)                                        85,000            84,950
CAFCO LLC, 5.24%, due 5/08/07 (t)                                                      86,000            85,537
CRC Funding LLC, 5.25%, due 5/07/07 (t)                                                86,000            85,549
Fairway Finance Corp., 5.26%, due 4/05/07 (t)                                          85,000            84,950
Falcon Asset Securitization Co. LLC, 5.25%, due 4/25/07 (t)                            85,000            84,703
General Electric Capital Corp., 5.22%, due 5/11/07                                     86,000            85,501
Govco LLC, 5.27%, due 5/09/07 (t)                                                      86,000            85,522
Old Line Funding LLC, 5.26%, due 5/03/07 (t)                                           86,000            85,598
Ranger Funding Co. LLC, 5.25%, due 4/25/07 (t)                                         86,000            85,699
Sheffield Receivables Corp., 5.26%, due 5/16/07 (t)                                    86,000            85,435
Thunder Bay Funding LLC, 5.25%, due 4/27/07 (t)                                        15,000            14,943
Thunder Bay Funding LLC, 5.26%, due 5/07/07 (t)                                        71,000            70,627
                                                                                                     ----------
                                                                                                     $1,109,379
                                                                                                     ----------
INSURANCE - 4.0%
Metlife Funding, Inc., 5.41%, due 4/02/07                                            $ 85,000        $   84,987
                                                                                                     ----------
MAJOR BANKS - 4.0%
HBOS Treasury Services PLC, 5.26%, due 5/14/07                                       $ 86,000        $   85,460
                                                                                                     ----------
MEDICAL EQUIPMENT - 3.9%
Merck & Co., Inc., 5.2%, due 4/25/07                                                 $ 85,000        $   84,705
                                                                                                     ----------
OTHER BANKS & DIVERSIFIED FINANCIALS - 15.9%
Citigroup Funding, Inc., 5.26%, due 5/29/07                                          $ 49,000        $   48,585
Citigroup Funding, Inc., 5.25%, due 6/19/07                                            37,000            36,574
DEPFA Bank PLC, 5.27%, due 5/01/07 (t)                                                 86,000            85,622
Svenska Handelsbanken, Inc., 5.26%, due 4/04/07                                        86,000            85,962
UBS Financial Delaware LLC, 5.25%, due 4/20/07                                       $ 85,000            84,764
                                                                                                     ----------
                                                                                                     $  341,507
                                                                                                     ----------
    TOTAL COMMERCIAL PAPER, AT VALUE                                                                 $1,876,579
                                                                                                     ----------

U.S. GOVERNMENT AGENCY OBLIGATIONS (y) - 13.9%
Fannie Mae, 5.09%, due 6/01/07                                                       $100,000        $   99,138
Federal Farm Credit Bank, 5.1%, due 5/01/07                                           100,000            99,575
Freddie Mac, 5.17%, due 5/31/07                                                       100,000            99,138
                                                                                                     ----------
    TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS, AT VALUE                                               $  297,851
                                                                                                     ----------
REPURCHASE AGREEMENTS - 0.3%
Merrill Lynch, 5.39%, dated 3/30/07, due 4/02/07, total to be received $6,003
(secured by various U.S. Treasury and Federal Agency obligations and Mortgage
Backed securities in a jointly traded account)                                       $  6,000        $    6,000
                                                                                                     ----------
    TOTAL INVESTMENTS, AT VALUE                                                                      $2,180,430
                                                                                                     ----------
OTHER ASSETS, LESS LIABILITIES - (1.5)%                                                                 (31,985)
                                                                                                     ----------
    NET ASSETS - 100.0%                                                                              $2,148,445
                                                                                                     ----------

(t) Security exempt from registration with the U.S. Securities and Exchange Commission under Section 4(2) of the
    Securities Act of 1933.
(y) The rate shown represents an annualized yield at time of purchase.

The cost of investments for federal income tax purposes is $2,180,430.

For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS(R) Variable Insurance Trust

QUARTERLY PORTFOLIO HOLDINGS 03/31/07

MFS(R) VALUE SERIES

[graphic omitted]

                                                       M F S(SM)
                                                       INVESTMENT MANAGEMENT(R)

PORTFOLIO OF INVESTMENTS 3/31/07 (Unaudited)

MFS Variable Insurance Trust - MFS Value Series

ISSUER                                                                                             SHARES/PAR           VALUE ($)

COMMON STOCKS - 98.8%

AEROSPACE - 7.4%
Lockheed Martin Corp.                                                                                 164,470        $ 15,956,877
Northrop Grumman Corp.                                                                                125,690           9,328,712
United Technologies Corp.                                                                              99,870           6,491,550
                                                                                                                     ------------
                                                                                                                     $ 31,777,139
                                                                                                                     ------------
ALCOHOLIC BEVERAGES - 1.1%
Diageo PLC                                                                                            237,648        $  4,814,143
                                                                                                                     ------------
APPAREL MANUFACTURERS - 1.4%
Hanesbrands, Inc. (a)                                                                                   7,492        $    220,190
NIKE, Inc., "B"                                                                                        54,100           5,748,666
                                                                                                                     ------------
                                                                                                                     $  5,968,856
                                                                                                                     ------------
AUTOMOTIVE - 0.5%
Johnson Controls, Inc.                                                                                 22,520        $  2,130,842
                                                                                                                     ------------
BROADCASTING - 1.7%
Viacom, Inc., "B" (a)                                                                                  73,739        $  3,031,410
Walt Disney Co.                                                                                        60,790           2,093,000
WPP Group PLC                                                                                         136,810           2,072,846
                                                                                                                     ------------
                                                                                                                     $  7,197,256
                                                                                                                     ------------
BROKERAGE & ASSET MANAGERS - 5.4%
Franklin Resources, Inc.                                                                               23,850        $  2,881,796
Goldman Sachs Group, Inc.                                                                              51,842          10,712,112
Lehman Brothers Holdings, Inc.                                                                         43,790           3,068,365
Mellon Financial Corp.                                                                                 91,041           3,927,509
Merrill Lynch & Co., Inc.                                                                              31,745           2,592,614
                                                                                                                     ------------
                                                                                                                     $ 23,182,396
                                                                                                                     ------------
BUSINESS SERVICES - 1.1%
Accenture Ltd., "A"                                                                                   122,040        $  4,703,422
                                                                                                                     ------------
CHEMICALS - 3.3%
Dow Chemical Co.                                                                                       59,620        $  2,734,173
Nalco Holding Co.                                                                                      25,760             615,664
PPG Industries, Inc.                                                                                   84,396           5,933,883
Syngenta AG                                                                                            26,744           5,116,837
                                                                                                                     ------------
                                                                                                                     $ 14,400,557
                                                                                                                     ------------
COMPUTER SOFTWARE - 1.5%
Oracle Corp. (a)                                                                                      358,780        $  6,504,681
                                                                                                                     ------------
COMPUTER SOFTWARE - SYSTEMS - 0.6%
Hewlett-Packard Co.                                                                                    68,700        $  2,757,618
                                                                                                                     ------------
CONSTRUCTION - 2.4%
Masco Corp.                                                                                           253,810        $  6,954,394
Sherwin-Williams Co.                                                                                   29,700           1,961,388
Toll Brothers, Inc. (a)                                                                                44,700           1,223,886
                                                                                                                     ------------
                                                                                                                     $ 10,139,668
                                                                                                                     ------------
CONTAINERS - 0.2%
Smurfit-Stone Container Corp. (a)                                                                      61,840        $    696,318
                                                                                                                     ------------
ELECTRICAL EQUIPMENT - 1.8%
Cooper Industries Ltd., "A"                                                                            11,720        $    527,283
General Electric Co.                                                                                   36,460           1,289,226
Rockwell Automation, Inc.                                                                              48,400           2,897,708
W.W. Grainger, Inc.                                                                                    42,120           3,253,349
                                                                                                                     ------------
                                                                                                                     $  7,967,566
                                                                                                                     ------------
ELECTRONICS - 1.1%
Intel Corp.                                                                                           241,690        $  4,623,530
                                                                                                                     ------------
ENERGY - INDEPENDENT - 2.5%
Apache Corp.                                                                                           45,460        $  3,214,022
Devon Energy Corp.                                                                                     66,960           4,634,971
EOG Resources, Inc.                                                                                    40,710           2,904,251
                                                                                                                     ------------
                                                                                                                     $ 10,753,244
                                                                                                                     ------------
ENERGY - INTEGRATED - 9.0%
Chevron Corp.                                                                                          41,630        $  3,078,955
ConocoPhillips                                                                                        107,610           7,355,144
Exxon Mobil Corp.                                                                                     143,958          10,861,631
Hess Corp.                                                                                             97,040           5,382,809
Royal Dutch Shell PLC, ADR                                                                             29,560           1,959,828
TOTAL S.A., ADR                                                                                       143,512          10,014,267
                                                                                                                     ------------
                                                                                                                     $ 38,652,634
                                                                                                                     ------------
FOOD & BEVERAGES - 3.7%
Kellogg Co.                                                                                            86,580        $  4,452,809
Kraft Foods, Inc. (w)                                                                                 100,301           3,180,545
Nestle S.A                                                                                             11,003           4,285,031
PepsiCo, Inc.                                                                                          51,258           3,257,958
Tyson Foods, Inc., "A"                                                                                 46,500             902,565
                                                                                                                     ------------
                                                                                                                     $ 16,078,908
                                                                                                                     ------------
FOOD & DRUG STORES - 0.9%
CVS Corp.                                                                                             109,971        $  3,754,410
                                                                                                                     ------------
FOREST & PAPER PRODUCTS - 0.4%
Bowater, Inc.                                                                                           9,770        $    232,721
International Paper Co.                                                                                42,159           1,534,588
                                                                                                                     ------------
                                                                                                                     $  1,767,309
                                                                                                                     ------------
GAMING & LODGING - 0.3%
Royal Caribbean Cruises Ltd.                                                                           31,040        $  1,308,646
                                                                                                                     ------------
GENERAL MERCHANDISE - 1.4%
Federated Department Stores, Inc.                                                                     136,950        $  6,169,598
                                                                                                                     ------------
HEALTH MAINTENANCE ORGANIZATIONS - 1.6%
UnitedHealth Group, Inc.                                                                               40,650        $  2,153,231
WellPoint, Inc. (a)                                                                                    57,340           4,650,274
                                                                                                                     ------------
                                                                                                                     $  6,803,505
                                                                                                                     ------------
INSURANCE - 9.4%
Aflac, Inc.                                                                                            37,560        $  1,767,574
Allstate Corp.                                                                                        228,115          13,700,587
Chubb Corp.                                                                                            51,000           2,635,170
Genworth Financial, Inc., "A"                                                                         130,020           4,542,899
Hartford Financial Services Group, Inc.                                                                46,753           4,468,652
MetLife, Inc.                                                                                         212,993          13,450,508
                                                                                                                     ------------
                                                                                                                     $ 40,565,390
                                                                                                                     ------------
LEISURE & TOYS - 0.1%
Hasbro, Inc.                                                                                            8,640        $    247,277
                                                                                                                     ------------
MACHINERY & TOOLS - 1.8%
Deere & Co.                                                                                            61,489        $  6,680,165
Eaton Corp.                                                                                            11,090             926,680
                                                                                                                     ------------
                                                                                                                     $  7,606,845
                                                                                                                     ------------
MAJOR BANKS - 8.4%
Bank of America Corp.                                                                                 316,496        $ 16,147,626
Bank of New York Co., Inc.                                                                            158,910           6,443,801
PNC Financial Services Group, Inc.                                                                     74,930           5,392,712
SunTrust Banks, Inc.                                                                                   97,633           8,107,444
                                                                                                                     ------------
                                                                                                                     $ 36,091,583
                                                                                                                     ------------
NETWORK & TELECOM - 0.4%
Cisco Systems, Inc. (a)                                                                                61,990        $  1,582,605
                                                                                                                     ------------
OIL SERVICES - 0.4%
Noble Corp.                                                                                            20,027        $  1,575,724
                                                                                                                     ------------
OTHER BANKS & DIVERSIFIED FINANCIALS - 8.1%
American Express Co.                                                                                   76,507        $  4,314,995
Citigroup, Inc.                                                                                       267,190          13,717,535
Fannie Mae                                                                                            134,794           7,357,057
Freddie Mac                                                                                            37,710           2,243,368
UBS AG                                                                                                122,572           7,282,504
                                                                                                                     ------------
                                                                                                                     $ 34,915,459
                                                                                                                     ------------
PHARMACEUTICALS - 6.6%
Abbott Laboratories                                                                                    31,090        $  1,734,822
Eli Lilly & Co.                                                                                        70,890           3,807,502
Johnson & Johnson                                                                                     183,110          11,034,209
Merck & Co., Inc.                                                                                     104,820           4,629,899
Wyeth                                                                                                 144,310           7,219,829
                                                                                                                     ------------
                                                                                                                     $ 28,426,261
                                                                                                                     ------------
PRINTING & PUBLISHING - 0.2%
New York Times Co., "A"                                                                                43,380        $  1,019,864
                                                                                                                     ------------
RAILROAD & SHIPPING - 1.6%
Burlington Northern Santa Fe Corp.                                                                     60,810        $  4,890,948
Norfolk Southern Corp.                                                                                 40,160           2,032,096
                                                                                                                     ------------
                                                                                                                     $  6,923,044
                                                                                                                     ------------
SPECIALTY CHEMICALS - 1.4%
Air Products & Chemicals, Inc.                                                                         41,506        $  3,069,784
Praxair, Inc.                                                                                          49,996           3,147,748
                                                                                                                     ------------
                                                                                                                     $  6,217,532
                                                                                                                     ------------
TELECOMMUNICATIONS - WIRELESS - 1.9%
Sprint Nextel Corp.                                                                                   232,850        $  4,414,836
Vodafone Group PLC                                                                                  1,398,083           3,727,612
                                                                                                                     ------------
                                                                                                                     $  8,142,448
                                                                                                                     ------------
TELEPHONE SERVICES - 1.5%
AT&T, Inc.                                                                                             35,260        $  1,390,302
Embarq Corp.                                                                                           41,817           2,356,388
TELUS Corp. (non-voting shares)                                                                        13,430             671,151
Verizon Communications, Inc.                                                                           49,180           1,864,906
                                                                                                                     ------------
                                                                                                                     $  6,282,747
                                                                                                                     ------------
TOBACCO - 3.2%
Altria Group, Inc. (w)                                                                                208,061        $ 13,709,139
                                                                                                                     ------------
UTILITIES - ELECTRIC POWER - 4.5%
Dominion Resources, Inc.                                                                               82,390        $  7,313,760
Entergy Corp.                                                                                          30,300           3,179,076
FPL Group, Inc.                                                                                        74,820           4,576,739
PPL Corp.                                                                                              27,770           1,135,793
Public Service Enterprise Group, Inc.                                                                  10,640             883,546
TXU Corp.                                                                                              35,350           2,265,935
                                                                                                                     ------------
                                                                                                                     $ 19,354,849
                                                                                                                     ------------
  TOTAL COMMON STOCKS                                                                                                $424,813,013
                                                                                                                     ------------
SHORT-TERM OBLIGATIONS - 0.7
New Center Asset Trust, 5.39%, due 4/02/07 (y)                                                    $ 3,139,000        $  3,138,530
                                                                                                                     ------------
  TOTAL INVESTMENTS (k)                                                                                              $427,951,543
                                                                                                                     ------------
OTHER ASSETS, LESS LIABILITIES - 0.5%                                                                                   2,187,222
                                                                                                                     ------------
  NET ASSETS - 100.0%                                                                                                $430,138,765
                                                                                                                     ------------

(a) Non-income producing security.
(k) As of March 31, 2007, the series had one security that was fair valued, aggregating $3,180,545 and 0.74% of market value, in accordance with the policies adopted by the Board of Trustees.
(w) When-issued security. At March 31, 2007, the series had sufficient cash and/or securities at least equal to the value of the when-issued security.
(y) The rate shown represents an annualized yield at time of purchase.

The following abbreviations are used in this report and are defined:
ADR      American Depository Receipt

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS VARIABLE INSURANCE TRUST - MFS VALUE SERIES

SUPPLEMENTAL INFORMATION (UNAUDITED) 3/31/2007

(1) PORTFOLIO SECURITIES

The cost and unrealized appreciation and depreciation in the value of the investments owned by the series, as computed on a federal income tax basis, are as follows:

Aggregate Cost                                                    $366,656,301
                                                                  ============
Gross unrealized appreciation                                     $ 63,788,220
Gross unrealized depreciation                                       (2,492,978)
                                                                  ------------
      Net unrealized appreciation (depreciation)                  $ 61,295,242
                                                                  ============

The aggregate cost above includes prior fiscal year end tax adjustments.

MFS(R) Variable Insurance Trust

QUARTERLY PORTFOLIO HOLDINGS 03/31/07

MFS(R) RESEARCH INTERNATIONAL SERIES

[graphic omitted]

                                                       M F S(SM)
                                                       INVESTMENT MANAGEMENT(R)

PORTFOLIO OF INVESTMENTS March 31, 2007 (Unaudited)

MFS Variable Insurance Trust - MFS Research International Series

ISSUER                                                                                             SHARES/PAR           VALUE ($)
COMMON STOCKS - 97.9%

AEROSPACE - 0.9%
Finmeccanica S.p.A.                                                                                    15,510         $   466,663
                                                                                                                      -----------
ALCOHOLIC BEVERAGES - 1.7%
Grupo Modelo S.A. de C.V., "C"                                                                         11,940         $    61,114
Heineken N.V.                                                                                          10,580             553,294
Pernod Ricard S.A.                                                                                      1,242             251,813
                                                                                                                      -----------
                                                                                                                      $   866,221
                                                                                                                      -----------
APPAREL MANUFACTURERS - 2.9%
Adidas AG                                                                                              13,780         $   753,215
Li & Fung Ltd.                                                                                         81,200             256,330
LVMH Moet Hennessy Louis Vuitton S.A.                                                                   4,410             489,109
                                                                                                                      -----------
                                                                                                                      $ 1,498,654
                                                                                                                      -----------
AUTOMOTIVE - 5.2%
Bayerische Motoren Werke AG                                                                             9,690         $   571,583
Bridgestone Corp.                                                                                      34,900             697,733
Continental AG                                                                                          5,025             649,321
Honda Motor Co. Ltd.                                                                                   21,100             736,203
                                                                                                                      -----------
                                                                                                                      $ 2,654,840
                                                                                                                      -----------
BIOTECHNOLOGY - 0.7%
Actelion Ltd. (a)                                                                                       1,560         $   363,619
                                                                                                                      -----------
BROADCASTING - 3.1%
Antena 3 de Television S.A.                                                                            10,897         $   243,607
Grupo Televisa S.A., ADR                                                                                4,690             139,762
Nippon Television Network Corp.                                                                         1,000             164,323
WPP Group PLC                                                                                          68,340           1,035,438
                                                                                                                      -----------
                                                                                                                      $ 1,583,130
                                                                                                                      -----------
BROKERAGE & ASSET MANAGERS - 0.8%
EFG International                                                                                       7,980         $   348,041
Nomura Holdings, Inc.                                                                                   3,600              74,665
                                                                                                                      -----------
                                                                                                                      $   422,706
                                                                                                                      -----------
BUSINESS SERVICES - 0.9%
Mitsubishi Corp.                                                                                       19,100         $   443,470
                                                                                                                      -----------
CHEMICALS - 4.2%
Bayer AG                                                                                               17,400         $ 1,111,650
Syngenta AG                                                                                             2,930             560,587
Umicore                                                                                                 2,580             458,591
                                                                                                                      -----------
                                                                                                                      $ 2,130,828
                                                                                                                      -----------
COMPUTER SOFTWARE - 0.4%
SAP AG                                                                                                  4,240         $   188,951
                                                                                                                      -----------
COMPUTER SOFTWARE - SYSTEMS - 0.5%
Cap Gemini S.A.                                                                                         3,180         $   242,021
                                                                                                                      -----------
CONGLOMERATES - 1.9%
Siemens AG                                                                                              6,920         $   739,490
Smiths Group PLC                                                                                       12,240             247,590
                                                                                                                      -----------
                                                                                                                      $   987,080
                                                                                                                      -----------
CONSTRUCTION - 1.3%
CRH PLC                                                                                                12,390         $   529,479
Siam Cement Public Co. Ltd.                                                                            20,800             142,588
                                                                                                                      -----------
                                                                                                                      $   672,067
                                                                                                                      -----------
CONSUMER GOODS & SERVICES - 2.2%
Kao Corp.                                                                                              18,000         $   525,587
Kimberly-Clark de Mexico S.A. de C.V., "A"                                                             22,990             103,640
Reckitt Benckiser PLC                                                                                   9,090             473,274
                                                                                                                      -----------
                                                                                                                      $ 1,102,501
                                                                                                                      -----------
ELECTRICAL EQUIPMENT - 2.2%
OMRON Corp.                                                                                            14,300         $   384,830
Schneider Electric S.A.                                                                                 5,628             714,237
Schneider Electric S.A. (a)                                                                               324              39,807
                                                                                                                      -----------
                                                                                                                      $ 1,138,874
                                                                                                                      -----------
ELECTRONICS - 5.4%
ARM Holdings PLC                                                                                       93,310         $   246,032
ASML Holding N.V. (a)                                                                                  18,020             444,958
Funai Electric Co. Ltd.                                                                                 2,300             219,661
Konica Minolta Holdings, Inc.                                                                          25,000             326,924
Nippon Electric Glass Co. Ltd.                                                                         10,500             182,423
Royal Philips Electronics N.V.                                                                         14,990             572,326
Samsung Electronics Co. Ltd.                                                                            1,059             632,977
Venture Corp. Ltd.                                                                                     15,000             144,335
                                                                                                                      -----------
                                                                                                                      $ 2,769,636
                                                                                                                      -----------
ENERGY - INTEGRATED - 7.0%
BG Group PLC                                                                                           14,970         $   215,916
OAO Gazprom, ADR                                                                                        5,410             226,679
Petroleo Brasileiro S.A., ADR                                                                           1,020             101,500
Royal Dutch Shell PLC, "A"                                                                             35,550           1,182,883
Sasol Ltd.                                                                                              4,780             158,956
Statoil A.S.A.                                                                                         23,980             652,852
TOTAL S.A.                                                                                             15,030           1,052,767
                                                                                                                      -----------
                                                                                                                      $ 3,591,553
                                                                                                                      -----------
FOOD & BEVERAGES - 2.6%
Nestle S.A.                                                                                             3,081         $ 1,199,871
Nong Shim Co. Ltd.                                                                                        494             128,646
                                                                                                                      -----------
                                                                                                                      $ 1,328,517
                                                                                                                      -----------
FOOD & DRUG STORES - 0.5%
Lawson, Inc.                                                                                            6,500         $   249,128
                                                                                                                      -----------
INSURANCE - 1.9%
AXA                                                                                                    22,730         $   963,461
                                                                                                                      -----------
INTERNET - 0.2%
Universo Online S.A., IPS (a)                                                                          19,000         $   100,350
                                                                                                                      -----------
LEISURE & TOYS - 1.3%
Konami Corp.                                                                                           12,100         $   323,571
NAMCO BANDAI Holdings, Inc.                                                                            21,400             332,558
                                                                                                                      -----------
                                                                                                                      $   656,129
                                                                                                                      -----------
MACHINERY & TOOLS - 1.5%
Fanuc Ltd.                                                                                              4,800         $   443,626
GEA Group AG                                                                                           11,890             329,003
                                                                                                                      -----------
                                                                                                                      $   772,629
                                                                                                                      -----------
MAJOR BANKS - 14.5%
Barclays PLC                                                                                           62,230         $   882,864
BNP Paribas                                                                                             8,903             929,641
BOC Hong Kong Holdings Ltd.                                                                           208,500             505,364
Credit Agricole S.A.                                                                                   22,397             873,075
Deutsche Postbank AG                                                                                    3,980             346,916
Erste Bank der Oesterreichischen Sparkassen AG                                                          5,162             401,897
Korea Exchange Bank                                                                                     6,750             109,056
Mitsubishi UFJ Financial Group, Inc.                                                                       57             642,615
Royal Bank of Scotland Group PLC                                                                       25,460             993,936
Standard Chartered PLC                                                                                 11,970             344,821
Sumitomo Mitsui Financial Group, Inc.                                                                      78             708,519
UniCredito Italiano S.p.A.                                                                             71,910             684,230
                                                                                                                      -----------
                                                                                                                      $ 7,422,934
                                                                                                                      -----------
METALS & MINING - 3.1%
BHP Billiton PLC                                                                                       51,570         $ 1,149,703
Steel Authority of India Ltd.                                                                         133,515             351,105
TMK OAO, GDR (a)(z)                                                                                     1,900              63,840
                                                                                                                      -----------
                                                                                                                      $ 1,564,648
                                                                                                                      -----------
NATURAL GAS - DISTRIBUTION - 0.9%
Gaz de France                                                                                           4,840         $   224,545
Tokyo Gas Co. Ltd.                                                                                     47,000             260,350
                                                                                                                      -----------
                                                                                                                      $   484,895
                                                                                                                      -----------
OIL SERVICES - 0.4%
Saipem S.p.A.                                                                                           7,190         $   209,801
                                                                                                                      -----------
OTHER BANKS & DIVERSIFIED FINANCIALS - 11.6%
Aeon Credit Service Co. Ltd.                                                                           25,700         $   432,133
Akbank T.A.S.                                                                                          15,414             102,815
Banche Popolari Unite S.c.p.a                                                                          21,870             646,920
Banco Nossa Caixa S.A.                                                                                  5,250              74,723
Bank of Cyprus Public Co. Ltd.                                                                         13,000             197,219
CSU Cardsystem S.A. (a)                                                                                17,630              97,307
Hana Financial Group, Inc.                                                                              5,970             309,034
HSBC Holdings PLC                                                                                      89,230           1,561,764
Sapporo Hokuyo Holdings, Inc.                                                                              20             200,348
Shinsei Bank Ltd.                                                                                      48,000             230,230
SinoPac Holdings                                                                                      238,000             109,319
Suncorp-Metway Ltd.                                                                                    37,529             631,781
Turkiye Garanti Bankasi A.S.                                                                           42,700             191,228
UBS AG                                                                                                 16,710             992,809
Unibanco - Uniao de Bancos Brasileiros S.A., ADR                                                        1,660             145,184
                                                                                                                      -----------
                                                                                                                      $ 5,922,814
                                                                                                                      -----------
PHARMACEUTICALS - 5.7%
Astellas Pharma, Inc.                                                                                  11,000         $   472,368
GlaxoSmithKline PLC                                                                                    27,420             753,741
Novartis AG                                                                                            12,780             700,453
Roche Holding AG                                                                                        5,500             973,091
                                                                                                                      -----------
                                                                                                                      $ 2,899,653
                                                                                                                      -----------
SPECIALTY CHEMICALS - 1.7%
Linde AG                                                                                                8,130         $   875,634
                                                                                                                      -----------
SPECIALTY STORES - 1.3%
Fast Retailing Co. Ltd.                                                                                 2,500         $   194,193
NEXT PLC                                                                                               10,760             476,168
                                                                                                                      -----------
                                                                                                                      $   670,361
                                                                                                                      -----------
TELECOMMUNICATIONS - WIRELESS - 2.9%
America Movil S.A. de C.V., "L", ADR                                                                    4,650         $   222,224
Philippine Long Distance Telephone Co.                                                                  4,580             239,181
Rogers Communications, Inc., "B"                                                                        7,360             241,227
Vodafone Group PLC                                                                                    298,370             795,523
                                                                                                                      -----------
                                                                                                                      $ 1,498,155
                                                                                                                      -----------
TELEPHONE SERVICES - 2.3%
France Telecom S.A.                                                                                    14,920         $   393,916
Telenor A.S.A.                                                                                         22,420             398,316
TELUS Corp.                                                                                             7,840             400,500
                                                                                                                      -----------
                                                                                                                      $ 1,192,732
                                                                                                                      -----------
UTILITIES - ELECTRIC POWER - 4.2%
British Energy Group PLC (a)                                                                           20,690         $   198,368
CEZ AS                                                                                                  4,140             185,750
E.ON AG                                                                                                 7,870           1,069,707
Equatorial Energia S.A., IEU                                                                           20,270             184,004
SUEZ S.A.                                                                                               5,151             271,579
Tohoku Electric Power Co., Inc.                                                                        10,000             252,599
                                                                                                                      -----------
                                                                                                                      $ 2,162,007
                                                                                                                      -----------
  TOTAL COMMON STOCKS                                                                                                 $50,096,662
                                                                                                                      -----------
SHORT-TERM OBLIGATIONS - 2.2%
New Center Asset Trust, 5.39%, due 4/02/07 (y)                                                    $ 1,111,000         $ 1,110,834
                                                                                                                      -----------
RIGHTS - 0.0%
                                                  STRIKE           FIRST
ISSUER                                            PRICE           EXERCISE
OTHER BANKS & DIVERSIFIED FINANCIALS - 0.0%
Suncorp-Metway Ltd.                                $15.50          3/16/07                              4,792         $    20,556
                                                                                                                      -----------
  TOTAL INVESTMENTS(k)                                                                                                $51,228,052
                                                                                                                      -----------
OTHER ASSETS, LESS LIABILITIES - (0.1)%                                                                                   (37,398)
                                                                                                                      -----------
  NET ASSETS - 100.0%                                                                                                 $51,190,654
                                                                                                                      -----------

(a) Non-income producing security.
(k) As of March 31, 2007, the series had two securities that were fair valued, aggregating $84,396 and 0.16% of market value, in accordance with the policies adopted by the Board of Trustees.
(y) The rate shown represents an annualized yield at time of purchase.
(z) Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale.
    These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities mayinvolve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The series holds the following restricted security:

    RESTRICTED               ACQUISITION               ACQUISITION                            TOTAL % OF
    SECURITIES                  DATE                      COST           MARKET VALUE          NET ASSETS
    -------------------------------------------------------------------------------------------------------
    TMK OAO, GDR             10/31/06 -2/21/06         $45,346              $63,840               0.1%

The following abbreviations are used in this report and are defined:
ADR      American Depository Receipt
GDR      Global Depository Receipt
IEU      International Equity Unit
IPS      International Preference Stock

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS VARIABLE INSURANCE TRUST - MFS RESEARCH INTERNATIONAL SERIES

SUPPLEMENTAL INFORMATION (UNAUDITED) 03/31/2007

(1) PORTFOLIO SECURITIES

The cost and unrealized appreciation and depreciation in the value of the investments owned by the series, as computed on a federal income tax basis, are as follows:

Aggregate Cost                                                     $47,971,375
                                                                   ===========
Gross unrealized appreciation                                      $ 4,181,886
Gross unrealized depreciation                                         (925,209)
                                                                   -----------
      Net unrealized appreciation (depreciation)                   $ 3,256,677
                                                                   ===========

The aggregate cost above includes prior fiscal year end tax adjustments.

(2) COUNTRY WEIGHTINGS

Country weighting percentages of portfolio holdings based on total net assets as of March 31, 2007, are as follows:

---------------------------
United Kingdom        20.5%
---------------------------
Japan                 16.5%
---------------------------
Germany               12.9%
---------------------------
France                12.5%
---------------------------
Switzerland           10.0%
---------------------------
Italy                  3.9%
---------------------------
Netherlands            3.0%
---------------------------
South Korea            2.3%
---------------------------
Norway                 2.0%
---------------------------
Other Countries       16.4%
---------------------------

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

                                     NOTICE

A copy of the Amended and Restated Declaration of Trust of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS VARIABLE INSURANCE TRUST
            -------------------------------------------------------------------


By (Signature and Title)* MARIA F. DWYER
                          -----------------------------------------------------
                          Maria F. Dwyer, President

Date: May 14, 2007
      ------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* MARIA F. DWYER
                          -----------------------------------------------------
                          Maria F. Dwyer, President (Principal Executive
                          Officer)

Date: May 14, 2007
      ------------


By (Signature and Title)* TRACY ATKINSON
                          -----------------------------------------------------
                          Tracy Atkinson, Treasurer (Principal Financial Officer and Accounting Officer)

Date: May 14, 2007
      ------------


* Print name and title of each signing officer under his or her signature.